Exhibit 99.3

Exception Grades
Run Date - 11/30/2021 1:20:07 AM

AMC Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
215954361		RCKT2160006	23080961			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Valid COC was not provided for increases to appraisal fee on [Redacted] and [Redacted].
Reviewer Comment (2021-11-09): [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2021-11-09): Please check tracking today. Package was delivered on [Redacted].

Reviewer Comment (2021-11-05): [Redacted] received PCCD, LOE, Copy of check & Shipping label. Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required.

Buyer Comment (2021-11-05): See attached

Reviewer Comment (2021-10-21): [Redacted] further review Appraisal fee increased on CD dated [Redacted] ([Redacted]) in the amount of [Redacted] (Borrower Paid) from [Redacted] [Redacted] CD. However, provided corresponding COC dated [Redacted] does not reflects pertaining to the changes ([Redacted] Lender Paid to Borrower paid) on CD dated [Redacted] ([Redacted]). Please provided a valid COC with additional information why the fee again changed lender paid to borrower paid or Provide Lender Cure [Redacted] per baseline in order to clear this exception.
																	[Redacted]	[Redacted]		2	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954362		RCKT2160012	23076441			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Lenders initial 1003 was associated				Reviewer Comment (2021-10-11): Initial loan application provided. Exception cleared. Buyer Comment (2021-10-08): Please see attached initial 1003	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954362		RCKT2160012	23076783			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The loan disclosure amount of estimated property cost over year one includes HOA monthly fees of [Redacted] and not provided on the appraisal located in the file				Reviewer Comment (2021-10-11): Revised CD provided. Exception cleared. Buyer Comment (2021-10-08): Please see attached redisclosure package correcting the issue;	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954366		RCKT2160043	23080705			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-11-05): Updated Title policy provided with sufficient coverage, satisfying the exception. Buyer Comment (2021-11-05): Please see the attached title policy. Reviewer Comment (2021-10-28): No documentation provided as of this date.	[Redacted]	[Redacted]		1	A		MD	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954366		RCKT2160043	23080711			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage on HOI was [Redacted]. Replacement cost was not provided.				Reviewer Comment (2021-10-28): Attestation provided. Exception cleared. Reviewer Comment (2021-10-28): Attestation letter from letter providing verifying dwelling coverage is up to the replacement costs. Buyer Comment (2021-10-27): Please see our attached processor certification, we confirmed with the insurance company that the subject is covered up to replacement cost	[Redacted]	[Redacted]		1	A		MD	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954366		RCKT2160043	23080725			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	[Redacted] property REO documents are not in the file.				Reviewer Comment (2021-10-28): Verification provided - Exception cleared. Reviewer Comment (2021-10-28): Requires comment Buyer Comment (2021-10-27): Please see the attached mortgage statement and tax statement for this property	[Redacted]	[Redacted]		1	A		MD	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954367		RCKT2160044	23079909			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount on the Title Commitment in the amount of [Redacted] is less than the loan amount of [Redacted].				Reviewer Comment (2021-10-21): Cleared. Copy of Final Title Policy received and amount of insurance is acceptable. Buyer Comment (2021-10-21): Please see the attached title document	[Redacted]	[Redacted]		1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954368		RCKT2160053	23081154			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The Final Closing Disclosure discloses [Redacted] Estimated Property Costs over Year 1 which does not include the HO6 Unit Owners Policy that is documented in the file. The HO6 policy premium is [Redacted] annually. The total Estimated Property Costs over Year 1 are actually [Redacted].				Reviewer Comment (2021-10-13): Removed H06 policy since Master Policy included Betterment coverage (Walls in). Exception cleared. Buyer Comment (2021-10-12): CD does not need to be updated to include HOI premium. Co-op master policy covers betterments and & improvements so HOI is optional.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954369		RCKT2160065	23079679			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Hazard policy insufficient coverage for loan				Reviewer Comment (2021-10-12): RCE provided evidencing policy coverage is greater than replacement cost. Exception cleared. Buyer Comment (2021-10-08): Please see attached RCE confirming sufficient coverage. Please review to clear this condition.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954370		RCKT2160072	23081597			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in [Redacted]. Provide a post-disaster inspection verifying there was no damage from [Redacted]. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted].				Reviewer Comment (2021-10-14): PC Disaster Inspection provided. Exception cleared.	[Redacted]	[Redacted]		1	A		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954370		RCKT2160072	23081715			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [Redacted]s of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [Redacted] of the loan application date.
Buyer Comment (2021-11-11): Ok to waive. The LE was delivered to the borrower within [Redacted] of application and included the appraisal disclosure language.

Reviewer Comment (2021-10-19): The initial application date is [Redacted].  To test the [Redacted] LE as a [Redacted] CD [Redacted] requires a letter of attestation indicating the error, and the actual date the LE was issued to complete testing,

Buyer Comment (2021-10-17): [Redacted]: Provided intent to proceed which states the LE dated [Redacted] was provided to the clietn on [Redacted].

Reviewer Comment (2021-10-14): The Loan Estimate with Date Issued of [Redacted] is not within [Redacted] of the initial loan application of [Redacted].  It is recognized the LE issued on [Redacted] was signed by the borrower's on [Redacted].  A document cannot be signed [Redacted] prior to an issue date.  Exception cannot be cleared with information provided.

Reviewer Comment (2021-10-13): [Redacted] received LE with issue date of [Redacted], but borrower's electronic signatures were signed "before" the issue date on [Redacted]. [Redacted] issue date exceeds the [Redacted] from application

Buyer Comment (2021-10-12): cleared with delivery of the initial LE
																	[Redacted]	[Redacted]	11/11/2021	2	B		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954370		RCKT2160072	23082716			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] of application.	No evidence located in the file to show borrower received loan estimate with in three business days of application
Reviewer Comment (2021-11-12): Received letter of attestation from the lender confirming the Date Issued on the preliminary LE of [Redacted] was in error.  The date was [Redacted] as confirmed with the stamped date.

Buyer Comment (2021-11-11): see attached

Buyer Comment (2021-11-11): The LE was issued on [Redacted] as shown on the bottom of the document. The attached email chain contains the lender's confirmation the LE was sent on this date, not on [Redacted].

Reviewer Comment (2021-10-19): The initial application date is [Redacted].  To test the [Redacted] LE as a [Redacted] CD [Redacted] requires a letter of attestation indicating the error, and the actual date the LE was issued to complete testing,

Buyer Comment (2021-10-17): [Redacted]: please see the intent to proceed which also acknowledges receipt of the [Redacted] LE, which was signed by the client [Redacted] and [Redacted] respectively. This document proves our previous statemetn is correct.

Reviewer Comment (2021-10-14): The Loan Estimate with Date Issued of [Redacted] is not within [Redacted] of the initial loan application of [Redacted].  It is recognized the LE issued on [Redacted] was signed by the borrower's on [Redacted].  A document cannot be signed [Redacted] prior to an issue date.  Exception cannot be cleared with information provided.

Reviewer Comment (2021-10-13): [Redacted] received LE with issue date of [Redacted], but borrower's electronic signatures were signed "before" the issue date on [Redacted].  [Redacted] issue date exceeds the [Redacted] from application
																	[Redacted]	[Redacted]		1	A		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954371		RCKT2160073	23084034			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Failure is due to file missing third party verification for Insurance Agent.				Reviewer Comment (2021-10-26): Third Party Verification provided. Exception cleared.	[Redacted]	[Redacted]		1	A		AZ	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954371		RCKT2160073	23084035			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	File is missing third party verification for Insurance-Agent.				Reviewer Comment (2021-10-26): Third party Verification provided. Exception cleared. Buyer Comment (2021-10-25): Please see attached verification of self employment. Please review to clear this and the 2 associated conditions.	[Redacted]	[Redacted]		1	A		AZ	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954371		RCKT2160073	23084037			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	File is missing third party verification for Insurance-Agent.				Reviewer Comment (2021-10-26): Third Party Verification provided - exception cleared	[Redacted]	[Redacted]		1	A		AZ	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954371		RCKT2160073	23473056			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	Extensions for [Redacted] personal and business returns were not found and the application date was after [Redacted].				Buyer Comment (2021-11-05): We disagree that Business Tax Return extensions are required for the prior year by our internal guidelines and by [Redacted] standards. Client's income has been fully documented. Reviewer Comment (2021-10-28): Received extension for [Redacted] personal returns. Please provide the [Redacted] extension for the borrower's business returns in order to clear the exception. Buyer Comment (2021-10-27): Please see attached confirming the borrower filed an extension for [Redacted].	[Redacted]	[Redacted]	11/05/2021	2	B		AZ	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954373		RCKT2160076	23080530			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.
Buyer Comment (2021-10-15): This is correctly disclosed as a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer.

Reviewer Comment (2021-10-13): [Redacted] reviewed exception. Exception has previously been downgraded to EV2-B.

Buyer Comment (2021-10-09): This is correctly disclosed as a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.

Reviewer Comment (2021-10-05): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.
																	[Redacted]	[Redacted]	10/15/2021	2	B		FL	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954374		RCKT2160080	23135467			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within [Redacted] of application.	Client has not provided any documentation that borrower received [Redacted] ABA in timely manner.				Reviewer Comment (2021-10-14): ABA was received electronically on [Redacted].	[Redacted]	[Redacted]		1	A		WA	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954378		RCKT2160089	23081635			Compliance	Compliance	State Compliance	Misc. State Level	Colorado Home Loan (Ability to Repay not Verified)	[Redacted]: Borrower's ability to repay not verified with reliable documentation.	Business Documents has been provided + most recent 1040's				Reviewer Comment (2021-10-22): Cleared. Acceptable documentation was provided. Buyer Comment (2021-10-21): Ample documentation has been provided. Client submitted to us his business and personal tax returns. He also provided a profit & loss. Pay stubs and W-2s are in the file as well. Please clear exception or reply with specifically what documents you're looking for	[Redacted]	[Redacted]		1	A		CO	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954379		RCKT2160091	23080519			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance Policy not provided for subject property.				Reviewer Comment (2021-10-11): HO Policy provided. Exception cleared. Buyer Comment (2021-10-08): Please see attached Dec Page.	[Redacted]	[Redacted]		1	A		PA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954379		RCKT2160091	23080918			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster.	Disaster Name: ___ Disaster Declaration Date: ___	The property is located in [Redacted]. Provide a post-disaster inspection verifying there was no damage from [Redacted]. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted].				Reviewer Comment (2021-10-11): Insurance policy provided. Exception cleared. Buyer Comment (2021-10-08): Please see disaster inspection confirming no damage.	[Redacted]	[Redacted]		1	A		PA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954379		RCKT2160091	23080960			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in [Redacted]. Provide a post-disaster inspection verifying there was no damage from [Redacted]. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted].				Reviewer Comment (2021-10-11): Property Inspection from Solidifi dated [Redacted] was provided verifying no damange. Exception cleared. Buyer Comment (2021-10-08): Please see disaster inspection confirming no damage.	[Redacted]	[Redacted]		1	A		PA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954381		RCKT2160095	23084005			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Actual caluclated Fianance Charge is [Redacted]. Final Closing Disclosure disc.losed Finance Charge as [Redacted].				Reviewer Comment (2021-10-26): Cleared. Data Input error. Buyer Comment (2021-10-25): The Broker Compliance Fee has been correctly disclosed in section H and is not a finance charge. Please review to clear condition.	[Redacted]	[Redacted]		1	A		MI	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954382		RCKT2160098	23091128			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment (2021-11-08): Documentation received verifying the subject is vacant land. HOI not required. All other documentation provided. Exception cleared. Buyer Comment (2021-11-05): Please see the attached Property detail for [Redacted], this is a vacant lot/residential unimproved Plat. HOI would not be required for vacant land, we are not using rental income to qualify and you have the mortgage statement in your loan file on [Redacted] and the tax cert on [Redacted], please review and clear this item.	[Redacted]	[Redacted]		1	A		CO	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954382		RCKT2160098	23091674			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank [Redacted]): General Ability-to-Repay requirements not satisfied.	missing credit reports, which is causing inconvenience				Reviewer Comment (2021-11-08): Credit Reports provided	[Redacted]	[Redacted]		1	A		CO	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954382		RCKT2160098	23091677			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank [Redacted]): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	loan does not contain credit report for individual				Reviewer Comment (2021-11-08): Updated new credit report for b2 & B3 & associated in clarity. Buyer Comment (2021-11-05): Please see the attached credit report	[Redacted]	[Redacted]		1	A		CO	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954382		RCKT2160098	23091679			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Fee increase with no valid change of circumstance				Reviewer Comment (2021-10-01): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		CO	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954382		RCKT2160098	23091680			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Condo Insurance Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Fee increase with no valid change of circumstance				Reviewer Comment (2021-10-01): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		CO	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954382		RCKT2160098	23091681			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	H-9 was not included in the file as required
Buyer Comment (2021-11-08): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9
Model Form, includes all material disclosures required by the
Truth-in-Lending Act and Regulation Z and offers more consumer protection.
The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

Reviewer Comment (2021-11-08): Exception is valid per [Redacted] compliance.  Wrong model form was provided for this transaction.

Buyer Comment (2021-11-05): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.
																	[Redacted]	[Redacted]	11/08/2021	2	B		CO	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954382		RCKT2160098	23261292			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided						Reviewer Comment (2021-11-08): Updated new credit report for b2 & B3 & associated in clarity. Buyer Comment (2021-11-05): Roberts CRedit report Buyer Comment (2021-11-05): The clients credit report is now uploaded for your review.	[Redacted]	[Redacted]		1	A		CO	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954382		RCKT2160098	23679051			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The H06 Insurance was disclosed in the "other" section versus in the Homeowner's Insurance section of the Estimated Taxes, Insurance & Assessments section on [Redacted] of the final Closing Disclosure.				Buyer Comment (2021-11-08): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception. Reviewer Comment (2021-11-08): Walls in coverage included in Other rather than being included in Homeowner's Insurance.	[Redacted]	[Redacted]	11/08/2021	2	B		CO	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954384		RCKT2160100	23091114			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	A Final VOE is required within [Redacted] of the Note. No Final VOE was found in the file for either borrower.				Reviewer Comment (2021-10-12): Updated VVOE's provided for both borrower's. Exception cleared Buyer Comment (2021-10-08): Please see attached VOE's completed [Redacted]. Previous calibration confirms as long as pre close verification is on file, post close will be sufficient.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954384		RCKT2160100	23091285			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		A deposit for [Redacted] can be seen going into [Redacted] on [Redacted]. Documentation to source the deposited funds is required.				Reviewer Comment (2021-10-12): CD from cash out provided. Exception cleared Buyer Comment (2021-10-08): Please see attached CD from the cash out refi the non subject property as the source of this deposit.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954385		RCKT2160102	23082518			Credit	Guideline	Guideline Issue	Guideline	Borrower has been on current job less than [Redacted], and prior employment history was not documented as required.	-					Reviewer Comment (2021-10-13): Cleared. Income has been acceptably documented for previous self employment. Buyer Comment (2021-10-10): Primary borrower was previously self-employed prior to current employment, two years tax returns and transcripts were provided as evidence of employment history.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954386		RCKT2160107	23081354			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	Hazard insurance policy expires [Redacted] and Note date is [Redacted].				Reviewer Comment (2021-10-14): Documentation provided showing the HOI had been renewed extending the expiration date another year. satisfying the exception Buyer Comment (2021-10-12): Please see the attached for the current Home owners policy for the subject	[Redacted]	[Redacted]		1	A		WA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954387		RCKT2160109	23084150			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Final Title Policy in file is less than final loan amount of [Redacted].				Reviewer Comment (2021-10-26): FTP provided. Exception cleared. Buyer Comment (2021-10-25): Please see the attached final title policy with the coverage of [Redacted].	[Redacted]	[Redacted]		1	A		AL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954387		RCKT2160109	23087229			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	[Redacted] shows that HOA dues were calculated at [Redacted] a month, while actual HOA is [Redacted]/annually, or [Redacted] per month. This is causing a discrepancy in amount paid for non escrowed property costs.				Reviewer Comment (2021-10-26): [Redacted] received PCCD and LOE; exception is cured. Buyer Comment (2021-10-26): Re-disclosure package will be mailed [Redacted]. Reviewer Comment (2021-10-26): No documentation provided as of this date.	[Redacted]	[Redacted]		2	B		AL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954387		RCKT2160109	23090803			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Notice of Special Flood Hazard disclosure was sent to borrower on [Redacted] however a signed copy was not found in file.				Reviewer Comment (2021-10-26): Signed Notice of Special Flood Hazard disclosure provided. Exception cleared.	[Redacted]	[Redacted]		1	A		AL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954388		RCKT2160112	23093224			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-					Reviewer Comment (2021-10-13): Cleared. Employment report from [Redacted] was reported on [Redacted] which is within [Redacted] of closing and reflects borrower is active. Reviewer Comment (2021-10-13): Instead of Verification of employment, received Third party verification which already had. Exception remains. Buyer Comment (2021-10-10): Please see the attached third party verification of employment that was pulled on [Redacted], third party verifications are allowed to have information dated within [Redacted] of closing.	[Redacted]	[Redacted]		1	A		MN	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954390		RCKT2160117	23087811			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Compliance Audit / Quality Control Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	TRID Violation -Zero Percent Fee Tolerance exceeded for Title - Compliance Audit / Quality Control Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. No cure was provided on change of circumstance to the borrower.				Reviewer Comment (2021-10-13): Violation due to data input error. Exception cleared.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954391		RCKT2160122	23082306			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided						Reviewer Comment (2021-10-13): Cleared. Exhibit "A" was attached to the Security Instrument. Buyer Comment (2021-10-11): The Other Rider attached is in reference to the Exhibit A-Legal description, this is located in the Security instrument document you received on [Redacted].	[Redacted]	[Redacted]		1	A		MD	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954391		RCKT2160122	23091511			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redacted], prior to [Redacted] from transaction date of [Redacted].					Reviewer Comment (2021-10-13): Cleared - Data input error.	[Redacted]	[Redacted]		1	A		MD	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954391		RCKT2160122	23091512			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).					Reviewer Comment (2021-10-13): Cleared - Data input error.	[Redacted]	[Redacted]		1	A		MD	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954394		RCKT2160128	23083053			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The Estimated Property Costs over Year 1 are incorrect due to the factoring of erroneous HOA dues. The 1008 reflects and HOA amount of [Redacted] monthly which reflects on the Final CD amounts. The Appraisal and HOA Verification on file both confirm that this HOA amount belongs to a different property - [Redacted].				Reviewer Comment (2021-10-28): PC CD and Letter to Borrower provided. Exception cleared. Buyer Comment (2021-10-27): Please see the corrected CD and package sent to client.	[Redacted]	[Redacted]		2	B		AZ	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954396		RCKT2160133	23084783			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	[Redacted] property is missing the homeowner insurance verification				Reviewer Comment (2021-10-12): Taxes and insurance provided. Exception cleared. Buyer Comment (2021-10-08): Please see attached taxes and insurance for this property.	[Redacted]	[Redacted]		1	A		NC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954396		RCKT2160133	23085026			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Account [Redacted] [Redacted] statement does not satisfy the verified funds available condition				Reviewer Comment (2021-10-12): An additional months statement was provided. Exception cleared. Buyer Comment (2021-10-08): Please see attached [Redacted] statements for this account.	[Redacted]	[Redacted]		1	A		NC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954397		RCKT2160134	23117723			Compliance	Compliance	State Compliance	Misc. State Level	Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	[Redacted] Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable	.Missing third party verification of borrower's business/employment.				Reviewer Comment (2021-10-26): Received third party verification of employment. Exception cleared Buyer Comment (2021-10-22): Borrowers Business license was uploaded	[Redacted]	[Redacted]		1	A		MA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954397		RCKT2160134	23133990			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing third party employment verification.				Reviewer Comment (2021-10-20): Business License has been received, renamed and associated. Exception cleared. Buyer Comment (2021-10-18): The producer License for [Redacted] has been uploaded for your review	[Redacted]	[Redacted]		1	A		MA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954397		RCKT2160134	23134211			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Missing third party verification of business.				Reviewer Comment (2021-10-21): Business License has been received and associated. Exception cleared.	[Redacted]	[Redacted]		1	A		MA	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954397		RCKT2160134	23134212			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Missing third party verification of business.				Reviewer Comment (2021-10-20): Business License has been received and associated. Exception cleared. Buyer Comment (2021-10-18): Please see the attached [Redacted] Resident Individual Producer License for [Redacted] as verification from a third party source that his business with [Redacted] is active	[Redacted]	[Redacted]		1	A		MA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954398		RCKT2160136	23083475			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Rider-Other for Exhibit A is missing from the file.				Reviewer Comment (2021-10-11): Documentation received. Exception cleared. Buyer Comment (2021-10-08): Please see attached mortgage including the legal description. Its [Redacted].	[Redacted]	[Redacted]		1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954398		RCKT2160136	23088840			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The mortgage statement for [Redacted] was not located in the file. Although the current financing is a VA Mortgage, Chapter 9 of the VA Handbook indicates the Veterans Administration does not require the lender to escrow for taxes and insurance.				Reviewer Comment (2021-10-26): Settlement Statement provided verifying this property was sold. Lender still utilized in qualifying. Exception cleared. Buyer Comment (2021-10-25): Please see attached settlement statement. The borrower sold this property. Reviewer Comment (2021-10-11): No documentation provided as of this date.	[Redacted]	[Redacted]		1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954399		RCKT2160137	23084298			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		There is no preliminary commitment or final title policy in the file for review.				Reviewer Comment (2021-10-18): Received title commitment. Exception cleared. Buyer Comment (2021-10-15): Please see attached udpated title commitment with sufficient coverage. Reviewer Comment (2021-10-15): No documentation provided for this exception as of this date.	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954399		RCKT2160137	23086945			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit)	Unable to determine original lender due to missing preliminary title.				Reviewer Comment (2021-10-18): Received title commitment. Exception cleared.	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954399		RCKT2160137	23086962			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted] moderately exceeds the guideline maximum of [Redacted]. (DTI Exception is eligible to be regraded with compensating factors.)					Reviewer Comment (2021-10-15): Documentation provided to evidence the auto lease was paid by a third party. Exception cleared.	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954399		RCKT2160137	23086975			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment (2021-10-12): This is disclosed as a more consumer friendly method. The flood insurance is given its own line item for better visibility to the borrower. Reviewer Comment (2021-10-06): Disclosed as Other EV2 formatting issue per OC	[Redacted]	[Redacted]	10/12/2021	2	B		FL	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954399		RCKT2160137	23086984			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Result of DTI exceeding guidelines				Reviewer Comment (2021-10-15): Documentation provided to verify the auto lease was paid by a third party. Exception cleared.	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954399		RCKT2160137	23087250			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Lender stated one debt paid by another individual. Only one month's statement provided to confirm debt paid by another.				Reviewer Comment (2021-10-15): Documentation provided to verify the auto lease was paid by a third party. Exception cleared.	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954399		RCKT2160137	23087391			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Lender excluded [Redacted] debt and indicated paid by another. However, insufficient document to allow for exclusion, due to only one [Redacted} statement provided to confirm payment by another.				Reviewer Comment (2021-10-15): Documentation provided to verify the auto lease was paid by a third party. Exception cleared. Buyer Comment (2021-10-12): Please see attached payment history for this account confirming someone other than our borrower made the last [Redacted] payments. Please review to clear this and all associated waterfall conditions.	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954399		RCKT2160137	23092460			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.						Reviewer Comment (2021-10-14): Documentation provided to satisfy the exception Buyer Comment (2021-10-12): Please see attached [Redacted] Statute 626.9541 confirming HOI agents do not provide RCE's and cannot ammend the verbiage in their documentation to state replacement costs. This property is in [Redacted].	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954400		RCKT2160138	23086769			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank [Redacted]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The date of the signature on the appraisal report in the file is [Redacted] and the Certification of Appraisal Delivery indicates the appraisal was provided on [Redacted] which is prior to the date of the appraisal.
Buyer Comment (2021-10-28): Acknowledged as non-material

Reviewer Comment (2021-10-28): [Redacted] was aware of the Delivery Waiver which allows for delivery of the appraisal up to the time of closing.  We are in need of the actual evidence of delivery of the appraisal dated [Redacted] in order to clear the exception.  The evidence of delivery in the file is dated [Redacted] which is prior to the date of the appraisal.

Buyer Comment (2021-10-27): Please refer to the appraisal delivery waiver that was provided as part of the initial loan package [Redacted].

Reviewer Comment (2021-10-26): The effective date of [Redacted] on the appraisal represents the date of inspection.  The date of the report is actually [Redacted] which is after the Appraisal Delivery Date of [Redacted].  Please provide evidence of delivery of the appraisal dated [Redacted].

Buyer Comment (2021-10-25): Effective date and as of date on the 1004 appraisal is [Redacted] therefore delivery date is in line.

Reviewer Comment (2021-10-18): There was no documentation provided as of this date.
																	[Redacted]	[Redacted]	10/28/2021	2	B		SC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954400		RCKT2160138	23086770			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank [Redacted]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The date of the signature on the secondary valuation report in the file is [Redacted] and the only Certification of Appraisal Delivery indicates the appraisal was provided on [Redacted] which is prior to the date of this secondary valuation.
Buyer Comment (2021-10-28): Acknowledged as non-material

Reviewer Comment (2021-10-28): All valuations must be provided to the borrower.
Per Regulation B 12 CFR Part 1002.14 - A creditor shall provide an applicant a copy of all appraisals and other written valuations developed in connection with an application for credit that is to be secured by a first lien on a dwelling.......An applicant may wait the timing requirement in this paragraph (a)(1) and agree to receive any copy at or before consummation or account opening.....
Exception cannot be cleared.

Buyer Comment (2021-10-27): Prior comment addresses the delivery of the CDA as client signed an appraisal delivery waiver that included valuations. The CDA was not required to be provided to client prior to closing.

Reviewer Comment (2021-10-26): Please provide evidence of delivery of the CDA  dated [Redacted] to the borrower.  The only documentation provided indicates a delivery date of [Redacted] which is prior to the date of this valuation.  Exception cannot be cleared.

Buyer Comment (2021-10-25): Letters stating [Redacted] for delivery date apply to the 1004 full appraisal report not the CDA. CDA report date was [Redacted]. Client had signed and dated an appraisal delivery waiver which included valuations.

Reviewer Comment (2021-10-18): There was no documentation provided as of this date.
																	[Redacted]	[Redacted]	10/28/2021	2	B		SC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954400		RCKT2160138	23093086			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	Tax extension was filed and associated in loan file				Reviewer Comment (2021-10-18): Tax extension provided. Exception cleared. Buyer Comment (2021-10-15): Please see the attached form 4868 Application for Auto Extension to file U.S Tax return for the year [Redacted]. We qualified the client with [Redacted] because the have a filed tax extension for the most recent tax year	10/18/2021			1	A		SC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954400		RCKT2160138	23093087			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	Tax extension was filed and associated in loan file				Reviewer Comment (2021-10-18): Tax extension provided. Exception cleared. Buyer Comment (2021-10-15): Please see the attached form 4868 Application for Auto Extension to file U.S Tax return for the year [Redacted]. We qualified the client with [Redacted] because the have a filed tax extension for the most recent tax year	[Redacted]	[Redacted]		1	A		SC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954400		RCKT2160138	23241723			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-10-18): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		SC	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954401		RCKT2160139	23088287			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.				Reviewer Comment (2021-10-13): Cleared. Electronic Delivery Certificate provided by Lender's Valuation Services, Inc. reflects appraisal for subject was delivered on [Redacted] and is acceptable. Reviewer Comment (2021-10-13): Received Appraisal notice is for different property address. Buyer Comment (2021-10-10): Please disregard previous response. Updated response: Please see the attached proof of delivery for the appraisal. Buyer Comment (2021-10-10): Please see the attached appraisal delivery letter indicating the client was delivered the appraisal the day after the report was completed.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954402		RCKT2160140	23099524			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing Insurance verification for [Redacted].				Reviewer Comment (2021-10-13): Since the property is a Vacant lot/Land, hence, we do not require the Insurance document. Hence, exception cleared. Buyer Comment (2021-10-10): Non-subject property [Redacted] is a vacant lot which does not require insurance.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954404		RCKT2160145	23084614			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in [Redacted]. Provide a post-disaster inspection verifying there was no damage from (enter disaster info here). The inspection must include exterior photos and the property must be re-inspected on or after [Redacted].				Reviewer Comment (2021-10-11): Post Disaster Inspection from [Redacted] dated [Redacted]. Exception cleared. Buyer Comment (2021-10-08): Please see attached disaster inspection showing no damage	[Redacted]	[Redacted]		1	A		NJ	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954407		RCKT2160153	23084849			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.	The Final Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.					Reviewer Comment (2021-10-26): FTP provided - exception cleared. Buyer Comment (2021-10-22): PLease see the attached final title policy	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954408		RCKT2160157	23086502			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The paystubs found in the file are illegible.				Reviewer Comment (2021-10-13): Legible paystub and W2 provided - exception cleared Buyer Comment (2021-10-12): Please see attached paystubs and w2's	[Redacted]	[Redacted]		1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954408		RCKT2160157	23091010			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing the most recent W2.	W2 for [Redacted] requirement for borrower not found in the file for borrower. Document is illegible.				Reviewer Comment (2021-10-13): Received legible paystubs and W2's. Exception cleared.	[Redacted]	[Redacted]		1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954408		RCKT2160157	23091011			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	Paystub and W2 requirement for borrower and co borrower not found in the file. Documents are illegible.				Reviewer Comment (2021-10-13): Received legible paystubs and W2's. Exception cleared.	[Redacted]	[Redacted]		1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954409		RCKT2160159	23085174			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The CD dated [Redacted] indicates Homeowners Insurance is not included in Escrow as reflected on [Redacted]. [Redacted] indicates Flood Insurance is included in Escrow. Flood Insurance is not reflected as a type of Escrowed Insurance, but selected as 'other' escrowed costs.				Buyer Comment (2021-10-26): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception. Reviewer Comment (2021-10-06): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.	[Redacted]	[Redacted]	10/26/2021	2	B		FL	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954410		RCKT2160161	23635702			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		A secondary valuation is required not found in the file.				Reviewer Comment (2021-11-11): Satisfactory CDA was provided to satisfy exception Buyer Comment (2021-11-11): Please see the attached CDA.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954411		RCKT2160163	23087612			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in [Redacted]. Provide a post-disaster inspection verifying there was no damage from enter disaster info here. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted] declared end date.				Reviewer Comment (2021-10-14): Post Disaster Inspection provided. Reviewer Comment (2021-10-14): Disaster Inspection required. Reviewer Comment (2021-10-06): ERRONEOUS EXCEPTION: Loan closed prior to FEMA disaster occurred.	[Redacted]	[Redacted]		1	A		NJ	Primary	Refinance - Rate/Term		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954411		RCKT2160163	23087615			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2021-10-21): Cleared. Requested documentation provided. Buyer Comment (2021-10-20): See attached CDA and review to clear condition. Reviewer Comment (2021-10-14): The document supplied was a PC Disaster Inspection. Please supply the required secondary valuation. Buyer Comment (2021-10-09): Please see attached CDA and review to clear condition.	[Redacted]	[Redacted]		1	A		NJ	Primary	Refinance - Rate/Term		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954413		RCKT2160166	23092354			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Result of missing assets document. Exception will be cleared once assets exceptions are satisfied.				Reviewer Comment (2021-11-02): [Redacted] EMD documented. Exception cleared.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954413		RCKT2160166	23092696			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Assets	General QM: Unable to verify assets using reasonably reliable third-party records.	unable to verify account earnest money was taken from				Reviewer Comment (2021-11-02): Documentation of [Redacted] EMD is acceptable. Exception cleared. Buyer Comment (2021-11-01): [Redacted]: [Redacted] was paid from employer directly from title company, second amount of [Redacted] was paid from [Redacted] account page attached on [Redacted].	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954413		RCKT2160166	23135400			Credit	Missing Document	General	Missing Document	Missing Document: Cancelled Check(s) not provided		Source of [Redacted] EMD was not provided.				Reviewer Comment (2021-11-02): [Redacted] EMD documented. Exception cleared.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954413		RCKT2160166	23135625			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	There was an increase in the appraisal fee paid by the borrower was [Redacted] to [Redacted]. A valid change of circumstance was not found in the file. A tolerance cure is required in the amount of [Redacted]. Please provided a PC CD, explanation to the borrower, copy of the check and evidence of of delivery of the package to the borrower.
Reviewer Comment (2021-11-16): [Redacted] received PCCD, LOE, copy of refund check, and proof of mailing; exception is cured.

Reviewer Comment (2021-11-15): [Redacted] LOE and PCCD dated [Redacted] received with [Redacted] Appraisal Fee removed, Also PCCD reflects Appraisal Fee [Redacted] borrower paid and [Redacted] Lender paid however on initial LE Appraisal Fee disclosed was [Redacted] we required lender cure for [Redacted] out of which insufficient cure of [Redacted] was provided. Please provide Additional cure of [Redacted] along with Corrected PCCD, LOE, Copy of check and Proof of mailing to cure this Exception.

Buyer Comment (2021-11-12): [Redacted]: See attachment.

Reviewer Comment (2021-11-11): Please provide PCCD or LOE disclosing the appraisal fee in one of the two following ways:  Show the amount borrower paid as [Redacted] and leave the lender credit of [Redacted] in place in the paid by other column, or show the [Redacted] Lender Credit as a cure in tolerance section to complete testing.

Reviewer Comment (2021-11-05): [Redacted] would still require additional cure of [Redacted] as the appraisal fee was increased from [Redacted] to [Redacted] (increased by [Redacted]) and out of which only [Redacted] was shown as a credit to the borrower under Section B. So, we are still left with [Redacted] to be cured. Currently, PCCD received reflects a cure for only [Redacted].hence please provide the remaining cure of [Redacted] along with the cure documents.

Buyer Comment (2021-11-04): [Redacted]: A [Redacted] credit has already been provided on this loan. See the CD which shows a [Redacted] lender credit given at closing. The [Redacted] is the only portion remaining, please clear this condition.

Reviewer Comment (2021-11-04): [Redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check with cure amount [Redacted]. However, we required Lender cure [Redacted] (ILE [Redacted] FCD) for the Appraisal fee increased. Please provide additional cure [Redacted] along with PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check in order to cure this exception.
																	[Redacted]	[Redacted]		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954414		RCKT2160172	23087508			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Ten percent fees will only re-baseline if the cumulative total of fees exceed [Redacted]. On this loan, the recording fee increased by less than [Redacted] on [Redacted] from [Redacted] to [Redacted] and [Redacted] fess will not re-baseline to increased fee. The final increase of fee to [Redacted] requires [Redacted] cure based on initial baseline of [Redacted].				Reviewer Comment (2021-10-29): Cure to satisfy exception was provided to borrower Buyer Comment (2021-10-28): Please see attached redisclosure package curing the issue. Please review to clear this condition. Reviewer Comment (2021-10-13): Cleared in error. Reviewer Comment (2021-10-13): No documentation provided as of this date.	[Redacted]	[Redacted]		2	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954415		RCKT2160176	23088067			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The provided Verbal verification of employment from Clarity [Redacted] did not contain the source used to obtain the employer's telephone number in order to verify an independent third party was used.				Reviewer Comment (2021-10-21): VVOE document received with relevant information and associated hence exception cleared Buyer Comment (2021-10-19): Please see the attached screenshot of our initial VOE Tracking item showing we used [Redacted] as our third party source	[Redacted]	[Redacted]		1	A		AL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954422		RCKT2160190	23091305			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Lender correspondence indicates appraisal provided to borrower on [Redacted].				Reviewer Comment (2021-10-14): Appraisal Delivery Waiver provided.	[Redacted]	[Redacted]		1	A		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954422		RCKT2160190	23220681			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Borrower provided appraisal waiver less than [Redacted] prior to consummation.	The Appraisal Delivery Waiver was not signed until [Redacted] for the primary valuation, which is not three business days prior to closing. This exception is being added due to additional documentation provided.				Reviewer Comment (2021-10-18): Updated copy of the appraisal delivery to the borrower evidencing provided on [Redacted] online was provided [Redacted]. Exception cleared. Buyer Comment (2021-10-15): [Redacted]: The clients were provided the primary appraisal prior to [Redacted] from closing.	[Redacted]	[Redacted]		1	A		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954422		RCKT2160190	23220682			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Borrower provided appraisal waiver less than [Redacted] prior to consummation.	The Appraisal Delivery Waiver was not signed until [Redacted] for the secondary valuation, which is not three business days prior to closing. This exception is being added due to additional documentation provided.
Buyer Comment (2021-11-03): Ok to proceed with this exception present. Notes indicate the borrower viewed the Appraisal on [Redacted], which allowed us to close on [Redacted], but they viewed the appraisal again [Redacted] later which overwrote the previous viewing record.

Reviewer Comment (2021-10-29): Document was not provided to client more than three days prior to consummation. Waiver was not provided within three days of closing.  Exception cannot be cleared.

Buyer Comment (2021-10-28): see attached appraisal delivery waiver

Reviewer Comment (2021-10-18): Section 1474 of the Dodd-Frank Act amended ECOA section 701(e) to require that creditors provide copies of appraisal and all valuations to loan applicant.  Amended ECOA section 701(e)(6) defines the term "valuation" as including "any estimate of the value of a dwelling developed in connection with a creditor's decision to provide credit, include those values developed pursuant to a policy of a government sponsored enterprise or by an automated valuation model, a broker price opinion, or other methodology or mechanism."

Buyer Comment (2021-10-15): [Redacted]: The secondary valuation is not an appraisal and does not follow the [Redacted] delivery rule that applies to appraisals.
																	[Redacted]	[Redacted]	11/03/2021	2	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954422		RCKT2160190	23865308			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank [Redacted]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.					Reviewer Comment (2021-11-23): Not valid	[Redacted]	[Redacted]		1	A		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954432		RCKT2160232	23091381			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment (2021-10-13): Loan is SHQM (APOR). Buyer Comment (2021-10-12): Please see attached confirming the excludable amount for bona fide discount points as well as the pricing for the selected and undiscounted rate. We are passing the QM points and fees test. Please review to clear this condition.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954432		RCKT2160232	23107245			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment (2021-10-13): Positive offset provided to Total Loan Amount for seller credit applied to broker compensation. Buyer Comment (2021-10-12): Please see attached confirming the excludable amount for bona fide discount points as well as the pricing for the selected and undiscounted rate. We are passing the QM points and fees test. Please review to clear this condition.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954433		RCKT2160233	23102283			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Affiliated Business Arrangement provided to the borrower on [Redacted] is missing borrower's signature.				Reviewer Comment (2021-10-13): Associated the received document, Affiliated Business Arrangement and tick marked signed by borrower. Hence, exception cleared. Buyer Comment (2021-10-09): See attached Affiliated Business Disclosure and review to clear condition.	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954434		RCKT2160234	23116792			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.					Reviewer Comment (2021-11-17): TPV was provided to satisfy exception Buyer Comment (2021-11-16): [Redacted]: See attachment. Reviewer Comment (2021-11-08): Third Party Verification of the co-borrower's business at [Redacted] was not found.	[Redacted]	[Redacted]		1	A		NV	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954434		RCKT2160234	23116793			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Partnership	General QM: Unable to verify Partnership income using reasonably reliable third-party records.					Reviewer Comment (2021-11-08): Third Party Verification received. Buyer Comment (2021-11-05): [Redacted]: see attachment.	[Redacted]	[Redacted]		1	A		NV	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954434		RCKT2160234	23116813			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Exception will be cleared once income documentation requirements are met.				Reviewer Comment (2021-11-17): TPV was provided to satisfy exception Buyer Comment (2021-11-16): [Redacted]: See attachment.	[Redacted]	[Redacted]		1	A		NV	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954434		RCKT2160234	23663658			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The Walls In Insurance is incorrectly reflected in the "Other" section versus Homeowner's Insurance under Estimated Taxes, Insurance & Assessments on [Redacted] of the final Closing Disclosure.				Buyer Comment (2021-11-16): [Redacted]: We disclosed only full homeowners insurance policies in the homeowners insurance line, and all other forms of insurance in "other". We disclose this way as a consumer-friendly method, and the client can review [Redacted] of the CD to review any additional information. Reviewer Comment (2021-11-08): Walls in coverage included in "Other" rather than under Homeowner's Insurance.	[Redacted]	[Redacted]	11/16/2021	2	B		NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954434		RCKT2160234	23678007			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].	[Redacted] Tax Return Extension is required for both the borrower's personal and business tax returns.				Buyer Comment (2021-11-16): [Redacted] personal extension was provided. From our reading of the applicable [Redacted] guidelines, no business tax return extension is required specifically by [Redacted]. Buyer Comment (2021-11-16): [Redacted]: See attachment.	[Redacted]	[Redacted]	11/16/2021	2	B		NV	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954435		RCKT2160236	23118048			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Missing third party verification of self employment.				Reviewer Comment (2021-10-29): SHQM (APOR), income documentation exceptions have been cleared. Buyer Comment (2021-10-28): See attached Reviewer Comment (2021-10-28): Still missing Third Party Verification for the co-borrower's SCorp. Buyer Comment (2021-10-27): This is a waterfall. Please clear along with the others	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954437		RCKT2160240	23134010			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The Final Closing Disclosure [Redacted] reflects Flood Insurance escrow as "Other" instead of "Insurance" under the Estimated Taxes, Insurance and Assessments in the Projected Payments Section.
Buyer Comment (2021-10-25): This is correctly disclosed as designed as it's a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. We acknowledge this as a non-material exception.

Buyer Comment (2021-10-25): This is correctly disclosed as a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.

Reviewer Comment (2021-10-12): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.
																	[Redacted]	[Redacted]	10/25/2021	2	B		SC	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954441		RCKT2160248	23159240			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment (2021-10-29): Loan is SHQM )APOR).	[Redacted]	[Redacted]		1	A		MD	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954441		RCKT2160248	23159241			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.
Reviewer Comment (2021-10-29): Offset for unaffiliated 3rd party portion of title insurance applied per invoice which clears exception.

Buyer Comment (2021-10-28): Review the title invoice which shows the Underwriter was an unaffiliated third party, please remove the underwriter portion of the fee which is [Redacted].

Reviewer Comment (2021-10-28): Using [Redacted] Mortgage's methodology, the undiscounted price on this loan is [Redacted]. This allows for [Redacted] of discount points to be excluded from the QM [Redacted] calculation, and this aligns with the lender calculations provided in trailing docs showing [Redacted] in discount points are to be excluded. However, even with [Redacted] in discount points excluded from the [Redacted] calculation, the QM [Redacted] fees remain [Redacted] over the maximum allowed.

Buyer Comment (2021-10-25): [Redacted]: See attachment.
																	[Redacted]	[Redacted]		1	A		MD	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954441		RCKT2160248	23160775			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Monthly HOA dues for the subject of [Redacted] was used in qualifying. Verification of any HOA dues for the subject was not reflected on the appraisal report or provided in the file.				Reviewer Comment (2021-10-28): Received revised 1008 and 1003 removing HOA Dues. Exception cleared. Reviewer Comment (2021-10-26): Received the revised AUS removing the HOA Dues for the subject. Please provided an updated 1008 and 1003 also removing the HOA dues. Exception will be cleared upon receipt of these documents.	[Redacted]	[Redacted]		1	A		MD	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954441		RCKT2160248	23472641			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The difference is due to the HOA Dues originally used by the lender and then removed post closing. This exception is being added due to additional information provided. Please provided a PC CD, letter to the borrower and evidence of receipt/shipping.				Reviewer Comment (2021-10-28): Received PCCD and Letter to Borrower. Exception cleared.	[Redacted]	[Redacted]		2	B		MD	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954443		RCKT2160255	23135084			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Incorrect form used for same lender refinance.				Buyer Comment (2021-10-10): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.	[Redacted]	[Redacted]	10/10/2021	2	B		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954445		RCKT2160258	23135332			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Amount of Non-Escrowed Property Costs over year 1 disclosed on Final CD for [Redacted] should have been [Redacted] which does not include the premium for Flood Insurance.				Reviewer Comment (2021-11-01): [Redacted] received a PCCD correcting non escrowed property costs and LOE. Buyer Comment (2021-11-01): Please see the attached PCCD package sent to client from correspondent lender.	[Redacted]	[Redacted]		2	B		SC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954448		RCKT2160262	23136308			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance Charge disclosed is [Redacted]. Calculated finance charge is [Redacted]. Variance of [Redacted]. Based on review of Lender's Itemization of Amount Financed, [Redacted] Processing fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable.				Reviewer Comment (2021-11-15): [Redacted] received proof of delivery. Buyer Comment (2021-11-12): see attached Reviewer Comment (2021-11-10): [Redacted] received PCCD indicating cure, LOE, refund check, and shipping label. The shipping label indicates package is not yet mailed Exception may be cured once proof of delivery is available. Buyer Comment (2021-11-09): see attached	[Redacted]	[Redacted]		2	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954453		RCKT2160283	23137287			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	Inspection date for the appraisal was [Redacted] and the disaster end date was [Redacted]. An inspection after the disaster was not provided.				Reviewer Comment (2021-10-11): Inspection dated [Redacted] provided. Exception cleared. Buyer Comment (2021-10-08): Please see attached disaster inspection showing no damage. Please review to clear this condition.	[Redacted]	[Redacted]		1	A		NY	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954453		RCKT2160283	23137367			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded to the security instrument was not provided in file.				Reviewer Comment (2021-10-11): Documentation provided. Exception cleared. Buyer Comment (2021-10-08): Please see attached mortgage. The legal Description is [Redacted].	[Redacted]	[Redacted]		1	A		NY	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954454		RCKT2160284	23138353			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Final CD to confirm new payment with [Redacted] on [Redacted] was not provided.				Reviewer Comment (2021-10-11): CD received. Exception cleared Buyer Comment (2021-10-08): Please see attached CD from [Redacted]	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954454		RCKT2160284	23138793			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The right to cancel form H-8 was used but H-9 is required for refinancing by the same creditor.				Buyer Comment (2021-10-08): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.	[Redacted]	[Redacted]	10/08/2021	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954457		RCKT2160300	23208969			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded with the security instrument was not provided in file.				Reviewer Comment (2021-10-21): Legal Description rider received in file and associated hence exception cleared Buyer Comment (2021-10-18): Please see the attached legal description that was recorded with the mortgage	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954461		RCKT2160311	23140494			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Final title policy amount of [Redacted] is less than final loan amount of [Redacted].				Reviewer Comment (2021-10-21): Cleared. Acceptable documentation provided. Buyer Comment (2021-10-21): PLease see the attached Final title policy with the correct coverage amount of [Redacted].	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954461		RCKT2160311	23140516			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Final title policy amount of [Redacted] is less than final loan amount of [Redacted].				Reviewer Comment (2021-10-21): Cleared. Acceptable documentation provided. Buyer Comment (2021-10-21): I have uploaded the final title policy showing the correct coverage amount of [Redacted]	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954462		RCKT2160312	23148077			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	1) A Mortgage Statement was not provided for review for the property at [Redacted] with [Redacted] evidencing a P&I payment of [Redacted] as used in qualifying. 2) A Mortgage Statement was not provided for review for the property at [Redacted] with [Redacted] evidencing a total payment of [Redacted] including taxes and insurance as used in qualifying.				Reviewer Comment (2021-10-20): Received Mortgage Statement & first payment letter for both property address, hence exception cleared. Buyer Comment (2021-10-18): Please see the attached note for [Redacted] showing the initial terms of the private lien supporting the monthly payment amount. HOI/Taxes were counted separately and documented on the Schedule E as part of the original loan images. Please also see attached copy of the original [Redacted] Loans mortgage coupon, the most recent refinance on non-subject did not close, mortgage coupon shows taxes and insurance are included.	[Redacted]	[Redacted]		1	A		NV	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954462		RCKT2160312	23151476			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The Notice of Right to Cancel form H-8 was used but H-9 is required for refinancing by the same creditor.				Buyer Comment (2021-10-15): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.	[Redacted]	[Redacted]	10/15/2021	2	B		NV	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954463		RCKT2160314	23151651			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing HOA verification for [Redacted]				Reviewer Comment (2021-10-13): Received renewal HOI and updated. Exception cleared. Buyer Comment (2021-10-09): The property located at [Redacted] is a commercial property. No HOA would be required. See attached to confirm and review to clear condition.	[Redacted]	[Redacted]		1	A		CO	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954467		RCKT2160330	23151943			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Title policy was not provided to determine prior lender.				Reviewer Comment (2021-10-14): Title commitment provided. Buyer Comment (2021-10-09): Please see attached title report and review to clear condition.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954470		RCKT2160345	23674469			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2021-11-10): We have received Secondary valuation (CDA Report), document associated and details updated. Exception cleared. Buyer Comment (2021-11-09): CDA attached confirms [Redacted] variance to the appraisal	[Redacted]	[Redacted]		1	A		MO	Primary	Refinance - Cash-out - Other		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954471		RCKT2160346	23157554			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Discrepancy is due to Hazard policy premium being used in the amount of [Redacted] which includes a non-recurring agency fee of [Redacted]. The annual premium per policy is actually [Redacted].
Reviewer Comment (2021-10-19): [Redacted] received Corrected Cd and LOX.

Buyer Comment (2021-10-18): See attached client package and review to clear condition.

Reviewer Comment (2021-10-13): [Redacted] Property costs reflected on Final CD of [Redacted]. Loan file indicates Costs of [Redacted]. These itemized costs of [Redacted] Monthly tax and [Redacted] Monthly Insurance, Totalling [Redacted] Monthly and [Redacted] Annually. Please provide PCCD and LOE to cure or verification of updated amounts.

Buyer Comment (2021-10-11): Please see attached client mailing package and review to clear condition.
																	[Redacted]	[Redacted]		2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954473		RCKT2160350	23177051			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Fee increased from Loan Estimate to Closing Disclosure and no valid change of circumstance or cure provided.
Reviewer Comment (2021-10-29): Valid COC was provided to confirm increased discount points on [Redacted]. Exception cleared.

Buyer Comment (2021-10-28): Please see attached CIC for the increase to the points. The pricing is different for a condo as opposed to a site condo. Please review to clear this condition.

Reviewer Comment (2021-10-28): The discount points were reduced from [Redacted] on the LE dated [Redacted] to [Redacted] on the LE dated [Redacted] due to a credit score update.  A change of circumstance was not found for the increase back to [Redacted] on the closing disclosure dated [Redacted].  Exception cannot be cleared with the lender's commentary.

Buyer Comment (2021-10-27): The discount points were originally baselined at [Redacted]. The points did not exceed this and a CIC is not needed. Please see LE dated [Redacted].
																	[Redacted]	[Redacted]		1	A		HI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954476		RCKT2160354	23154489			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	The recording fees increased with the LE dated [Redacted] from [Redacted] to [Redacted] and then again on the final CD dated [Redacted] for [Redacted]. . The Re-disclosure History reflects the recording fees increased on the LE dated [Redacted] due to a "Disbursement Date Change". Based on this, the increase would not be an acceptable change of circumstance. A tolerance cure is required in the amount of [Redacted].
Reviewer Comment (2021-11-15): Received proof of delivery.

Buyer Comment (2021-11-12): see attached

Reviewer Comment (2021-11-11): PCCD has been provided with cure however, proof the borrower received refund and notice was not provided.

Buyer Comment (2021-11-10): Please see attached

Reviewer Comment (2021-10-28): Please supply supporting documentation to verify/support why the recording fees would change due to a change in the closing/disbursement date as this would not be a normal occurrence.

Buyer Comment (2021-10-27): CIC form confirms this was the result of a change in the disbursement date. This is a valid CIC and the change was disclosed within [Redacted].
																	[Redacted]	[Redacted]		2	B		OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954476		RCKT2160354	23769894			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-11-15): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		OR	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954478		RCKT2160358	23163059			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in [Redacted]. Provide a post-disaster inspection verifying there was no damage from Remnants of [Redacted]. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted] (declared end date).				Reviewer Comment (2021-10-28): Post Disaster Inspection provided. Exception cleared. Buyer Comment (2021-10-27): Please see the current post disaster inspection	[Redacted]	[Redacted]		1	A		NJ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954479		RCKT2160360	23159365			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The Finance Charge did not include the Third Party Processing fee of [Redacted].				Reviewer Comment (2021-11-05): Required cure package provided. Exception cleared. Buyer Comment (2021-11-04): Please see the attached package sent to client curing the issue.	[Redacted]	[Redacted]		2	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954479		RCKT2160360	23176123			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Title commitment reflects original loan was with [Redacted]. Notice of Right to Cancel was executed on Model form H-8 versus Model from H-9.				Buyer Comment (2021-11-02): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.	[Redacted]	[Redacted]	11/02/2021	2	B		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954480		RCKT2160362	23180388			Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Secured Borrower Funds for [Redacted] is not documented. The borrower is currently refinancing [Redacted] with [Redacted]. A Closing Disclosure or Closing Statement cannot be found in the file for this refinance to document the cash proceeds from this transaction. This asset must be sufficiently documented.				Reviewer Comment (2021-10-26): Received CD from cash out refinance for non subject property. Exception cleared.	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954480		RCKT2160362	23180427			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Secured Borrower Funds for [Redacted] is not documented. The borrower is currently refinancing [Redacted] with [Redacted]. A Closing Disclosure or Closing Statement cannot be found in the file for this refinance to document the cash proceeds from this transaction. This asset must be sufficiently documented.				Reviewer Comment (2021-10-26): Received CD from cash out refinance for non subject property. Exception cleared.	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954480		RCKT2160362	23180428			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Assets	General QM: Unable to verify assets using reasonably reliable third-party records.	Secured Borrower Funds for [Redacted] is not documented. The borrower is currently refinancing [Redacted] with [Redacted]. A Closing Disclosure or Closing Statement cannot be found in the file for this refinance to document the cash proceeds from this transaction. This asset must be sufficiently documented.				Reviewer Comment (2021-10-26): Received CD from cash out refinance for non subject property. Exception cleared.	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954481		RCKT2160364	23162260			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Revised title was not provided.				Reviewer Comment (2021-10-25): FTP provided - Exception cleared Buyer Comment (2021-10-22): Please see the attached final title policy with matching coverage.	[Redacted]	[Redacted]		1	A		AZ	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954481		RCKT2160364	23163355			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank [Redacted]): Unable to verify debt obligations using reasonably reliable third-party records.	File is missing a copy of the borrower's credit report.				Reviewer Comment (2021-10-25): Credit Report provided - Exception cleared Buyer Comment (2021-10-22): Please see the attached credit report to clear all related exceptions.	[Redacted]	[Redacted]		1	A		AZ	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954481		RCKT2160364	23163356			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank [Redacted]): General Ability-to-Repay requirements not satisfied.	File is missing a copy of the borrower's credit report.				Reviewer Comment (2021-10-25): Credit Report provided - exception cleared	[Redacted]	[Redacted]		1	A		AZ	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954481		RCKT2160364	23163357			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Failure is due to file missing a copy of the borrower's credit report.				Reviewer Comment (2021-10-25): Credit Report provided - exception cleared Buyer Comment (2021-10-22): Please see the attached credit report to clear all related exceptions.	[Redacted]	[Redacted]		1	A		AZ	Second Home	Purchase	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954481		RCKT2160364	23163358			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank [Redacted]): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	File is missing a copy of the borrower's credit report.				Reviewer Comment (2021-10-25): Credit Report provided - Exception cleared	[Redacted]	[Redacted]		1	A		AZ	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954481		RCKT2160364	23163407			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		File is missing a copy of the borrower's credit report to determine representative Fico score.				Reviewer Comment (2021-10-25): Credit Report provided - Exception cleared Buyer Comment (2021-10-22): Please see the attached credit report to clear all related exceptions.	[Redacted]	[Redacted]		1	A		AZ	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954481		RCKT2160364	23163455			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		Borrowers reserves are insufficient per guideline. Borrower owns a primary residence as well as the subject property.				Reviewer Comment (2021-10-25): Reserves met - Exception cleared Reviewer Comment (2021-10-25): Utilized [Redacted] of the equity account at [Redacted]. Exception cleared Buyer Comment (2021-10-22): Please see the attached screenshot showing total amount of qualifying assets and refer to original loan images for asset documents. Buyer Comment (2021-10-22): Please see the attached credit report to clear all related exceptions.	[Redacted]	[Redacted]		1	A		AZ	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954481		RCKT2160364	23163467			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		File is missing a copy of the borrower's credit report.				Reviewer Comment (2021-10-25): Credit Report provided - exception cleared. Buyer Comment (2021-10-22): Please see the attached credit report to clear all related exceptions.	[Redacted]	[Redacted]		1	A		AZ	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954482		RCKT2160365	23176868			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.		Preliminary title in file does not state the title policy amount.				Reviewer Comment (2021-10-21): Cleared. Not required for properties in [Redacted] for a Preliminary Title Report.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954482		RCKT2160365	23189661			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	No evidence that borrower received valuation with in three business names				Reviewer Comment (2021-10-21): Cleared. Requested documentation received. Buyer Comment (2021-10-20): Please see the appraisal delivery waiver.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954483		RCKT2160366	23172471			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure includes the HOA fees as being [Redacted]/mo and the appraisal stated HOA was [Redacted]/mo which would make the costs total [Redacted].				Reviewer Comment (2021-11-04): [Redacted] received PCCD and LOE; exception is cured.	[Redacted]	[Redacted]		2	B		NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954485		RCKT2160376	23183095			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Title commitment shows coverage of [Redacted]. There is a shortfall of [Redacted], please provide updated Title coverage that matches or exceeds loan amount.				Reviewer Comment (2021-10-29): Updated title was provided to satisfy exception. Exception cleared. Buyer Comment (2021-10-28): Please see the attached final title with the coverage of [Redacted].	[Redacted]	[Redacted]		1	A		CO	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954486		RCKT2160377	23184531			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Ten percent fee is the addition of the Closing Protection Letter Fee and no cure was given.				Reviewer Comment (2021-11-02): [Redacted] received PCCD [Redacted] and LOE therefore no cure require. Reviewer Comment (2021-10-27): Received PC CD correcting issue, letter to borrower and shipping label. Still need evidence the package was shipped/received as required in order to clear the exception. Buyer Comment (2021-10-26): This fee is a zero tolerance fee due to the borrower selecting an off list service provider. It has been moved to section C where it can be tested correctly. The finance charge is correct. Please review to clear this condition with attached redisclosure package.	[Redacted]	[Redacted]		1	A		MD	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954489		RCKT2160381	23159738			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded to the security instrument was not provided in file.				Reviewer Comment (2021-10-28): Legal description attachment to the mortgage provided. Exception cleared. Buyer Comment (2021-10-27): Please see the attached legal description.	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954492		RCKT2160392	23161344			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Missing signed tax returns for self employment income.				Reviewer Comment (2021-11-10): Balance worksheet was provided to satisfy exception Reviewer Comment (2021-11-10): Per Compliance, balance sheet must be captured. Reviewer Comment (2021-10-19): ERRONEOUS EXCEPTION: Client's overlay does not require signed tax returns for rental income if tax transcripts are in file to support returns. Tax transcripts and returns match	[Redacted]	[Redacted]		1	A		MD	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954493		RCKT2160397	23163805			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The Amount of Estimated Property Costs over Year 1 on [Redacted] of the final Closing Disclosure is not accurate. The difference is due to the property tax utilized in the monthly amount of [Redacted]. The Tax Certificate in the file does not reflected the future property taxes based on the new purchased assessment. Per guidelines, if the increased taxes based on the new purchase are not documented, [Redacted] is to be utilized in the state of [Redacted] which equates to [Redacted] per year It was noted the appraisal reflects property taxes as [Redacted].				Reviewer Comment (2021-11-04): PCCD and Letter of Explanation Reviewer Comment (2021-11-02): No documentation was found as of this date.	[Redacted]	[Redacted]		2	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954493		RCKT2160397	23163811			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to missing the Third Party Verification of self employment for [Redacted].				Reviewer Comment (2021-11-02): Lender provided new 1003 and 1008 to remove this income from qualifying. Exception cleared.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954493		RCKT2160397	23164355			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	Third Party Verification for the borrower's self employment within [Redacted] of the date of the note was not found for [Redacted].				Reviewer Comment (2021-11-02): Lender provided new 1003 and 1008 to remove this income from qualifying. Exception cleared. Buyer Comment (2021-11-01): [Redacted]: This income is not needed see attached updated [Redacted].	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954493		RCKT2160397	23179798			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Evidence of Homeowner's insurance for the property at [Redacted] was not found. The AUS indicates the mortgage for this property was omitted. There was no documentation found to support the omission and the final loan application does not reflect the "status" of the property. Therefore, the PITI was utilized in qualifying for this evaluation. Please provide the HO policy or evidence to support the omission of the property in qualifying.				Reviewer Comment (2021-11-02): Property was given to the borrower's ex-spouse per the divorce decree. Exception cleared. Buyer Comment (2021-11-01): The divorce decree that was provided awards this property to the clients exspouse, and mortgage is in exspouses name only.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954494		RCKT2160405	23162186			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus[Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	The Ten Percent Fee Tolerance was exceeded. the Fees increased to [Redacted] A cure in the amount of [Redacted] was missing.
Reviewer Comment (2021-11-01): Invoice in file dated [Redacted] which is within [Redacted] of the COC in file.  Cleared.

Buyer Comment (2021-10-29): [Redacted]: please review the title invoice (which was in the previous title commitment package we provided) which is dated [Redacted], we cannot be in receipt of the document without the full document including the invoice.

Reviewer Comment (2021-10-28): The increase in fees were due to the addition of a Deed Prep Fee and increase in recording fees for the same.  The revised LE adding these fees was not provided until [Redacted].  CofC indicates lender was aware on [Redacted].  The Production Date of the title commitment indicates [Redacted].  Based on this, it appears the change to the borrower was not disclosed within [Redacted].  Please provided evidence of when the title commitment was received in order to determine if the change was provided timely in order to clear the exception.

Buyer Comment (2021-10-27): [Redacted]: see attachment.
																	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954496		RCKT2160408	23162099			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	The insurance coverage is insufficient by [Redacted]. Coverage must be at least the lessor of the cost new from the appraisal or the loan amount.				Reviewer Comment (2021-10-28): Replace cost verified with insurer. Exception cleared. Buyer Comment (2021-10-27): [Redacted]: The attached email from the insurer states replacement cost is [Redacted] and their policy is to insure policies to replacement cost.	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954500		RCKT2160423	23163112			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2021-11-02): CDA provided. Exception cleared. Buyer Comment (2021-11-01): duplicate	[Redacted]	[Redacted]		1	A		CO	Primary	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954500		RCKT2160423	23167015			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-10-07): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		CO	Primary	Purchase	Final CD evidences Cure	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954500		RCKT2160423	23170345			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan allows for Partial Payments.	Final CD does not indicate if partial payments are accepted by the lender.
Reviewer Comment (2021-11-22): Delivered to borrower.

Buyer Comment (2021-11-22): package now shows as delivered

Reviewer Comment (2021-11-19): Letter and shipping label was provided as of time of review, package has not been sent or received by borrower.

Buyer Comment (2021-11-19): Sorry, I forgot to attach the letter and shipping label before

Reviewer Comment (2021-11-17): PCCD was provided with box selected.  There was not proof borrower was notified and received updated CD.

Buyer Comment (2021-11-17): see attached corrected CD

Reviewer Comment (2021-11-02): PC CD not provided as of this date with the Partial Payments section completed on [Redacted].
																	[Redacted]	[Redacted]		2	B		CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954502		RCKT2160430	23181913			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City on the hazard insurance policy is [Redacted] and the Note reflects [Redacted].				Reviewer Comment (2021-11-02): Corrected policy provided. Exception cleared. Buyer Comment (2021-11-01): legal descrption confirms the note has the correct city, attached is the updated dec page	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954506		RCKT2160441	23170341			Credit	Missing Document	General	Missing Document	Missing Document: [Redacted} Statements - Personal not provided		The [Redacted] [Redacted} statemement for account ending [Redacted] was not provided for review.				Reviewer Comment (2021-10-21): Documentation provided. Exception cleared. Buyer Comment (2021-10-20): Please see the attached [Redacted] statements for account [Redacted].	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954506		RCKT2160441	23170708			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Ten percent fees will only re-baseline if the cumulative total of fees exceed [Redacted]. On this loan, the recording fee increased by less than [Redacted] on [Redacted] from [Redacted] to [Redacted] and [Redacted] fess will not re-baseline to increased fee. The final increase of fee to [Redacted] requires [Redacted] cure based on initial baseline of [Redacted].
Reviewer Comment (2021-11-08): [Redacted] Received PCCD dated [Redacted] along with LOE, Copy of Check and Proof of mailing.

Buyer Comment (2021-11-05): [Redacted]: see attachment.

Reviewer Comment (2021-10-27): The change in circumstance for the increase in the recording fees on [Redacted] was recognized.  However, since this initial change was less than a [Redacted] increase, the initial LE disclosed amount of [Redacted] remains the baseline and utilized when calculating a tolerance cure required for the increase to [Redacted] on the final CD.  A tolerance cure is required in the amount of [Redacted].

Buyer Comment (2021-10-26): The redisclosure history shows the property was discovered to be a PUD on [Redacted], which required an additional rider be recorded, raising the recording fee baseline to  [Redacted]. Final CD shows recording fee of [Redacted], which is within [Redacted] of [Redacted].

Reviewer Comment (2021-10-21): Documentation not provided as of this date
																	[Redacted]	[Redacted]		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954510		RCKT2160455	23189439			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage shortfall in the amount of [Redacted] and no replacement cost estimate or proof of extended coverage in file.				Reviewer Comment (2021-10-21): Replacement cost estimate received and associated, updated clarity. Exception cleared. Buyer Comment (2021-10-18): Please see the attached replacement cost estimator	[Redacted]	[Redacted]		1	A		GA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954511		RCKT2160460	23176561			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	A Hazard Insurance policy is required for the REO at [Redacted]. The 1003 and AUS reflect additional property debt that has not been documented.				Reviewer Comment (2021-10-28): Received property history report verifying property is vacant load. No additional documentation required. Exception cleared. Buyer Comment (2021-10-27): Please see the attached property/valuation documents that confirms in the description that this is vacant land, a hazard policy is not required	[Redacted]	[Redacted]		1	A		AZ	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954513		RCKT2160464	23172862			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.				Reviewer Comment (2021-10-28): CPA letter provided verifying business. Exception cleared. Buyer Comment (2021-10-27): Associated condition responded to. Please review to clear.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954513		RCKT2160464	23172863			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.				Reviewer Comment (2021-10-28): Letter from CPA provided. Exception cleared. Buyer Comment (2021-10-27): Please see attached CPA letter for confirmation of self employment. Also attached is verification of the CPA. Please review to clear this condition.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954514		RCKT2160470	23174991			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Lump Sum Allocation	Lump sum lender/seller credit disclosed on Closing Disclosure applied to offset finance charges based on separate itemization of credit pursuant to client's election. If there is not an itemization of credit in file, lump sum credit applied using waterfall (non-finance charges first, then finance charges).					Reviewer Comment (2021-10-21): Cleared - Requested documentation provided.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954514		RCKT2160470	23175103			Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Documentation to verify secured loan terms for [Redacted] was missing from the file as required.				Reviewer Comment (2021-10-21): Cleared - Requested documentation provided. Buyer Comment (2021-10-18): Please see the attached [Redacted] HELOC credit agreement for [Redacted].	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954516		RCKT2160472	23172264			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Final 1003 has "Asset as Income" of [Redacted] per month; however, documentation or evidence of what the income source is or verification of the monthly amount was not provided. When income is not included, the DTI exceeds the guideline maximum.				Reviewer Comment (2021-11-04): Lender clarification provided for source of additional income used in qualifying was withdrawals from a documented IRA. Exception cleared. Buyer Comment (2021-11-02): The assets as income was taken from the [Redacted] IRA ending in [Redacted]. [Redacted] was deducted from the retirement account and used as income in accordance with [Redacted] Mortgage guidelines.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954516		RCKT2160472	23181231			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Final 1003 has "Asset as Income" of [Redacted] per month; however, documentation or evidence of what the income source is or verification of the monthly amount was not provided. When income is not included, the DTI exceeds the guideline maximum.				Reviewer Comment (2021-11-04): Lender clarification provided for source of additional income used in qualifying was withdrawals from a documented IRA. Exception cleared. Buyer Comment (2021-11-02): The assets as income was taken from the [Redacted] IRA ending in [Redacted]. [Redacted] was deducted from the retirement account and used as income in accordance with [Redacted] Mortgage guidelines.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954516		RCKT2160472	23181266			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [Redacted] and based on 1026.43(e) of [Redacted] moderately exceed the guideline maximum of [Redacted]. (DTI Exception is eligible to be regraded with compensating factors.)	Final 1003 has "Asset as Income" of [Redacted] per month; however, documentation or evidence of what the income source is or verification of the monthly amount was not provided. When income is not included, the DTI exceeds the guideline maximum.				Reviewer Comment (2021-11-04): Lender clarification provided for source of additional income used in qualifying was withdrawals from a documented IRA. Exception cleared. Buyer Comment (2021-11-02): The assets as income was taken from the [Redacted] IRA ending in [Redacted]. [Redacted] was deducted from the retirement account and used as income in accordance with [Redacted] Mortgage guidelines.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954516		RCKT2160472	23181267			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Final 1003 has "Asset as Income" of [Redacted] per month; however, documentation or evidence of what the income source is or verification of the monthly amount was not provided. When income is not included, the DTI exceeds the guideline maximum.				Reviewer Comment (2021-11-04): Lender clarification provided for source of additional income used in qualifying was withdrawals from a documented IRA. Exception cleared. Buyer Comment (2021-11-02): The assets as income was taken from the [Redacted] IRA ending in [Redacted]. [Redacted] was deducted from the retirement account and used as income in accordance with [Redacted] Mortgage guidelines.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954517		RCKT2160476	23172401			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Renewal policy is needed as current policy expires within [Redacted] of note date.				Reviewer Comment (2021-11-03): Updated HOI provided. Exception cleared Buyer Comment (2021-11-01): Please see the attached now current HOI policy.	[Redacted]	[Redacted]		1	A		NJ	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954517		RCKT2160476	23172433			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in [Redacted]. Provide a post-disaster inspection verifying there was no damage from Remnants of [Redacted]. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted] (declared end date).				Reviewer Comment (2021-10-26): Disaster Inspection Report provided. Exception cleared. Buyer Comment (2021-10-25): Please see the attached disaster inspection indicating property is free and clear of any disaster-related damage.	[Redacted]	[Redacted]		1	A		NJ	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954519		RCKT2160479	23181590			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by [Redacted]. Provide updated policy reflecting minimum coverage of [Redacted] OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2021-10-26): Received required documentation. Cleared. Buyer Comment (2021-10-25): Please see the attached email conversation with HOI agent confirming the RCE amount is [Redacted] matching the dwelling coverage on the policy.	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954521		RCKT2160487	23174240			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2021-10-25): PD Inspection provided - Exception cleared Buyer Comment (2021-10-22): Please see the attached disaster inspection showing property is free and clear of disaster related damage.	[Redacted]	[Redacted]		1	A		PA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954522		RCKT2160505	23177246			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance Charge disclosed is [Redacted]. Calculated finance charge is [Redacted] Variance of [Redacted] Based on review of Lender's Itemization of Amount Financed, [Redacted] Settlement fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable
Reviewer Comment (2021-11-11): [Redacted] received proof of delivery.

Buyer Comment (2021-11-10): [Redacted]: See attachment.

Reviewer Comment (2021-11-05): Rec'd PCCD, Letter to B and copy of check.  Evidence the package was actually shipped was not provided and the [Redacted] website does reflects that the label was created.

Reviewer Comment (2021-10-28): The Settlement or Closing Fee to the Title Company is considered a Finance Charge per Section 1026.4 - CFPB official interpretation (2) Special rule; closing agent charges.  Fees charged by a third party that conducts the loan closing (such as a settlement agent, attorney, or escrow title company) are finance charges only if the creditor:  (i) Requires the particular services for which the consumer is charged. (ii) Requires the imposition of the charge: or (iii) Retains a portion of the third-party charge; to the extent the portion is charged.  Since [Redacted] does not perform the closing transaction themselves, it would fall under (i) Requires the particular services for which the consumer is charged.  Note that this fee is normally included in [Redacted]'s FC calculations.  Exception cannot be cleared with lender's commentary.

Buyer Comment (2021-10-27): [Redacted]: per 1026.4(a)(2)-2 official CFPB commentary " For example, a fee that would be paid in a comparable cash transaction may be excluded under § 1026.4(a).", and the settlement or closing fee would be charged in a comparable cash transaction and therefore is excludable under 1026.4
																	[Redacted]	[Redacted]		2	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954522		RCKT2160505	23177499			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Legal description rider attached to and recorded with the mortgage is missing.				Reviewer Comment (2021-10-28): Legal description exception provided. Exception cleared.	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954525		RCKT2160517	23177559			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Section B Title - Document Prep Fee in the amount of [Redacted] on the [Redacted] LE and Title- Electronic Delivery [Redacted] on the [Redacted] CD were added. There was no evidence of a valid change of circumstance in this file. A tolerance cure is required in the amount of [Redacted]. Please provided a PC CD, explanation to the borrower, copy of the check and evidence of shipping/delivery of the package.				Reviewer Comment (2021-11-03): [Redacted] received corrected PCCD (Title fee moved to Sec C) and LOE. Reviewer Comment (2021-11-02): No documentation found for this exception as of this date.	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954525		RCKT2160517	23180059			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-11-02): FTP provided. Exception cleared	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954525		RCKT2160517	23180273			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___.	AUS indicated NET Equity [Redacted] was not located in file.				Reviewer Comment (2021-11-02): Closing Statement from sale of property provided. Exception cleared.	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954525		RCKT2160517	23180339			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-11-02): FTP provided. Exception cleared	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954525		RCKT2160517	23200586			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing P&L Statement for both borrower's self-employment.				Reviewer Comment (2021-11-02): P&L provided. Exception cleared.	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954525		RCKT2160517	23201111			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.					Reviewer Comment (2021-11-02): Upon further review the non escrowed costs were disclosed within tolerance. Buyer Comment (2021-11-01): [Redacted]: All costs are escrowed as reflected on [Redacted], what is wrong about the [Redacted]?	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954527		RCKT2160522	23181278			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Ten percent fees will only re-baseline if the cumulative total of fees exceed [Redacted]. On this loan, the recording fee increased by less than [Redacted] on[Redacted] from [Redacted] to [Redacted] and [Redacted] fess will not re-baseline to increased fee. The final increase of fee to [Redacted] requires [Redacted] cure based on initial baseline of [Redacted].
Reviewer Comment (2021-11-08): PCCD was provide along with proof or principal reduction.  Exception cleared.

Buyer Comment (2021-11-05): MSP screen sot attached

Buyer Comment (2021-11-05): see redisclousre with curtailment attached

Reviewer Comment (2021-10-27): [Redacted] No New Document received for the Recording fee increased on CD dated [Redacted]. Please provide a valid COC with additional information as to why the fee again increased on CD [Redacted] or provide Lender cure [Redacted] for fee exceeds [Redacted] tolerance with Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Reviewer Comment (2021-10-27): The change in circumstance on [Redacted] for property type was already recognized.  Since that change was less than [Redacted], the initial LE amount of [Redacted] remains the baseline.  This results in a required tolerance cure of [Redacted].  [Redacted] X [Redacted] = [Redacted].  [Redacted] - [Redacted] = [Redacted].  Please provide a PC CD, Letter to borrower, copy of check or principal curtailment and evidence of shipment/receipt in order to clear the exception.

Buyer Comment (2021-10-26): please see attached which confirms the fee increased as a result of a change in property type. Extra pages had to be recorded
																	[Redacted]	[Redacted]		2	B		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954534		RCKT2160547	23184520			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003						Reviewer Comment (2021-10-21): Cleared - Requested documentation received. Buyer Comment (2021-10-18): Please see the attached initial 1003	[Redacted]	[Redacted]		1	A		MI	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954535		RCKT2160553	23184708			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Changed circumstance in file explaining fee increase.
Reviewer Comment (2021-11-15): Cleared.

Buyer Comment (2021-11-11): see attached

Buyer Comment (2021-11-11): Please see attached response and CD and review to clear condition.

Reviewer Comment (2021-10-29): [Redacted] required valid COC for [Redacted] because on [Redacted] Appraisal fee paid by lender after that changed on [Redacted] as borrower paid so we required valid COC with additional information why the fee changed to lender paid to borrower paid on [Redacted].

Buyer Comment (2021-10-29): Because the loan is a jumbo, the appraisal review was needed and was disclosed in the initial CD to the client.  Please see attached CIC and review to clear condition.
																	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954535		RCKT2160553	23204855			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided
Reviewer Comment (2021-11-04): Documentation provided verifying the subordinate lien was paid in file and closed per the lender's signed statement.  Exception cleared.

Buyer Comment (2021-11-03): Upon further research, the HELOC with [Redacted] was paid off in the transaction as evidenced with the CD.  The request to close account is attached.  Please review to clear condition.

Reviewer Comment (2021-11-01): Subordination Agreement was provided at time of initial review.  A copy of the Note for the subordinate lien is required and has not been provided.

Buyer Comment (2021-10-29): See attached subordination agreement and review to clear condition.
																	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954540		RCKT2160576	23189197			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	The Verbal Verification of Employment was conducted on [Redacted] which is more than [Redacted] before the Note.				Reviewer Comment (2021-10-28): Requested documentation received. Cleared. Buyer Comment (2021-10-27): Associated condition responded to.	[Redacted]	[Redacted]		1	A		GA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954540		RCKT2160576	23189209			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	The Verbal Verification of Employment was conducted on [Redacted] which is more than [Redacted] before the Note.				Reviewer Comment (2021-10-28): Requested documentation received. Cleared. Buyer Comment (2021-10-27): Please see attached VOE confirming this borrower is still employed.	[Redacted]	[Redacted]		1	A		GA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954543		RCKT2160593	23190608			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-10-25): FTP provided. Exception cleared Buyer Comment (2021-10-22): PLease see the attached final title policy with the correct coverage amount of [Redacted].	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954543		RCKT2160593	23190718			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-10-25): FTP provided. Exception cleared Buyer Comment (2021-10-22): Please see the attached final title policy with the correct coverage amount of [Redacted].	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954543		RCKT2160593	23192025			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The difference was due to the homeowner's insurance. Policy in file reflects the annual premium as [Redacted] / [Redacted] = [Redacted] a month. The monthly premium uitlized on the final CD was [Redacted] a month.				Reviewer Comment (2021-11-08): [Redacted] Received PCCD and LOE. Buyer Comment (2021-11-05): see attached Reviewer Comment (2021-10-26): You are correct. Annual premium is [Redacted] per year or [Redacted] per month. Monthly hazard insurance of [Redacted] plus monthly taxes of [Redacted] = [Redacted] versus [Redacted] reflected on [Redacted]. [Redacted] should reflect [Redacted] versus [Redacted]. Buyer Comment (2021-10-26): Premium is [Redacted]. The CD is correct. Reviewer Comment (2021-10-25): No documentation for this exception provided as of this date.	[Redacted]	[Redacted]		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954544		RCKT2160596	23192734			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-10-25): FTP provided - Exception cleared Buyer Comment (2021-10-22): Please see the attached final title policy with the correct coverage of [Redacted].	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954544		RCKT2160596	23193615			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	The cover letter to the borrower was dated [Redacted] and does not indicate it was sent online/electronically.				Reviewer Comment (2021-10-26): Appraisal waiver provided. Exception cleared. Buyer Comment (2021-10-25): Please see the attached appraisal delivery waiver. Reviewer Comment (2021-10-25): No documentation provided as of this date.	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954544		RCKT2160596	23193727			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The flood insurance should be reflected under "insurance" versus "other" under the Estimated Taxes, Insurance and Assessments in the Projected Payment Section.				Buyer Comment (2021-11-15): Acknowledged as non-material Reviewer Comment (2021-10-26): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other. Buyer Comment (2021-10-25): This is correctly disclosed as a more consumer friendly method. The flood insurance is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.	[Redacted]	[Redacted]	11/15/2021	2	B		FL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954547		RCKT2160606	23196682			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The flood insurance should be reflected under "insurance" versus "other" under the estimated taxes, insurance and assessments in the projected payments section.
Buyer Comment (2021-10-28): [Redacted] Mortgage is a client service focused company that discloses the Flood Insurance on a separate line to provide greater clarity to the borrower.

Reviewer Comment (2021-10-26): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Buyer Comment (2021-10-26): [Redacted] mortgage is a client service focused company and discloses the Flood Insurance on a separate line to provide greater clarity to the borrower. Please downgrade this to a 2 so it can be waived.
																	[Redacted]	[Redacted]	10/28/2021	2	B		DE	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954548		RCKT2160614	23196515			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Processing Fee was not included in lender's finance charge calculation. PCCD with fee included in finance charge was not provided.
Reviewer Comment (2021-11-15): [Redacted] received copy of Refund check, proof of mailing,  Letter of Explanation & Corrected Closing Disclosure

Buyer Comment (2021-11-12): The letter was shipped with the rest of the disclosure package. The PDF wasn't combined with the rest of the documents. The date on the letter matches the timestamp on the [Redacted] label printed.

Reviewer Comment (2021-11-11): Letter of explanation was provided.  Please provide proof borrower received documentation.

Buyer Comment (2021-11-10): See attached letter.

Reviewer Comment (2021-11-08): Received PCCD, Copy of check to the borrower and [Redacted] shipping label of which the UPS website indicates it has been shipped.  Please provide a copy of the explanation letter to the borrower in order to clear the exception.

Buyer Comment (2021-11-05): See attached redisclosure.

Reviewer Comment (2021-10-27): Calculated Finance Charges are:  Flood Life of Loan Coverage [Redacted]; Loan Discount Points [Redacted]; Prepaid Interest [Redacted]; Third Party Processing Fee [Redacted]; Tax Service Fee [Redacted]; Title-Settlement or Closing Fee [Redacted] and Underwriting Fee [Redacted] = [Redacted] versus [Redacted].

Buyer Comment (2021-10-26): See attached CD addendums showing fees can be excluded. If your calculation does not match, please provide a list of fees included as prepaid finance charges.
																	[Redacted]	[Redacted]		2	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954548		RCKT2160614	23196585			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		Borrower has insufficient reserves. Net equity on REO sold shows disbursement date of [Redacted]. Net equity not included in assets.				Reviewer Comment (2021-10-29): Enough reserves to satisfy [Redacted] months PITI has been documented. Exception cleared. Buyer Comment (2021-10-28): Please see final settlement statement from sale of [Redacted] to verify reserves.	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954551		RCKT2160621	23195565			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing mortgage statement for [Redacted].				Reviewer Comment (2021-10-18): Statement received. Exception cleared Buyer Comment (2021-10-15): Please see the attached mortgage coupon for [Redacted]	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954554		RCKT2160650	23197947			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The original and lender being paid off is same lender and H-8 form used instead of the H-9.				Buyer Comment (2021-10-21): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.	[Redacted]	[Redacted]	10/21/2021	2	B		AZ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954557		RCKT2160655	23198137			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		There is a shortfall of [Redacted] . Policy states no extended coverage. Either need policy showing enough coverage or replacement cost estimator.				Reviewer Comment (2021-10-26): Received required documentation. Cleared. Buyer Comment (2021-10-26): Please see the attached replacement cost estimator proving the coverage of [Redacted] is sufficient.	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954561		RCKT2160678	23202031			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Title Commitment amount is less than Loan Amount, Final is not in file to verify amount has been increased.				Reviewer Comment (2021-10-21): Cleared. Acceptable documentation provided. Buyer Comment (2021-10-21): Please see the attached title policy with correct coverage.	[Redacted]	[Redacted]		1	A		ID	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215954561		RCKT2160678	23202981			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Title - Release Tracking Fee ([Redacted]) and Title - Closing Protection Letter Fee ([Redacted]) were not disclosed on Loan Estimates provided to borrower and no Valid Change of Circumstance or Cure for the additional fees were found in file.
Reviewer Comment (2021-11-03): PCCD, letter of explanation and proof of shipping provided.  Exception cleared.

Buyer Comment (2021-11-01): Please see the full client package and proof of delivery.

Reviewer Comment (2021-10-28): PCCD received.  In order to clear this exception, we need a copy of the Letter of Explanation/Notice to Borrower and proof of delivery for the PCCD.

Buyer Comment (2021-10-27): Please see the corrected CD showing the fees are in an unlimited tolerance section, section C, as they were previously in the incorrect section.

Reviewer Comment (2021-10-21): Requested documentation not yet received.
																	[Redacted]	[Redacted]		2	B		ID	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215954562		RCKT2160679	23201666			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___					Reviewer Comment (2021-10-21): Replacement Cost Estimator provided. Exception cleared. Buyer Comment (2021-10-20): Please see the attached replacement cost estimator.	[Redacted]	[Redacted]		1	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964071		RCKT2160035	23092913			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Change of circumstance in place				Reviewer Comment (2021-10-26): Seller paid costs reflected. Exception cleared. Buyer Comment (2021-10-25): [Redacted]: Please exclude charges paid by sellers generalized credits.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964072		RCKT2160038	23125456			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Verification of property taxes for [Redacted] is required.				Reviewer Comment (2021-10-11): Received tax cert. Exception cleared. Buyer Comment (2021-10-08): Please see tax cert that was in the loan file.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964073		RCKT2160083	23115380			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] of application.					Reviewer Comment (2021-10-28): [Redacted] received Initial LE dated [Redacted] which is within three business days from initial application date. Reviewer Comment (2021-10-26): Please provided the LE with date issued of [Redacted]. This LE is not contained in the original file submission to [Redacted]. Buyer Comment (2021-10-25): [Redacted]: See attachment	[Redacted]	[Redacted]		1	A		OR	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964073		RCKT2160083	23115384			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [Redacted] of the loan application date.	Initial disclosure is missing.				Reviewer Comment (2021-10-28): Requested documentation received. Cleared. Reviewer Comment (2021-10-26): Please provided the LE with date issued of [Redacted]. This LE is not contained in the original file submission to [Redacted] and will contain the Right to receive a copy of the Appraisal Disclosure. Buyer Comment (2021-10-25): [Redacted]: See attachment showing client received government disclosures which includes ECOA rights statement	[Redacted]	[Redacted]		1	A		OR	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964074		RCKT2160087	23102615			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded with the security instrument was not provided in file.				Reviewer Comment (2021-11-04): Attachment provided. Exception cleared.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964074		RCKT2160087	23102636			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		[Redacted] calculated rental income of [Redacted] versus [Redacted] used for qualification. [Redacted] calculation is based on [Redacted] Schedule and equals amount reflected on initial application. Additionally, [Redacted] returns included [Redacted] property not found on application. There was no documentation to confirm ownership or if property was sold.				Reviewer Comment (2021-11-04): Property added for qualification. Added additional exception for loan application reflecting this property since it is not on the copy provided in the file. Buyer Comment (2021-11-02): [Redacted] was listed on the tax returns and is listed on the application. Borrower currently owns property. No other [Redacted] property was listed on the tax returns.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964074		RCKT2160087	23116118			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Result of DTI exceeding client's guidelines				Reviewer Comment (2021-11-04): Additional property added in REO and income calculated.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964074		RCKT2160087	23116185			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Due to income documentation requirements not being met.				Reviewer Comment (2021-11-08): Safe Harbor QM (APOR) Reviewer Comment (2021-11-08): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964074		RCKT2160087	23116187			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Title fees in Section B that borrower did not shop for increased above [Redacted] tolerance. Cure for [Redacted] was not found on final CD.				Reviewer Comment (2021-11-08): PCCD moving title fees to section C satisfies exception. Exception cleared. Buyer Comment (2021-11-08): Please see attached redisclosure package curing the issue. The fees the borrower shopped for have been moved to section C to be properly tested. Please review to clear this condition. Reviewer Comment (2021-11-04): No documentation provided as of this date.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964074		RCKT2160087	23127218			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [Redacted] and based on 1026.43(e) of [Redacted] moderately exceed the guideline maximum of [Redacted]. (DTI Exception is eligible to be regraded with compensating factors.)	[Redacted] calculated rental income of [Redacted] versus [Redacted] used for qualification. [Redacted] calculation is based on [Redacted] Schedule and equals amount reflected on initial application. Additionally, [Redacted] returns included [Redacted] property not found on application. There was no documentation to confirm ownership or if property was sold.				Reviewer Comment (2021-11-04): Property added for qualification. Added additional exception for loan application reflecting this property since it is not on the copy provided in the file.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964074		RCKT2160087	23616693			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Please provide acceptable third party verification of employment for the borrower's Schedule C Business ([Redacted]).
Reviewer Comment (2021-11-08): TPV was provided to confirm business is currently active on City's website.  Exception cleared.

Buyer Comment (2021-11-08): the business shows in the active list of businesses on [Redacted] website. It opens in an excel spreadsheet but this should be sufficient to verify the business is active and meets QM since we also verified it was active prior to closing

Reviewer Comment (2021-11-04): The copy of the borrower's business license provided expired on [Redacted] which was prior to the [Redacted] date of closing.  Please provide acceptable third party verification as required.
																	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964074		RCKT2160087	23616756			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide the final loan application reflecting the investment property at [Redacted] in Section 3b for additional property owned. The copy provided in the file does not contain this property.				Reviewer Comment (2021-11-08): Updated final 1003 included missing property. Exception cleared. Buyer Comment (2021-11-08): see attached updated 1003	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964077		RCKT2160152	23098092			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment (2021-10-18): Using [Redacted] Mortgage's Undiscounted Rate methodology, a portion of the discount points are excludable and QM fees do not exceed [Redacted]. Buyer Comment (2021-10-12): Please see attached confirming the excludable amount of points. Also attached are the rates for selected and undiscounted and the pricing as well as the LLPA's. Please review to clear this condition.	[Redacted]	[Redacted]		1	A		TN	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964077		RCKT2160152	23098255			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Result of file failing points and fees testing.				Reviewer Comment (2021-10-18): SHQM	[Redacted]	[Redacted]		1	A		TN	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964078		RCKT2160155	23121685			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Affiliated business arrangement provided to borrower on [Redacted] is not signed by coborrower.				Reviewer Comment (2021-10-11): Section 1024.15(b)(1) states lender must provide a disclosure "in the format . . . set forth in Appendix D . . ..", and that Appendix D only provides for one signature line. As a result, ABA would meet the signatory requirements by containing the signature of the primary borrower. Buyer Comment (2021-10-08): Only one borrower is required to sign this document. Please review to clear this condition.	[Redacted]	[Redacted]		1	A		ID	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964078		RCKT2160155	23121686			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Documentation in file shows that this is a same lender refinance. The H-8 form was provided to borrower instead of H-9.				Buyer Comment (2021-10-08): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.	[Redacted]	[Redacted]	10/08/2021	2	B		ID	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964083		RCKT2160274	23139576			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded with the security instrument was not provided in file.				Reviewer Comment (2021-10-13): Received legal description and updated in security instrument. Exception is cleared. Buyer Comment (2021-10-09): Please see attached recorded DOT with legal and review to clear condition.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964085		RCKT2160287	23139520			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-10-06): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		AR	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964088		RCKT2160334	23174470			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The tax cert and HOI for [Redacted] was not found in the file.				Reviewer Comment (2021-10-13): Exception Cleared - Received Statement confirms the Escrow payments Buyer Comment (2021-10-09): Both property taxes and homeowner's insurance are escrowed on this property. Please see attached statement and review to clear condition.	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964089		RCKT2160337	23153960			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] (Title - CPL [Redacted], Recording Fees [Redacted], Title - Service Charges [Redacted] and Title Production Fee [Redacted]) exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. A valid Change in Circumstance was not found for these Section B fees. A tolerance cure is required in the amount of [Redacted].
Reviewer Comment (2021-11-10): PCCD with cure was provided to client to satisfy exception.

Buyer Comment (2021-11-10): Please see attached proof of delivery.

Reviewer Comment (2021-11-01): Revised:  Checked [Redacted] Tracking and last status is Shipping Label created.  Still need proof of delivery.  Comment: "[Redacted] received PCCD dated [Redacted], LOE, copy of refund check, and shipping label. Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure".

Buyer Comment (2021-10-28): Regarding the recording fee increase: Attached is a redisclosure package curing this issue with a borrower refund. Regarding the title fees. These have been moved to section C as the borrowr selected an off list service provider and negotiated these fees on their own behalf. As a result, these fees are subject to unlimited tolerance. The attached disclosure also corrects this issue. Please review to clear this condition.
																	[Redacted]	[Redacted]		2	B		IN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964089		RCKT2160337	23153961			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. The [Redacted] Transfer Tax Fee was not added until the preliminary CD dated [Redacted] without a valid Change in Circumstance found. A tolerance cure is required in the amount of [Redacted].
Reviewer Comment (2021-11-10): PCCD with cure was provided to client to satisfy exception.

Buyer Comment (2021-11-10): Please see attached proof of delivery.

Reviewer Comment (2021-11-01): Checked [Redacted] Tracking and last status is Shipping Label created.  Still need proof of delivery.

Reviewer Comment (2021-10-29): "[Redacted] received  PCCD dated [Redacted], LOE, copy of refund check, and shipping label. Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure".

Buyer Comment (2021-10-28): Regarding the recording fee increase: Attached is a redisclosure package curing this issue with a borrower refund. Regarding the title fees. These have been moved to section C as the borrowr selected an off list service provider and negotiated these fees on their own behalf. As a result, these fees are subject to unlimited tolerance. The attached disclosure also corrects this issue. Please review to clear this condition.
																	[Redacted]	[Redacted]		2	B		IN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964089		RCKT2160337	23174312			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Closing Disclosure from the sale of [Redacted] was not found in order to exclude the existing mortgage payment, taxes and insurance from qualifying. Per notes on the FNMA Transmittal, it appears lender excluded even though the loan had not yet closed since an executed Purchase Agreement was in file. Please provide the Jumbo Guidelines that indicate this is acceptable per the note on the Transmittal. Without this exclusion, the borrower's DTI would well exceed the [Redacted] guideline.
Reviewer Comment (2021-10-13): Received required documentation. Cleared.  Preliminary CD provided for departure residence.

Buyer Comment (2021-10-11): Per the [Redacted] Selling Guide B3-6-06 when the clients current Principal Residence is for sale but will close after the subject transaction the PITIA of said current primary can be excluded with the fully executed contract for the home and proof financing contingencies have been met. Included with this information is the Preliminary closing Disclosure which we ([Redacted] Mortgage) use to verify Finance contingencies have been met as fannie does not specify what documents can be used to verify that information.
																	[Redacted]	[Redacted]		1	A		IN	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964090		RCKT2160368	23183216			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Title policy on file shows a coverage amount of [Redacted]. This creates a shortfall of [Redacted]. Please provide an updated Title policy that matches or exceeds loan amount.				Reviewer Comment (2021-10-28): Requested documentation received. Cleared.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964091		RCKT2160435	23164532			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.
Reviewer Comment (2021-11-04): Upon further review, itemization used to apply seller credit to finance charges and to calculate total loan amount for determining QM threshold. QM points and fees do not exceed [Redacted] of total loan amount.

Reviewer Comment (2021-11-04): The Federal Loan Amount of [Redacted] is the amount utilized in the calculation of the [Redacted] allowed ([Redacted] X [Redacted] = [Redacted]).  The Federal Loan Amount does not take into consideration the [Redacted] in the allocated seller paid fees that went towards reducing the Amount Financed Calculation.  ([Redacted] less [Redacted] Flood, [Redacted]0 HOA Questionnaire, [Redacted]discount, [Redacted] interest, [Redacted] tax service LOL, [Redacted] Title - Copy Fee, [Redacted] Title - Settlement/Closing Fee and [Redacted] Underwriting Fee = [Redacted].)

Buyer Comment (2021-11-02): Total points and fees include [Redacted] discount points, [Redacted] broker comp, [Redacted] underwriting fee, and [Redacted] tax cert fee for a total of [Redacted] compared to allowable total of [Redacted] (amount financed of [Redacted] * [Redacted])
																	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964091		RCKT2160435	23164556			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to an overage in points and fees, it is causing loan to fail.				Reviewer Comment (2021-11-04): SHQM (APOR) Buyer Comment (2021-11-02): cleared with the other exception	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964093		RCKT2160504	23176336			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Title was not found in the file.				Reviewer Comment (2021-10-21): Final Title received, associated and updated clarity. Exception cleared. Buyer Comment (2021-10-18): Please see the attached final title policy	[Redacted]	[Redacted]		1	A		SC	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964094		RCKT2160511	23199964			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	H-8 Right to Rescind form used, however title shows that this is a refinance with original creditor.
Reviewer Comment (2021-11-09): Waiving exception only at client's request. [Redacted] does not agree with client.

Buyer Comment (2021-11-08): Please waive this based upon our previous response as the subject is not located in district 3

Reviewer Comment (2021-10-28): Per [Redacted] compliance, exception is valid. Incorrect form was signed by borrowers.  Item can be discussed on next calibration call.

Buyer Comment (2021-10-26): "
""The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits.   Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts."""
																	[Redacted]	[Redacted]	11/09/2021	2	B		AZ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964098		RCKT2160546	23191231			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided						Reviewer Comment (2021-11-10): Requested documentation provided. Cleared. Buyer Comment (2021-11-09): Please see attached credit report. Reviewer Comment (2021-11-08): There is no updated documentation provided as of this date. Buyer Comment (2021-11-05): See attached credit report and review to clear condition.	[Redacted]	[Redacted]		1	A		MD	Second Home	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964098		RCKT2160546	23192280			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing insurance verification and mortgage statement for [Redacted].				Reviewer Comment (2021-11-10): Requested documentation provided. Cleared. Property sold and not used in qualifying. Buyer Comment (2021-11-09): Please see attached documentation for [Redacted] showing property was sold [Redacted]. Reviewer Comment (2021-11-08): There is no updated documentation provided as of this date. Buyer Comment (2021-11-06): Property located at [Redacted] was sold [Redacted]. Please review to clear condition, property report is attached.	[Redacted]	[Redacted]		1	A		MD	Second Home	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964098		RCKT2160546	23193016			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank [Redacted]): Unable to verify debt obligations using reasonably reliable third-party records.	Credit report is missing				Reviewer Comment (2021-11-10): Requested documentation provided. Cleared. Buyer Comment (2021-11-09): Please see attached credit report. Reviewer Comment (2021-11-08): There is no updated documentation provided as of this date. Buyer Comment (2021-11-06): see attached credit report and review to clear condition. Buyer Comment (2021-11-05): See attached credit report and review to clear condition.	[Redacted]	[Redacted]		1	A		MD	Second Home	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964098		RCKT2160546	23193017			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO Schedule E Method Test	Ability to Repay (Dodd-Frank [Redacted]): Unable to verify Real Estate Owned income (Schedule E Method). File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E.	REO and [Redacted] 1040 is missing				Reviewer Comment (2021-11-10): Requested documentation provided. Cleared. Buyer Comment (2021-11-09): Please see attached documentation showing [Redacted] was sold. Reviewer Comment (2021-11-08): There is no updated documentation provided as of this date.	[Redacted]	[Redacted]		1	A		MD	Second Home	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964098		RCKT2160546	23193018			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank [Redacted]): General Ability-to-Repay requirements not satisfied.	Credit report is missing				Reviewer Comment (2021-11-10): Requested documentation provided. Cleared. Reviewer Comment (2021-11-08): There is no updated documentation provided as of this date.	[Redacted]	[Redacted]		1	A		MD	Second Home	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964098		RCKT2160546	23193019			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank [Redacted]): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	Credit report is missing				Reviewer Comment (2021-11-10): Requested documentation provided. Cleared. Buyer Comment (2021-11-09): Please see attached credit report. Reviewer Comment (2021-11-08): There is no updated documentation provided as of this date.	[Redacted]	[Redacted]		1	A		MD	Second Home	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964098		RCKT2160546	23193020			Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	[Redacted]: Net Tangible Benefit Worksheet not provided to borrower.					Buyer Comment (2021-11-06): Acknowledged as non-material	[Redacted]	[Redacted]	11/06/2021	2	B		MD	Second Home	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964098		RCKT2160546	23193021			Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	[Redacted]: Borrower's ability to repay not verified with reliable documentation.	Missing credit report. and signed tax returns.				Reviewer Comment (2021-11-10): Requested documentation provided. Cleared. Reviewer Comment (2021-11-08): There is no updated documentation provided as of this date. Buyer Comment (2021-11-06): See attached credit report and tax e-sign form and review to clear condition. Reviewer Comment (2021-11-05): Waived in error by [Redacted]. Buyer Comment (2021-11-05): acknowledged as non-material	[Redacted]	[Redacted]		1	A		MD	Second Home	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964098		RCKT2160546	23193536			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Missing credit report, signed and dated tax returns, and REO document for investment property				Reviewer Comment (2021-11-10): Requested documentation provided. Cleared. Buyer Comment (2021-11-09): Waterfall condition Reviewer Comment (2021-11-08): There is no updated documentation provided as of this date.	[Redacted]	[Redacted]		1	A		MD	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964099		RCKT2160561	23185421			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Loan short reserves as statement for [Redacted] and [Redacted] accounts listed on AUS were not provided to confirm assets/reserves.				Reviewer Comment (2021-11-04): Documentation provided. Exception cleared. Buyer Comment (2021-11-02): see attached e-trade account. This should be sufficient to meet reserve requirements	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964099		RCKT2160561	23185638			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___					Reviewer Comment (2021-11-03): Documentation on file is evidence of coverage. Exception has been satisfied. Buyer Comment (2021-11-02): HOI policy states it insures up to replacement cost - similar construction. Verification of the estimated cost to rebuild is not required when this language is present.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964099		RCKT2160561	23185773			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	File does not contain a valid COC for this fee, nor evidence of cure in file
Reviewer Comment (2021-11-19): PCCD with cure of [Redacted] was provided to borrower to satisfy exception.  Exception cleared.

Buyer Comment (2021-11-18): [Redacted]: see attachment.

Reviewer Comment (2021-11-15): [Redacted], LOE and PCCD will cure.

Buyer Comment (2021-11-12): Will a [Redacted] refund and PCCD be sufficient to resolve this issue? Thats [Redacted] of the loan amount at closing which is the amount the credit decreased.

Reviewer Comment (2021-11-09): The lender credit of [Redacted] was calculated off a YSP of [Redacted].  The reduction on the [Redacted] LE was calculated off a YSP of [Redacted].  Since the reduction in the lender credit was not based solely on the mortgage amount, further documentation would be needed in order to support the reduction/change in the pricing based on the factors involved.

Buyer Comment (2021-11-08): Credits are based on a percentage of the loan amount. Why isn't the decreased loan amount a valid changed circumstance to decrease the credits to [Redacted] on the [Redacted] LE?

Reviewer Comment (2021-11-03): [Redacted] received lender rebuttal that lender credit was [Redacted] on final CD.  However, the total credits included costs paid by third party.  Section H Title-Owners Policy [Redacted], Section C Title-Loan Tie-in  [Redacted] and Title-Notary Fees [Redacted] were paid to a third party.  The Broker Compensation for [Redacted] paid by lender is also not included as this fee was not disclosed to the borrower on the Final LE and can not be part of the LE's lump sum credit amount of [Redacted].  Additionally, the changed circumstance for the [Redacted] LE which decreased the lender credit from [Redacted] to [Redacted] was not valid for a decrease in lender credit.  The reason on that changed circumstance was for loan amount, however the lender credit did not change proportionately with that loan amount change and can not be a valid reason.  Would need to provide additional information to support that decrease to [Redacted] on the [Redacted] LE.  And cure would be still due for the difference in lender credit tolerance violation from the [Redacted] for lender specific credits allowed and disclosed on the Final LE to the lender baseline of [Redacted].  Corrected CD, LOE to borrower, copy of refund check to borrower and proof of mailing is required.

Buyer Comment (2021-11-02): Lender credits were [Redacted] on the final CD. \
																	[Redacted]	[Redacted]		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964103		RCKT2160595	23194087			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___
Reviewer Comment (2021-11-11): Inspection was performed same day as declaration was declared. Clearing at clients request.

Buyer Comment (2021-11-11): Our Guidelines in this scenario with appraisal and disaster inspection effective dates state that if an appraisal was completed on or before and incident start date, a disaster inspection is not required. Moreover, if the disaster was declared on [Redacted], we can infer that the actual event began prior to this date and therefore any potential issues with the property would have been discovered on said date.

Reviewer Comment (2021-10-26): The effective date of the appraisal was the same date as disaster was declared.  FEMA disaster does not have an end date. A post disaster inspection is required for this loan.  This item can be discussed on next calibration call.

Buyer Comment (2021-10-25): The disaster declaration date of [Redacted] matches the effective date of our appraisal on [Redacted]. Said disaster occurred prior to completion of the appraisal so a final inspection would not be required.
																	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964106		RCKT2160607	23193993			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		PITIA of [Redacted] months for loans over [Redacted]. No additional financed properties.				Reviewer Comment (2021-11-01): Added CD from sale of [Redacted] with net proceeds of [Redacted] which closed on [Redacted]. Sufficient funds verified. Buyer Comment (2021-10-28): Please see the attached breakdown of assets used for qualifying, refer to original loan files to support assets.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964106		RCKT2160607	23194562			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.
Buyer Comment (2021-11-01): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

Reviewer Comment (2021-10-29): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Buyer Comment (2021-10-28): Please downgrade to an EV2 so this can be waived.
																	[Redacted]	[Redacted]	11/01/2021	2	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964106		RCKT2160607	23194929			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Assets of [Redacted] is sufficient for Cash to Close from Borrower. The Final CD indicates [Redacted] Cash to Close				Reviewer Comment (2021-11-01): Added CD from sale of [Redacted] with net proceeds of [Redacted] which closed on [Redacted]. Sufficient funds verified. Buyer Comment (2021-10-28): Please see the attached breakdown of assets used for qualifying, refer to original loan files to support assets.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964109		RCKT2160628	23196822			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___					Reviewer Comment (2021-11-01): Cleared. Acceptable Replacement Cost Estimator in file. Buyer Comment (2021-10-31): Please refer to [Redacted] of the loan files, the RCE was provided as part of the original loan images showing cost to rebuild is [Redacted]. Client's dwelling coverage of [Redacted] is sufficient.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964109		RCKT2160628	23204649			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded with the security instrument was not provided in file.				Reviewer Comment (2021-11-01): Requested documentation provided. Cleared. Buyer Comment (2021-10-31): Please see the attached legal description.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964420		RCKT2160001	23098587			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Coverage shortfall in the amount of [Redacted]. No replacement cost estimate in file to support current coverage amount.				Reviewer Comment (2021-10-26): Policy contains verbiage that it includes guaranteed replacement cost. Exception cleared. Buyer Comment (2021-10-25): Please see attached HOI dec page confirming the policy includes replacement cost coverage. Please review to clear this condition. Reviewer Comment (2021-10-12): No additional documentation provided as of this date	[Redacted]	[Redacted]		1	A		NM	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964420		RCKT2160001	23100734			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Appraisal notice in file shows that borrower received copy of appraisal on [Redacted] which is less than [Redacted] prior to close date of [Redacted].				Reviewer Comment (2021-10-12): Appraisal Waiver provided. Exception cleared. Buyer Comment (2021-10-08): Please see attached appraisal delivery waiver. Please review to clear this condition.	[Redacted]	[Redacted]		1	A		NM	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964420		RCKT2160001	23100813			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee, Electronic Document Fee, and Survey Fees all increased on Final Closing Disclosure dated 0[Redacted] more than allowable amount. No evidence of cure provided to borrower was found in file.
Reviewer Comment (2021-10-13): [Redacted] Received Corrected PCCD dated [Redacted].

Buyer Comment (2021-10-12): Please see attached Corrected Corrected PCCD curing the issue.

Reviewer Comment (2021-10-11): [Redacted] received Corrected PCCD with LOE for the Title - Survey fee and Title - E docs fee moved to section C from B. However, PCCD [Redacted] Section B total amount reflects [Redacted] instead of [Redacted]. Provide updated PCCD with correct total amount in section B in order to clear this exception.

Buyer Comment (2021-10-08): Regarding the survey and e-doc fee, the borrower selected an off list service provider so they should have been disclosed in section C and subject to unlimited tolerance. Please see attached redisclosure correcting this. Regarding the recording fee, it was originally disclosed as [Redacted] and was disclosed as [Redacted] on the final CD. This is within [Redacted] tolerance. Please review to clear this condition.
																	[Redacted]	[Redacted]		1	A		NM	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964421		RCKT2160003	23117873			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	On the Closing Disclosure dated [Redacted] The [Redacted] Tax was changed from being paid by Third Party/Lender (Per the Closing Disclosure issued [Redacted]) - to being paid by the borrower. There was no documentation of event that occurred on [Redacted] for [Redacted] increase of Transfer Tax.
Reviewer Comment (2021-11-22): [Redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund check.

Buyer Comment (2021-11-22): proof of delivery attached

Reviewer Comment (2021-11-17): PCCD was provided with [Redacted] cure.  No documentation was provided that borrower received [Redacted] cure.

Buyer Comment (2021-11-17): see attached

Reviewer Comment (2021-11-15): the Change of Circumstance to the borrower was not provided timely.  The Purchase Contract dated [Redacted] indicated the borrower was to pay the Mansion Tax ([Redacted] X [Redacted] = [Redacted]), which is the reason for the increase from [Redacted] as disclosed on the LE to [Redacted] as charged on the final CD.  Therefore, a change of circumstance at the time of closing on [Redacted] is not acceptable since the lender would have been aware of the charge upon receipt of the Purchase Contract.  Exception cannot be cleared.

Buyer Comment (2021-11-12): The purchase agreement confirms the client is responsible for paying the mansion tax, this is why it changed from third party to client paid.  This is the reason for the [Redacted] increase as detailed on the CIC form. Please clear this exception

Reviewer Comment (2021-11-10): [Redacted] received Purchase contract dated [Redacted]; however,  a valid justification is required for increase in Transfer Tax. Please provide a valid COC or cure documents. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2021-11-09): Please see the purchase agreement attached which (17) on [Redacted] confirms the purchaser(our client) is to pay the mansion tax

Reviewer Comment (2021-10-27): The Purchase Contract dated [Redacted] indicated the borrower was to pay the Mansion Tax ([Redacted] X [Redacted] = [Redacted]), which is the reason for the increase from [Redacted] as disclosed on the LE to [Redacted] as charged on the final CD.  Therefore, a change of circumstance at the time of closing on [Redacted] is not acceptable since the lender would have been aware of the charge upon receipt of the Purchase Contract.

Reviewer Comment (2021-10-27): [Redacted]  received COC dated [Redacted] stating " Client paying seller customary fees" is not a valid reason for increasing Transfer Tax. In case if the increased part was paid by the seller provide corrected PCCD,  LOE and Certified Final Settlement Statement or Provide Cure.  Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2021-10-26): Please see the CIC form attached which confirms the increase resulted from a switch to the client paying seller customary fees
																	[Redacted]	[Redacted]		2	B		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964424		RCKT2160040	23112227			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Final Closing Disclosure disclosed Walls in Coverage in Other Escrow.				Buyer Comment (2021-10-10): This is disclosed as a more consumer friendly method as the flood insurance is its own line item making it easier to understand for the borrower. Reviewer Comment (2021-10-05): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.	[Redacted]	[Redacted]	10/10/2021	2	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964426		RCKT2160047	23092644			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The legal description attached to and recorded with the mortgage is missing.				Reviewer Comment (2021-10-28): Cleared. Document found in file. Reviewer Comment (2021-10-28): Cleared. Document was found in the loan file. Buyer Comment (2021-10-27): [Redacted]: See [Redacted] of recorded mortgage.	[Redacted]	[Redacted]		1	A		NY	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964427		RCKT2160048	23135039			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Credit report not documented in file.				Reviewer Comment (2021-10-13): Received required documentation. Cleared. Buyer Comment (2021-10-11): Please see attached Credit Report.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964427		RCKT2160048	23135281			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank [Redacted]): Unable to verify debt obligations using reasonably reliable third-party records.	A Credit Report is not included in the file. Unable to verify debt obligations using reasonably reliable third-party records.				Reviewer Comment (2021-10-13): Received required documentation. Cleared. Buyer Comment (2021-10-11): Please see attached Credit Report.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964427		RCKT2160048	23135282			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank [Redacted]): General Ability-to-Repay requirements not satisfied.	A Credit Report is not included in the file. AUS used to determine FICO utilized.				Reviewer Comment (2021-10-13): Received required documentation. Cleared.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964427		RCKT2160048	23135283			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	A Credit Report is not included in the file.				Reviewer Comment (2021-10-13): Received required documentation. Cleared. Buyer Comment (2021-10-11): Credit report provided on associated condition.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964427		RCKT2160048	23135284			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank [Redacted]): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	A Credit Report is not included in the file.				Reviewer Comment (2021-10-13): Received required documentation. Cleared. Buyer Comment (2021-10-11): Credit report provided on associated condition.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964430		RCKT2160054	23098095			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided						Reviewer Comment (2021-10-13): Received required documentation. Cleared. Buyer Comment (2021-10-11): Please see the attached other rider which is the properties legal description-exhibit A	[Redacted]	[Redacted]		1	A		TN	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964432		RCKT2160060	23118357			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
Reviewer Comment (2021-11-09): Attestation Letter provided from the lender.  Cleared.

Buyer Comment (2021-11-09): See attached attestation letter

Reviewer Comment (2021-11-05): [Redacted] acknowledges the LE dated [Redacted] is not on the borrower's Disclosure Summary Report.  However, since the LE was complete, included in the file and contains the increased mortgage amount reflected on the final CD (not the terms of the preliminary CD dated [Redacted]) an attestation from the lender is required verifying this LE was not provided to the borrower as why it was prepared.

Buyer Comment (2021-11-04): The LE you're referring to was printed but never sent to the client. The evidentiary document I've attached shows that no LE went out after the CD.
																	[Redacted]	[Redacted]		1	A		NY	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964432		RCKT2160060	23128025			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	H-8 Form used when should have used refinance form H-9				Buyer Comment (2021-10-21): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.	[Redacted]	[Redacted]	10/21/2021	2	B		NY	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964433		RCKT2160068	23093540			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The provided paystubs for the borrower's employment at [Redacted] are illegible.				Reviewer Comment (2021-10-13): Legible paystub provided. Exception cleared. Buyer Comment (2021-10-11): Please see the attached copy of a legible paystub for [Redacted].	[Redacted]	[Redacted]		1	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964433		RCKT2160068	23098140			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The personal Representation fee was added in the amount of [Redacted] which was not on the Itemization of Amount Financed.				Reviewer Comment (2021-10-13): Violation due to data input	[Redacted]	[Redacted]		1	A		MA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964434		RCKT2160069	23151447			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	No valid change in circumstance or cure provided.				Reviewer Comment (2021-10-06): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		MD	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964438		RCKT2160078	23116858			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Initial Affiliated Business Arrangement Disclosure in file is not signed by borrower. Subsequent disclosures were signed.				Reviewer Comment (2021-10-13): ABA provided signed within [Redacted]. Exception cleared. Buyer Comment (2021-10-12): Signed Affiliated Business Arrangement Disclosure has been imaged to portal. Please see [Redacted].	[Redacted]	[Redacted]		1	A		HI	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964441		RCKT2160086	23139258			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.
Reviewer Comment (2021-11-01): Offset provided for Processing Fee which Itemization shows was paid by Seller the seller credit.

Buyer Comment (2021-10-28): Please re-review calculation of the QM loan amount. The calc for the QM loan amount should be:

Total Loan Amount - Prepaid Finance Charges - Financed Fees Payable To Affiliates = QM Total Loan Amount.

[Redacted] -  [Redacted] - [Redacted] = [Redacted]

We agree with the amount of QM points and fee's being tested however, we are passing the test as the max allowed per the QM loan amount above is [Redacted]. Please review to clear this condition.
																	[Redacted]	[Redacted]		1	A		LA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964441		RCKT2160086	23139453			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Result of points and fees fail				Reviewer Comment (2021-11-01): Loan is SHQM (APOR). Buyer Comment (2021-10-28): This item was addressed in the QM points and fee's exception	[Redacted]	[Redacted]		1	A		LA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964441		RCKT2160086	23139458			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed to borrower at time of weather event which caused need for second appraisal. Fee was added at time second appraisal was completed. Cure for [Redacted] is required.
Reviewer Comment (2021-11-11): Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD satisfying the exception.

Buyer Comment (2021-11-11): PLease see the attached LOE, [Redacted] shipping label, check copy and corrected CD for this cure

Reviewer Comment (2021-11-03): [Redacted] would still require a cure of [Redacted] in this case as the inspection fee was not disclosed earlier and added at a later stage without any valid change circumstance. [Redacted] tolerance fees are to be considered on individual basis and thus the breakdown of appraisal fee in this case into two different fees is not an acceptable reason. Kindly provide a valid COC or cure documents for the same.

Buyer Comment (2021-11-02): The loan estimate dated [Redacted] includes the [Redacted] inspection fee added to the appraisal fee of [Redacted] for a total of [Redacted] on the LE showing as the appraisal fee. the CD on [Redacted] simply gives the breakdown of [Redacted] appraisal fee and [Redacted] inspection fee which still adds up to the [Redacted] disclosed on [Redacted].

Reviewer Comment (2021-10-29): [Redacted] received a COC dated [Redacted]. However the fees have further added to [Redacted] on [Redacted], for which we do not have a valid COC. Please provide valid changed circumstance on [Redacted] or cure documents.

Buyer Comment (2021-10-29): Please see the attached Re-disclosure history showing the CIC sent on [Redacted] for the [Redacted]. This can be reviewed with the post disaster inspection ([Redacted]) located on [Redacted] in your loan file. FEMA declared a disaster on [Redacted] in the subject area, prompting the need for the inspection.

Reviewer Comment (2021-10-29): [Redacted] further review Second appraisal fee added on CD dated [Redacted] in the amount of [Redacted], file does not contain a valid COC within that time frame for the fee added. Please provide a valid COC with additional information as to why the fee added on CD dated [Redacted] or provide cure documents in order to clear this exception.

Buyer Comment (2021-10-28): Please provide clarity as to what is being referred to by "weather event". If a natural disaster please specify which natural disaster.
																	[Redacted]	[Redacted]		2	B		LA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964444		RCKT2160094	23109962			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The paystubs for [Redacted] for [Redacted] was not provided in the file. Please provide recent paystubs.				Reviewer Comment (2021-10-13): Received required documentation. Cleared. Buyer Comment (2021-10-11): Please see the attached paystub from [Redacted].	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964446		RCKT2160104	23125833			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		Loan was approved with FICO score [Redacted], however the credit report is missing.				Reviewer Comment (2021-10-13): Received required documentation. Cleared.	[Redacted]	[Redacted]		1	A		GA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964446		RCKT2160104	23125939			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank [Redacted]): Unable to verify debt obligations using reasonably reliable third-party records.	Unable to determine credit obligations and history due to missing credit report.				Reviewer Comment (2021-10-13): Received required documentation. Cleared.	[Redacted]	[Redacted]		1	A		GA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964446		RCKT2160104	23125941			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank [Redacted]): General Ability-to-Repay requirements not satisfied.	Unable to determine credit history and obligations due to missing credit report.				Reviewer Comment (2021-10-13): Received required documentation. Cleared.	[Redacted]	[Redacted]		1	A		GA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964446		RCKT2160104	23125942			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Result of missing credit report and verification of debt. Once satisfactory documentation is provided exception will be cleared.				Reviewer Comment (2021-10-13): Received required documentation. Cleared.	[Redacted]	[Redacted]		1	A		GA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964446		RCKT2160104	23125944			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank [Redacted]): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	FACTA Disclosure provided				Reviewer Comment (2021-10-13): Received required documentation. Cleared.	[Redacted]	[Redacted]		1	A		GA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964446		RCKT2160104	23126084			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Credit Report not located in loan file				Reviewer Comment (2021-10-13): Received required documentation. Cleared. Buyer Comment (2021-10-11): Please see attached Credit Report. Please review to clear this and all associated conditions stemming from the missing credit report.	[Redacted]	[Redacted]		1	A		GA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964446		RCKT2160104	23126162			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Disclosure letter provided to lender fees change is acceptable				Reviewer Comment (2021-10-05): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		GA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964446		RCKT2160104	23128901			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The tax verification is missing for property at [Redacted]. The tax verification and the mortgage statement are missing for the property at [Redacted].				Reviewer Comment (2021-10-13): Received required documentation. Cleared. Buyer Comment (2021-10-11): [Redacted] is a Co-Op. As a result the taxes are paid with the Co-Op Dues. These and the HOI is attached. Also attached are the taxes for [Redacted]. Please review to clear this condition.	[Redacted]	[Redacted]		1	A		GA	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964459		RCKT2160154	23134106			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	A verbal verification of employment dated within [Redacted] of the Note was not provided for the borrower's employment with [Redacted]. The verbal verification of employment with the source used as [Redacted] was dated [Redacted] and the Note date was [Redacted].				Reviewer Comment (2021-10-13): Received required documentation. Cleared. Buyer Comment (2021-10-11): Please see the attached [Redacted] document dated for [Redacted] confirming the clients active employment	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964462		RCKT2160169	23134584			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Appraisal Notice letter confirms online reciept on [Redacted] which was not [Redacted] prior to closing on [Redacted].				Reviewer Comment (2021-10-13): Appraisal Delivery Waiver letter received to confirm exception can be cleared Buyer Comment (2021-10-09): See attached appraisal delivery waiver and review to clear condition.	[Redacted]	[Redacted]		1	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964463		RCKT2160178	23136508			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The closing verbal verification of employment with [Redacted] for [Redacted] within [Redacted] of closing was not found in the file. The most recent one is dated [Redacted] and loan closed on [Redacted].				Reviewer Comment (2021-10-13): Received required documentation. Cleared. Buyer Comment (2021-10-11): Please see attached VVOE completed [Redacted] confirming the borrower is active with the employer. Per previous calibration it was determined as long as there was a VOE prior to close, a post close voe will remedy the issue.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964465		RCKT2160189	23127965			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	[Redacted]. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.	-	File is missing Letter of Explanation for [Redacted]. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application?				Reviewer Comment (2021-10-14): Documentation provided. Exception cleared. Buyer Comment (2021-10-12): Attached is the clients original response to our request for documentation related to the cosigned debt. This indicates they are unaware of any cosigned debt noted on their application. In these scenarios with the explanation provided we move forward based on a determination the declaration was marked yes because of misinterpretation or misunderstanding by the client but in any case, no co signed debt exists.	[Redacted]	[Redacted]		1	A		NC	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964466		RCKT2160191	23125296			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Final CD reflects [Redacted] in HOA fees per year; however, appraisal indicates [Redacted] for HOA fees and no other documentation has been provided regarding HOA fees for property.				Reviewer Comment (2021-10-14): [Redacted] received PCCD and LOE; exception is cured. Buyer Comment (2021-10-13): Please see attached client package with UPS label, client letter and PCCD and review to clear condition.	[Redacted]	[Redacted]		2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964468		RCKT2160194	23127022			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded with the security instrument was not provided in file.				Reviewer Comment (2021-10-13): Received DOT with legal description and updated in security instrument. Exception is cleared. Buyer Comment (2021-10-09): Please see attached recorded DOT with legal and review to clear condition.	[Redacted]	[Redacted]		1	A		MN	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964468		RCKT2160194	23127186			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Letter indicating appraisal fee change located in file, indicating borrower notified; Fee increase due to complexity of subject property				Reviewer Comment (2021-10-05): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		MN	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964469		RCKT2160196	23126742			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form [Redacted] was not provided.	-	Appraisal is marked as subject to [Redacted] was not provided in loan file.				Reviewer Comment (2021-10-11): Pest Inspection provided. Exception cleared Buyer Comment (2021-10-08): The appraisal was marked subject to a pest inspection. Please see attached pest inspection	[Redacted]	[Redacted]		1	A		AZ	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964469		RCKT2160196	23129460			Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Homeowners insurance did not have mortgagee updated.				Reviewer Comment (2021-10-11): Documentation provided. Exception cleared Buyer Comment (2021-10-08): Please see attached Dec Page	[Redacted]	[Redacted]		1	A		AZ	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964470		RCKT2160197	23125389			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	No document to verify receipt of the appraisal in the file.				Reviewer Comment (2021-10-13): Received required documentation. Cleared. Buyer Comment (2021-10-10): Please see attached proof of appraisal delivery.	[Redacted]	[Redacted]		1	A		WA	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964472		RCKT2160200	23133491			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Hazard Insurance Policy Expiration Date [Redacted], Note Date [Redacted]				Reviewer Comment (2021-10-18): Policy to new policy term provided. Exception cleared. Buyer Comment (2021-10-15): Please see attached renewal policy and review to update condition.	[Redacted]	[Redacted]		1	A		NC	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964475		RCKT2160206	23136711			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	One month [Redacted} statement uploaded for [Redacted] twice, need [Redacted] statement				Reviewer Comment (2021-10-21): D1C received and associated, clarity updated. Exception cleared Buyer Comment (2021-10-19): Please see the attached [Redacted] asset report covering dates [Redacted] through [Redacted] for the [Redacted].	[Redacted]	[Redacted]		1	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964475		RCKT2160206	23137163			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Fee changed without a valid change of circumstances				Reviewer Comment (2021-10-06): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		AZ	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964475		RCKT2160206	23151644			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	VVOE provided does not disclose source used to obtain phone number/ address of employer.				Reviewer Comment (2021-10-21): LOS printout provided indicating number was verified via [Redacted] provided. Exception cleared. Buyer Comment (2021-10-20): Please see the attached screen shot from our verification of employment tracking item that confirms the source as [Redacted] for this VOE	[Redacted]	[Redacted]		1	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964482		RCKT2160221	23136249			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Title Amend fee was not included in lender's finance charge. Fee should have been included calculation				Reviewer Comment (2021-10-27): [Redacted] received clarification of fee is for the owner's title policy and not lender required amendment to lender title policy. Buyer Comment (2021-10-26): This should not be considered a finance charge. It is correctly disclosed in Section H as a borrower selected service. Please see attached from the title company's brochure explaining what this is and that it is a borrower elected service. Please review to clear this condition.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964484		RCKT2160226	23128344			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Year [Redacted] W-2s are required from previous employer City of [Redacted].				Reviewer Comment (2021-10-21): [Redacted] W-2 from previous employer provided. Exception provided. Buyer Comment (2021-10-20): Please see the attached [Redacted] W2 from [Redacted].	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964485		RCKT2160227	23130199			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	HOA dues are [Redacted] annually per appraisal.				Reviewer Comment (2021-10-14): Received required documentation. Cleared. Buyer Comment (2021-10-13): Please see attached client package and review to clear condition.	[Redacted]	[Redacted]		1	A		AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964486		RCKT2160230	23132421			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.		Per Policy in file, coverage is insufficient. File is missing Replacement Cost Estimator.				Reviewer Comment (2021-10-28): Cleared. Replacement cost is supported. Buyer Comment (2021-10-27): Please see on [Redacted] where the replacement cost is confirmed to be the dwelling coverage amount of [Redacted]. Please review to clear this condition.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964486		RCKT2160230	23132938			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing mortgage statement, insurance and tax verification for REO [Redacted]				Reviewer Comment (2021-10-28): Cleared. Mortgage statement in file. Used [Redacted] 1040's for proof of taxes and insurance. Verification of HOA dues provided. Buyer Comment (2021-10-27): Please see attached for the HOA dues for this property. Regarding taxes and insurance, We used the amount on the [Redacted] 1040's for HOI and Taxes- grossed up and added that to HOA dues provided by client ([Redacted] + [Redacted]) x [Redacted] = [Redacted] [Redacted] / [Redacted] = [Redacted] month taxes and hoi HOA was [Redacted] + [Redacted] = [Redacted]	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964488		RCKT2160243	23132942			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.
The calculated reserves were only verified in the amount of [Redacted] versus [Redacted] PITI in the amount of [Redacted] per the lender's guidelines.  The assets verified are as follows:  [Redacted] checking [Redacted] (Balance of [Redacted] - [Redacted] EMD wire after the date of the [Redacted} statement), [Redacted] IRA [Redacted] ([Redacted] X [Redacted]) + [Redacted] IRA [Redacted] (Balance of [Redacted] X [Redacted]) + [Redacted] EMD for a total of [Redacted].  Funds to close were required in the amount of [Redacted]  ([Redacted] at close + [Redacted] EMD).  [Redacted] total assets - [Redacted] funds to close leaves reserves short by [Redacted].

Reviewer Comment (2021-10-26): Cleared.  Verified [Redacted] [Redacted] reflected Cash/Money accounts of [Redacted] which can be used at [Redacted] of value.

Buyer Comment (2021-10-25): The [Redacted] account ending in [Redacted] is not an IRA account and therefore the ending balance of [Redacted] is not subject to a max valuation of [Redacted]. This is a brokerage account with [Redacted] of the balance qualifying as liquid cash and the remaining [Redacted] being equities (stocks). both of which can be used at [Redacted] of the ending value for reserves. The details of this account can be viewed in your loan file on [Redacted] through [Redacted]. Reserve requirement has been exceeded by over [Redacted].
																	[Redacted]	[Redacted]		1	A		ID	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964489		RCKT2160244	23159694			Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		An explanation should have been obtained for the borrower's paystub, W2's and Driver's License all reflecting his previous address at [Redacted] when the borrower has been at the subject for just under [Redacted] per the loan application and other documentation in the file on this owner occupied refinance loan. There is an explanation in the file indicating the borrower lived with family at [Redacted] from [Redacted] to [Redacted] which also does not correlate to the loan application. The Deed in the file for the subject indicates the property was conveyed to the borrower [Redacted].				Reviewer Comment (2021-10-13): Explanation in file. Buyer Comment (2021-10-12): This clients occupancy as listed on their loan application/address history is supported based on our underwriting review and loan processing requirements. A letter of explanation for an address discrepancy on some client provided documentation would not be requested or required per guidelines. Please remove this exception.	[Redacted]	[Redacted]		1	A		UT	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964490		RCKT2160246	23129452			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2021-10-26): Received required documentation. Cleared. Buyer Comment (2021-10-25): Please see attached dec page. Reviewer Comment (2021-10-13): Copy of hazard insurance policy not provided.	[Redacted]	[Redacted]		1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964490		RCKT2160246	23159953			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The disclosure provided at the time of application [Redacted] was not executed. The disclosure was not executed until the disclosure that was dated [Redacted]. It cannot be determined when the borrower received the initial ABA.				Reviewer Comment (2021-10-13): Received required documentation. Cleared. Buyer Comment (2021-10-11): Please see attached E-Signed ABA. Please review to clear this condition.	[Redacted]	[Redacted]		1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964492		RCKT2160256	23134192			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Year 1 property costs were calculated using HOA fees of [Redacted]/annually, or [Redacted]/monthly, but the origination Underwriter used [Redacted]/monthly for their calculation.				Reviewer Comment (2021-10-12): [Redacted] received PCCD and LOE; exception is cured. Buyer Comment (2021-10-11): Please see attached redisclosure package correcting the issue. Please review to clear this condition.	[Redacted]	[Redacted]		2	B		TN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964492		RCKT2160256	23161753			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Cover letter was provided on [Redacted]. No confirmation that appraisal was submitted to borrower online was provided.				Reviewer Comment (2021-10-13): Received required documentation. Cleared. Buyer Comment (2021-10-11): Please see attached appraisal delivery waiver. Please review to clear this condition.	[Redacted]	[Redacted]		1	A		TN	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964493		RCKT2160265	23137401			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	The Ten Percent Fee Tolerance was exceeded. Title fees in Section B which borrower did not shop for increased from [Redacted] to [Redacted]. A cure in the amount of [Redacted] was missing.				Reviewer Comment (2021-10-12): "[Redacted] received valid PCCD and LOE to clear the exception. Buyer Comment (2021-10-11): Please see attached redisclosure package curing the issue. These fees have been moved to section C as the borrower selected and off list service provider.	[Redacted]	[Redacted]		1	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964500		RCKT2160276	23183586			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Per the Hazard Policy in file there is a coverage shortfall of [Redacted]. There is no Replacement Cost Estimator in the file.				Reviewer Comment (2021-10-21): Documentation provided verifying [Redacted] replacement cost provided. Exception cleared. Buyer Comment (2021-10-20): Please see the attached letter from the insurance agent regarding the replacement cost on the policy.	[Redacted]	[Redacted]		1	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964500		RCKT2160276	23183600			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The Title Commitment Policy Amount of [Redacted] is less than the Note amount of [Redacted] based on the Commitment in file.				Reviewer Comment (2021-11-01): Requested documentation received. Cleared. Buyer Comment (2021-10-28): Please see the attached title policy. Reviewer Comment (2021-10-21): No documentation received as of this date.	[Redacted]	[Redacted]		1	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964500		RCKT2160276	23188141			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The VVOE provided in file dated [Redacted] does not include the required "Source used to obtain Phone# / Address".				Reviewer Comment (2021-10-21): Employer verification of telephone number provided. Exception cleared. Buyer Comment (2021-10-20): Please see the attached [Redacted] search showing [Redacted] search of phone number on VOE form results in employer name.	[Redacted]	[Redacted]		1	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964503		RCKT2160290	23139448			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Missing coborrower's signature.				Reviewer Comment (2021-10-14): Documentation provided. Exception cleared. Buyer Comment (2021-10-12): Please see attached E-Signed ABA	[Redacted]	[Redacted]		1	A		IL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964503		RCKT2160290	23139450			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The final CD disclosed the Amount of Total Property Costs over Year 1 as [Redacted] on [Redacted]; however the annual taxes ([Redacted]) and homeowners insurance ([Redacted]) total are [Redacted] per year. Final CD reflects Estimated Taxes, Insurance & Assessments of [Redacted] monthly, correct amount is [Redacted]. Provide a post-close CD correcting on [Redacted] and Estimated Taxes, Insurance & Assessments on [Redacted]; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2021-10-13): [Redacted] received PCCD and LOE; exception is cured. Buyer Comment (2021-10-12): Please see attached redisclosure package curing the issue.	[Redacted]	[Redacted]		2	B		IL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964505		RCKT2160292	23139982			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	The Appraisal was delivered on [Redacted] which is less than [Redacted] of consummation. An Appraisal Waiver Delivery was not provided for review.				Reviewer Comment (2021-10-13): Received Appraisal Wavier and reviewed. Exception cleared. Buyer Comment (2021-10-09): Please see attached appraisal delivery waiver and review to clear condition.	[Redacted]	[Redacted]		1	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964506		RCKT2160296	23139540			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		A copy of the credit report utilized was not provided in the loan file.				Reviewer Comment (2021-10-11): Credit report provided. Exception cleared Buyer Comment (2021-10-08): Please see attached credit report. Please clear this and all associated waterfall conditions.	[Redacted]	[Redacted]		1	A		NC	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964506		RCKT2160296	23139614			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank [Redacted]): Unable to verify debt obligations using reasonably reliable third-party records.	Unable to determine due to the missing credit report.				Reviewer Comment (2021-10-11): Credit Report provided. Exception cleared.	[Redacted]	[Redacted]		1	A		NC	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964506		RCKT2160296	23139615			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank [Redacted]): General Ability-to-Repay requirements not satisfied.	Unable to determine due to the missing credit report.				Reviewer Comment (2021-10-11): Credit Report provided. Exception cleared.	[Redacted]	[Redacted]		1	A		NC	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964506		RCKT2160296	23139616			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	A credit report was not provided to show Ability to Repay.				Reviewer Comment (2021-10-11): Credit Report provided. Exception cleared.	[Redacted]	[Redacted]		1	A		NC	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964506		RCKT2160296	23139620			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank [Redacted]): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	A copy of the credit report utilized was not provided in the loan file.				Reviewer Comment (2021-10-11): Credit Report provided. Exception cleared.	[Redacted]	[Redacted]		1	A		NC	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964506		RCKT2160296	23139621			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank [Redacted]): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	A copy of the credit report utilized was not provided in the loan file.				Reviewer Comment (2021-10-11): Credit Report provided. Exception cleared.	[Redacted]	[Redacted]		1	A		NC	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964508		RCKT2160298	23159071			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Hazard insurance expires on [Redacted] which is less than [Redacted] from the Note date of [Redacted].				Reviewer Comment (2021-10-14): Updated declarations page has been provided showing the policy renewed and increase in coverage to satisfy the exception. Buyer Comment (2021-10-12): Please see the attached current HOI Dec page	[Redacted]	[Redacted]		1	A		CT	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964508		RCKT2160298	23159153			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.
Lender's Title Insurance increased from [Redacted] to [Redacted] without a valid Change of Circumstance.  A Change of Circumstance was provided for the increase of the loan amount on [Redacted] and the fee for the Lender's Title Insurance increased to [Redacted].  On the Closing Disclosure issued on [Redacted], the Title-Lenders Title Policy was reflected as [Redacted] paid by the borrower and [Redacted] paid by the lender.  The final Closing Disclosure reflected the Title-Lenders Title Policy charged to the borrower of [Redacted].  Although there would have been a satisfactory change of circumstance for the increase to [Redacted], the preliminary Closing Disclosure still reflected the borrower paid portion as [Redacted].  A tolerance cure is required in the amount of [Redacted] for this zero tolerance fee.
																Reviewer Comment (2021-11-03): [Redacted] received PCCD, LOE, Refund Check and mailing proof. Buyer Comment (2021-11-01): Please see attached Reviewer Comment (2021-10-14): No documentation provided for this exception as of this date.	[Redacted]	[Redacted]		2	B		CT	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964508		RCKT2160298	23165746			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	A copy of the mortgage statement with [Redacted] for the property at [Redacted] evidencing a total payment of [Redacted] including taxes and insurance as used in qualifying was not provided.				Reviewer Comment (2021-10-14): Statement provided for mentioned property, satisfying the exception. Buyer Comment (2021-10-12): Please see the attached mortgage statement for [Redacted] Acct ending [Redacted]	[Redacted]	[Redacted]		1	A		CT	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964508		RCKT2160298	23602108			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The subject property is in a location that has been infected with FEMA Disaster - [Redacted] with a declaration date of [Redacted]. The subject appraisal effective date is [Redacted] which is prior to the disaster declaration date.				Reviewer Comment (2021-11-11): Post disaster Inspection was provided. Exception cleraed. Buyer Comment (2021-11-11): please see attached	[Redacted]	[Redacted]		1	A		CT	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964513		RCKT2160317	23152768			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Change of circumstance for increased tax service fee occurred on [Redacted] however, fee increase was not disclosed to borrower until [Redacted]. Cure for [Redacted] is required as fee was not timely disclosed.				Reviewer Comment (2021-10-27): Change in circumstance provided. Exception cleared. Buyer Comment (2021-10-26): Attached you will find a copy of the Re-disclosure/CIC History showing the loan amount change on [Redacted]. Amount went from [Redacted] to [Redacted]. With our tax service fee (life of loan) charge, the baseline loan amount that keeps the fee static is up to [Redacted], each time the loan amount goes [Redacted] above the baseline amount the fee increases by [Redacted]. This is our process for higher balance loans.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964515		RCKT2160321	23153336			Compliance	Compliance	State Compliance	State Defect	[Redacted}a Home Loan (Complaint Agency Disclosure Not Provided)	[Redacted] Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	State disclosure was not found in file.				Reviewer Comment (2021-10-22): Cleared. Disclosure contained in the Broker Agreement. Buyer Comment (2021-10-21): Please see the attached page from the mortgage broker fee agreement that shows verbiage covering this exception.	[Redacted]	[Redacted]		1	A		SC	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964516		RCKT2160322	23152151			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.						Reviewer Comment (2021-10-13): Received renewal HOI and updated. Exception cleared Buyer Comment (2021-10-09): See attached HOI renewal and review to clear condition.	[Redacted]	[Redacted]		1	A		OR	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964518		RCKT2160325	23148111			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.		The hazard coverage is less than the loan amount and the file does not contain a replacement cost estimator or extended coverage.				Reviewer Comment (2021-10-13): Received required documentation. Cleared. Buyer Comment (2021-10-10): Please see attached screenshots showing the HOI policy includes guaranteed replacement cost with Coverage A Plus.	[Redacted]	[Redacted]		1	A		NC	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964520		RCKT2160328	23157548			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	The Hazard Policy provided reflects Dwelling Coverage of [Redacted] and Extended Coverage of [Redacted] - [Redacted] - for a total of [Redacted] coverage. The policy document does not include a Replacement Cost Estimate, and the coverage in the policy is indicated as 'Actual Cash Value'. The total coverage is insufficient for the loan amount of [Redacted]. A satisfactory Replacement Cost Estimate is required.				Reviewer Comment (2021-10-13): Received required documentation. Cleared. Buyer Comment (2021-10-10): This property is in [Redacted]. Please see attahed [Redacted] Statute 626.9541. HOI companies are not allowed to provide RCE's or ammend the verbiage on their documentation to reflect it. Please review to clear this condition.	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964521		RCKT2160336	23154151			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Commitment in file reflects coverage of [Redacted] versus the note amount of [Redacted]. The Final Title Policy was not provided.				Reviewer Comment (2021-10-18): Corrected title commitment provided. Exception cleared. Buyer Comment (2021-10-15): See attached updated title and review to clear condition.	[Redacted]	[Redacted]		1	A		WA	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964523		RCKT2160342	23162693			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The borrower's income was calculated at [Redacted] versus [Redacted]. Per the Employment Contract , the borrower's annual salary and the paystub supports this at [Redacted] semi-monthly. this increased the DTI to [Redacted] which is above the lender's guidelines of [Redacted].				Reviewer Comment (2021-11-12): Exception cleared- The student loan with Citizens has much lower actual payment which makes the DTI in line, DTI dropped below [Redacted]. Statement , final 1003 attached and updated. Buyer Comment (2021-11-11): The client provided a statement for his student loan with [Redacted]. Initially, we qualified him with [Redacted] of the balance because the payment was reporting as [Redacted]. However, his actual payment is much lower. Once we entered in his actual payment, DTI dropped below [Redacted]. Attached is the statement, the new findings, and the new 1003.	[Redacted]	[Redacted]		1	A		DC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964523		RCKT2160342	23162973			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	This is due to the calculated DTI being above the [Redacted] lender guideline.				Reviewer Comment (2021-11-15): Cleared Buyer Comment (2021-11-12): DTI has been corrected. Please clear exception.	[Redacted]	[Redacted]		1	A		DC	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964523		RCKT2160342	23162974			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [Redacted] and based on 1026.43(e) of [Redacted] moderately exceed the guideline maximum of [Redacted]. (DTI Exception is eligible to be regraded with compensating factors.)	This is due to the calculated DTI being above the [Redacted] lender guideline.				Reviewer Comment (2021-11-12): Cleared- DTI is in line.	[Redacted]	[Redacted]		1	A		DC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964523		RCKT2160342	23162975			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	This is due to the calculated DTI being above the [Redacted] lender guideline.				Reviewer Comment (2021-11-15): Cleared Buyer Comment (2021-11-12): DTI issue has been resolved. Please clear.	[Redacted]	[Redacted]		1	A		DC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964523		RCKT2160342	23175007			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Assets were only verified in the amount of [Redacted] and [Redacted] reserves were required in the amount of [Redacted]. Total assets were verified in the amount of [Redacted]. [Redacted] of the balances were utilized for the 3 IRS/Stock/Mutual Fund accounts. In addition [Redacted] was excluded from the balance for the open [Redacted] excluded by lender as indicated on the AUS and FNMA Transmittal. This leaves reserves short by [Redacted].
Reviewer Comment (2021-11-22): Revised [Redacted] statement shows lower balance and confirms sufficient reserves

Buyer Comment (2021-11-22): See attached pre-close statement dated [Redacted]. With balance backed out of assets, DTI remains below [Redacted] and there are enough assets for reserves.

Reviewer Comment (2021-11-12): Assets were only verified in the amount of [Redacted] and [Redacted] reserves were required in the amount of [Redacted].
Total assets were verified [Redacted]
[Redacted] of the balances were utilized for the 3 IRS/Stock/Mutual Fund accounts. In addition [Redacted] was excluded from the balance for the open [Redacted] account [Redacted] excluded by lender. This leaves reserves /short by [Redacted]
Requirement- 1 statement after [Redacted].
hence required additional asset to meet reserves requirement.

Buyer Comment (2021-11-11): Please see attached [Redacted] statement. This should cover the rest of the assets needed.

Reviewer Comment (2021-10-26): Using [Redacted] of the Stock/Mutual Fund accounts results in the Qualifying Balance in the amount of [Redacted].  This leaves reserves short by [Redacted].  Based on the balances reflected on the AUS, the difference is due to the exclusion of the [Redacted] from the [Redacted] checking account for the [Redacted] account excluded at closing due to sufficient reserves.  Although the credit report indicates Authorized User under the Credit Grantor section, the ECOA code on the credit report reflects J-1 versus 3 which indicates the borrower is the primary user.  Not the 1008 indicates that account ([Redacted]) was "excluded - assets available to cover balance"

Buyer Comment (2021-10-26): Exception is invalid. [Redacted] of qualifying balance for assets only applies to IRAs and other retirement accounts. [Redacted] qualified balance was applied to the [Redacted] IRA, however, it was not required for the accounts with [Redacted] and [Redacted].
																	[Redacted]	[Redacted]		1	A		DC	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964527		RCKT2160434	23170766			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The Title Commitment reflects the previous mortgage originator as [Redacted]. Version H-8 of the Notice of Right to Cancel is in file and was used for this transaction. Version H-9 is the applicable version of this form to use for same lender to lender refinances.				Buyer Comment (2021-10-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.	[Redacted]	[Redacted]	10/20/2021	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964528		RCKT2160438	23165640			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.				Buyer Comment (2021-10-21): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.	[Redacted]	[Redacted]	10/21/2021	2	B		CT	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964531		RCKT2160449	23168583			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		The credit report was missing from the file.				Reviewer Comment (2021-10-21): Cleared. Requested documentation received. Buyer Comment (2021-10-19): Please see the attached copy of the clients credit report	[Redacted]	[Redacted]		1	A		WA	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964535		RCKT2160453	23174505			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Erroneous: This has been cleared but the remove function on the Compliance tab is not working.				Reviewer Comment (2021-10-08): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964535		RCKT2160453	23174506			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Erroneous: This has been cleared but the remove function on the Compliance tab is not working.				Reviewer Comment (2021-10-08): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964535		RCKT2160453	23174507			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Erroneous: This has been cleared but the remove function on the Compliance tab is not working.				Reviewer Comment (2021-10-08): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964536		RCKT2160456	23171411			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	File is missing evidence that Valuation report was provided to the borrower within [Redacted] of consummation.				Reviewer Comment (2021-10-22): Wavier in provided. Exception cleared. Buyer Comment (2021-10-22): Please see the attached appraisal delivery waiver.	[Redacted]	[Redacted]		1	A		VA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964536		RCKT2160456	23171435			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	File is missing valid change in circumstance for Closing Protection Letter fee and no cure was provided to borrower.				Reviewer Comment (2021-10-25): Fee was paid by Third Party and not required to be included in tolerance Buyer Comment (2021-10-22): Please see the attached closing disclosure addendum showing this fee was not paid by the client. Reviewer Comment (2021-10-22): Documentation not yet provided as of this date.	[Redacted]	[Redacted]		1	A		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964536		RCKT2160456	23189731			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	VVOE provided does not show source of employer's phone number/address.				Reviewer Comment (2021-10-22): [Redacted] provided. Exception cleared. Buyer Comment (2021-10-22): Please see the attached screenshot showing [Redacted] search of phone number used [Redacted] for VOE is tied to the employer.	[Redacted]	[Redacted]		1	A		VA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964536		RCKT2160456	23455528			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	The Recording Fees increased from [Redacted] to [Redacted] and the Title - Closing Protection Letter was moved from Section C to B on the final Closing Closing causing a tolerance cure required in the amount of [Redacted]. Since the fee was not added until closing and was placed in Section B, a tolerance cure would be required even though the fee was paid by the seller.				Reviewer Comment (2021-10-25): Upon further review, the fee was paid by a thrid party exception is cleared.	[Redacted]	[Redacted]		1	A		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964538		RCKT2160462	23176797			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Current HOI monthly premium for subject is [Redacted]. Total costs over one year is [Redacted] versus [Redacted]. PCCD along with proof of borrower's receipt was not provided.
Reviewer Comment (2021-11-01): [Redacted] received Corrected Cd and LOX.

Buyer Comment (2021-10-29): Please see the attached PCCD and proof of delivery to client.

Reviewer Comment (2021-10-27): Hazard insurance premium increased to [Redacted] on [Redacted].  Premium of [Redacted] was reflected on the customer account summary dated [Redacted].  Current HOI monthly premium for subject is [Redacted]. Total costs over one year is [Redacted] versus [Redacted]. PCCD along with proof of borrower's receipt was not provided.

Buyer Comment (2021-10-26): Estimated property costs over year 1 of [Redacted] is correct based on annual HOI amount of [Redacted] and annual taxes of [Redacted]. Please review to clear.
																	[Redacted]	[Redacted]		2	B		MT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964539		RCKT2160463	23171877			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2021-10-28): Requested documentation received. Cleared. Buyer Comment (2021-10-27): Please see the attached post disaster inspection.	[Redacted]	[Redacted]		1	A		PA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964539		RCKT2160463	23171972			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-11-03): Updated Final title & attached the doc in Clarity. Buyer Comment (2021-11-02): PLease see the corrected policy showing the [Redacted] coverage Reviewer Comment (2021-11-02): The Final Title Policy reflects the coverage as [Redacted] versus the note amount of [Redacted]. Exception cannot be cleared. Buyer Comment (2021-11-01): Please see the attached final title policy	[Redacted]	[Redacted]		1	A		PA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964539		RCKT2160463	23172034			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [Redacted] of the Note Date or is already expired.		Hazard policy in file has expired.				Reviewer Comment (2021-10-26): Received required documentation. Cleared. Buyer Comment (2021-10-25): Please see the attached policy renewal information	[Redacted]	[Redacted]		1	A		PA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964539		RCKT2160463	23172106			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-11-03): Updated Final title & attached the doc in Clarity. Buyer Comment (2021-11-02): Correct policy uploaded Reviewer Comment (2021-11-02): The Final Title Policy uploaded on [Redacted] reflects the coverage amount of [Redacted] versus the note amount of [Redacted]. Item 4 also indicates the incorrect mortgage amount. Buyer Comment (2021-11-01): Correct final title has been uploaded for your review	[Redacted]	[Redacted]		1	A		PA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964539		RCKT2160463	23172597			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Fee Amount of [Redacted] for loan discount points increased to [Redacted] on Final Closing Disclosure. No documented valid Change of Circumstance in file, and Insufficient or no cure was provided to the borrower. Re-disclosure summary in file shows Loan Amount increase on [Redacted] however no Loan Estimate or Closing Disclosure showing the change was delivered to borrower within [Redacted].
Reviewer Comment (2021-11-05): [Redacted] reviewed [Redacted] VCC.

Reviewer Comment (2021-11-02): [Redacted] agree but the baseline reflects Loan Discount increased [Redacted] from [Redacted] and cure required in the amount of [Redacted]. Also, we have a COC dated [Redacted] is present in file and indicates Loan amount change [Redacted] to [Redacted] and Loan Points increased [Redacted] to [Redacted] same as reflected in CD dated [Redacted], but the CD dated [Redacted] not within that time frame from the COC dated [Redacted]. Provide any missing CD to associate with the changed circumstance dated [Redacted] or provide changed circumstance for the final CD dated [Redacted] or cure is required in order to clear this exception.

Buyer Comment (2021-11-01): If our Baseline for the loan discount fee is [Redacted] as disclosed on [Redacted],then a reduction to the Final loan discount to [Redacted] and then [Redacted] does not exceed the [Redacted] used for the tolerance test. A CIC would not be required as the client paid less than the Loan estimate Baseline amount.

Reviewer Comment (2021-11-01): [Redacted] - Discount points reduced from [Redacted] on LE dated [Redacted] to [Redacted] on CD dated [Redacted]. A COC was not found for increase back to [Redacted] on [Redacted] CD. Please provide a valid COC for increase in discount points on [Redacted] CD or cure documents.

Buyer Comment (2021-10-29): Please see the attached re-disclosure history. Our loan estimate dated for [Redacted] shows the loan discount fee as [Redacted]. Then on or about [Redacted] our LTV increased and re-baselined the loan discount fee to [Redacted] (LE dated [Redacted]).  From this point on the new baseline is the [Redacted]. The initial CD dated for [Redacted] shows the loan discount fee was reduced to [Redacted] and the final CD shows the [Redacted] which is still below our baseline of [Redacted] from [Redacted]. A re-disclosure and cure would not be required for the fee increase on [Redacted] as tolerance was not exceeded from the previously disclosed new baseline on [Redacted].
																	[Redacted]	[Redacted]		1	A		PA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964541		RCKT2160467	23171623			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.				Buyer Comment (2021-10-26): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.	[Redacted]	[Redacted]	10/26/2021	2	B		CT	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964549		RCKT2160491	23196582			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Final Closing Disclosure Section C reflects HOA related fees that total [Redacted] that did not appear on any previous disclosures. The fees are labeled Transfer Fee and Working Capital. No Lender Credit / Cure was provided.
Reviewer Comment (2021-11-10): [Redacted] received corrected PCCD with LOE for the HOA/Condo Questionnaire (Working Capital fee) moved from Section B to Section H and fee is not bound by a tolerance.

Reviewer Comment (2021-11-10): .

Buyer Comment (2021-11-09): see attached

Reviewer Comment (2021-11-03): In order for a third party fee to be considered shoppable and eligible to be either a [Redacted] or no-tolerance fee, it needs to be listed on the final LE. [Redacted] is unable to determine from the file whether the lender or title company requried the working capital fee and transfer fee as it was not disclosed on any LE and directly added to CD dated [Redacted].  If the lender required these two fees then a cure is due to the borrower.  If the borrower-chosen service provider further outsourced the fees, an attestation or comment on exception from the seller is needed.  The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.  Else, kindly provide a corrected PCCD reflecting these two fees under Section H.

Buyer Comment (2021-11-02): Fees shopped for by the borrower are not subject to tolerance.
																	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964551		RCKT2160494	23175064			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Legible settlement statement to support net equity to borrower for sale of [Redacted] was not provided.
Reviewer Comment (2021-11-08): Executed settlement statement provided.  Exception cleared.

Reviewer Comment (2021-11-04): [Redacted] received a Property History Report indicating the property in question did in fact sell.  However, the borrower needs the majority of the funds reflected on the Preliminary Settlement Statement in order to have sufficient funds to close on this transaction + sufficient reserves.  A closing statement for the sale of [Redacted] is required that does not identify it as a "preliminary" statement.

Reviewer Comment (2021-10-28): Settlement statement received for [Redacted] was marked Preliminary.  Please provide a final Settlement Statement.
																	[Redacted]	[Redacted]		1	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964551		RCKT2160494	23175083			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	VVOE in file does not disclose source of employer's phone number/address.				Reviewer Comment (2021-10-28): Requested documentation received. Cleared.	[Redacted]	[Redacted]		1	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964551		RCKT2160494	23199172			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___					Reviewer Comment (2021-10-28): Cleared. Replacement Cost Estimator is in file. Buyer Comment (2021-10-27): RCE is on [Redacted] [Redacted] showing replacement cost of [Redacted], please clear this condition.	[Redacted]	[Redacted]		1	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964551		RCKT2160494	23199186			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	VVOE provided in file does not disclose source of employer's phone number/ address.				Reviewer Comment (2021-11-04): Screenshot from lender's LOS system indicates the source of the telephone number as [Redacted]. Exception cleared. Buyer Comment (2021-11-03): [Redacted]: Please se the snippet provided on [Redacted]. The Snippet shows that [Redacted] was the source of the phone number on the screenshot. Once again please fully review prior submission. Reviewer Comment (2021-10-28): Requested documentation not yet received.	[Redacted]	[Redacted]		1	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964551		RCKT2160494	23630312			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Assets	General QM: Unable to verify assets using reasonably reliable third-party records.					Reviewer Comment (2021-11-08): Closing statement from sale of REO provided. Exception cleared.	[Redacted]	[Redacted]		1	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964551		RCKT2160494	23630357			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	General QM: Unable to verify assets using reasonably reliable third-party records. (Equity from sale of property/Equity On Sold Property)				Reviewer Comment (2021-11-08): Closing statement from sale of REO provided. Exception cleared.	[Redacted]	[Redacted]		1	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964552		RCKT2160495	23175091			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Final Title Policy Coverage is less than Original Loan Amount, short by [Redacted].				Reviewer Comment (2021-10-28): Requested documentation received. Cleared. Buyer Comment (2021-10-27): Please see the attached final title policy with the coverage matching the note.	[Redacted]	[Redacted]		1	A		MD	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964552		RCKT2160495	23175310			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	HOI coverage is insufficient by [Redacted]. Provide updated policy reflecting minimum coverage of [Redacted] OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2021-10-28): Cleared. Replacement Cost Estimator in file.	[Redacted]	[Redacted]		1	A		MD	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964552		RCKT2160495	23176256			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	[Redacted]. Have you or will you be applying for any new credit (e.g., installment loan, credit card, etc.) on or before closing this loan that is not disclosed on this application? was entered Yes. Unable to determine qualification without this information.	-	Applicant answered yes to applying for new credit not disclosed on application. No evidence was provided regarding what new credit was applied for and whether it was factored into the borrower's ability to repay.				Reviewer Comment (2021-10-28): Cleared. This is for co-signed lease which was used in qualifying. Buyer Comment (2021-10-27): Please see the attached lease showing the client is guarantor, this is included in our qualification	[Redacted]	[Redacted]		1	A		MD	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964552		RCKT2160495	23176329			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	[Redacted]. Have you or will you be applying for any new credit (e.g., installment loan, credit card, etc.) on or before closing this loan that is not disclosed on this application? was entered Yes. Unable to determine qualification without this information.	-	Applicant answered yes to applying for new credit not disclosed on application. No evidence was provided regarding what new credit was applied for and whether it was factored into the borrower's ability to repay.				Reviewer Comment (2021-10-28): Cleared. This is for co-signed lease which was used in qualifying. Buyer Comment (2021-10-27): This is a duplicate and has been submitted	[Redacted]	[Redacted]		1	A		MD	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964555		RCKT2160497	23176334			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure do to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared				Reviewer Comment (2021-10-28): Fees do not exceed [Redacted].	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964555		RCKT2160497	23176335			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment (2021-10-28): SHQM (APOR).	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964557		RCKT2160502	23175574			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Separate and recordable Legal Description is missing. Please provide the documents required.				Reviewer Comment (2021-11-01): Requested documentation received. Cleared. Buyer Comment (2021-10-28): Please see the attached legal description	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964557		RCKT2160502	23176321			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Unable to determine cause.				Reviewer Comment (2021-10-30): [Redacted] received itemization of credit. Buyer Comment (2021-10-29): See attached CD Addendum and review to clear condition.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964561		RCKT2160508	23177295			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Hazard coverage in file is insufficient. Total coverage documented [Redacted] is less than both the loan amount [Redacted] and estimate cost new listed on appraisal [Redacted]. No Replacement Cost Estimate in file.				Reviewer Comment (2021-11-17): Clearing based on processor cert located on [Redacted].	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964567		RCKT2160538	23183858			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Actual estimated cost over one year totals [Redacted] based on taxes of [Redacted] plus hazard insurance of [Redacted].				Reviewer Comment (2021-11-01): [Redacted] received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2021-11-01): Please see the attached corrected PCCD package sent to client.	[Redacted]	[Redacted]		2	B		OR	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964570		RCKT2160545	23188527			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	The Subordination Fee of [Redacted] was in the final CD does not contain a valid COC for this fee , nor evidence of cure in file.
Reviewer Comment (2021-10-28): Exception cleared with documentation previously provided and lender's commentary.

Reviewer Comment (2021-10-28): [Redacted] further review Subordination fee added on LE dated [Redacted] in the amount of [Redacted] from [Redacted]. Also, provided corresponding COC reflects "Subordination fee [Redacted] to [Redacted]" and no justification was provided for the fee added. Moreover, provided initial & final documents (AUS & Credit Report) does not reflects pertaining to the Second lien and LTV, CLTV & HCLTV also reflects [Redacted] only. there are no changes in CLTV on entire documents. Please provide a valid COC with additional information as to why the fee added or provide cure documents in order to clear this exception.

Buyer Comment (2021-10-27): Subordination agreement

Buyer Comment (2021-10-27): The lien with [Redacted] was set to be subordinated when initially discovered on title. A subordination agreement was ordered and obtained however, while still in process the clients advised they preferred to payoff the account at closing in lieu of executing a subordination.

Reviewer Comment (2021-10-26): Could you please provide clarification as to the following:  The [Redacted] subordinate fee was added for the financing statement to [Redacted] as indicated on title.  There was no subordination agreement found in the file and/or subordinate financing reflected on the AUS or 1008.  There is a payoff in file from [Redacted] that indicates it was for [Redacted].  This loan was reported as an installment loan on the credit report and paid off at the time of closing.  The recording date of the lien on title indicates it is most likely the lien on the credit report.  Could you please advise as to why a subordinate agreement was required.  It was noted that a subordination agreement was not  reflected on the Closing Instructions to the Title Company as a document required to be recorded.

Buyer Comment (2021-10-25): Please see the attached prior title commitment showing a production date of [Redacted]. This shows the initial discovery of the [Redacted] account/lien that required subordination. Moreover, please review the Re-disclosure CIC document in your loan file on [Redacted], this shows that the [Redacted] Subordination fee was disclosed to the client on [Redacted] which is within the required time frame to disclose.
																	[Redacted]	[Redacted]		1	A		NV	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964575		RCKT2160560	23185411			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___					Reviewer Comment (2021-10-28): Requested Documentation received. Cleared. Buyer Comment (2021-10-27): please see letter atatched detailing our natural disaster policy supporting one would not be required in this scenario	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964578		RCKT2160568	23188465			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard policy is not located in loan file				Reviewer Comment (2021-10-21): Hazard Insurance Policy received and associated, updated clarity. Exception cleared Buyer Comment (2021-10-18): Please see the attached HOI policy for the subject	[Redacted]	[Redacted]		1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964580		RCKT2160572	23188271			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment (2021-10-28): Using the Undiscounted Price calculated per [Redacted] Mortgage's methodology, the QM fees are below [Redacted].	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964580		RCKT2160572	23188272			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment (2021-10-28): SHQM (APOR).	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964580		RCKT2160572	23206599			Credit	Income / Employment	Income Documentation	Income / Employment	The verbal verification of employment was obtained more than [Redacted] prior to the note date.						Reviewer Comment (2021-10-22): Cleared. Required documentation received. Buyer Comment (2021-10-21): Please see a copy of the current work#	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964582		RCKT2160577	23188610			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	The borrower did not provide [Redacted] of [Redacted} statements as required.
Reviewer Comment (2021-11-16): Requested documentation received.  Cleared.

Buyer Comment (2021-11-15): see attached

Buyer Comment (2021-11-15): See attached transaction history and review to clear condition

Reviewer Comment (2021-11-11): Still missing dates from [Redacted] to [Redacted] for [Redacted]. Only [Redacted] of [Redacted] [Redacted] statement was provided.

Buyer Comment (2021-11-10): See attached

Reviewer Comment (2021-11-10): We have received [Redacted} statement for the account ending with [Redacted] from [Redacted] to [Redacted], however, we already have that on file and we require all pages of [Redacted} statements date/from [Redacted] to [Redacted] and history from the period from [Redacted] to [Redacted]. hence, exception remains.

Buyer Comment (2021-11-09): Please see the attached [Redacted} statement to clear condition.

Reviewer Comment (2021-11-09): There have been no updated statements received since the last [Redacted] comment on [Redacted].

Buyer Comment (2021-11-08): see attached

Reviewer Comment (2021-11-08): Unfortunately, we have not received any updated statements since the date of the last [Redacted] comment on [Redacted].

Buyer Comment (2021-11-07): See [Redacted} statement.  Previously having system issue that prohibited upload

Buyer Comment (2021-11-06): Duplicate

Buyer Comment (2021-11-06): See attached [Redacted} statement and review to clear condition.

Buyer Comment (2021-11-06): See attached consolidated [Redacted} statement showing [Redacted] through [Redacted] and review to clear condition.

Reviewer Comment (2021-11-04): We still have not received a full continuous [Redacted] for acct [Redacted] at [Redacted].  We have [Redacted] to [Redacted] [Redacted] only., [Redacted] to [Redacted] and [Redacted] to [Redacted].  Please provide all pages to the statement dated [Redacted] to [Redacted] and a history from the period from [Redacted] to [Redacted].

Buyer Comment (2021-11-03): Please see attached and review to clear condition.

Reviewer Comment (2021-11-02): The additional months [Redacted} statement for [Redacted] account [Redacted] did not upload.  We have the recent activity printout form [Redacted] to [Redacted].  Please re-send so exception can be cleared.

Buyer Comment (2021-11-01): See attached [Redacted} statement for [Redacted].  2nd statement for [Redacted] is not required as it was not used as an asset on the 1003 which is also attached.  Please review to clear condition.
																	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964582		RCKT2160577	23189580			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	A recording fee of [Redacted] was last disclosed on LE dated [Redacted]. The file does not contain a valid change of circumstance and no cure evidenced in the file.				Reviewer Comment (2021-11-01): Cleared. Valid COC in file for increase of recording fees. Buyer Comment (2021-10-29): See attached redisclosure of the recording fee and review to clear condition.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964583		RCKT2160581	23210904			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	There is no VVOE in the file for the co-borrower within [Redacted] of the Note Date. The Note Date is [Redacted] and the most recent VOE in file is [Redacted].				Reviewer Comment (2021-10-22): Received required documentation. Cleared. Buyer Comment (2021-10-21): Please see the attached current work# for [Redacted].	[Redacted]	[Redacted]		1	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964585		RCKT2160583	23189463			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		There is no evidence of Legal Description attached to Security Instrument found in the file.				Reviewer Comment (2021-10-26): Legal description attachment to the Security Instrument provided. Exception cleared. Buyer Comment (2021-10-26): Please see the attached legal description	[Redacted]	[Redacted]		1	A		CO	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964587		RCKT2160585	23190195			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Title - CPL was added on [Redacted] without valid change of circumstance. Inclusion of fee exceeds [Redacted] for title fees borrower did not shop for in Section B.				Reviewer Comment (2021-11-10): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD have been provided. Buyer Comment (2021-11-09): please see redisclosure with check to cure attached	[Redacted]	[Redacted]		2	B		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964588		RCKT2160586	23208427			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The prelim title amount is less than the loan amount and final title is not in the file.				Reviewer Comment (2021-10-26): Received required documentation. Cleared.	[Redacted]	[Redacted]		1	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964589		RCKT2160589	23191952			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Appraisal notice indicates date appraisal delivered Validation				Reviewer Comment (2021-10-22): Received required documentation. Cleared. Buyer Comment (2021-10-21): Please see the attached appraisal delivery waiver.	[Redacted]	[Redacted]		1	A		ID	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964592		RCKT2160603	23193309			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	According to re-disclosure summary in file, Lender Credit was decreased to [Redacted] when rate was locked on [Redacted] but the change was not disclosed on Loan Estimate sent at that time. [Redacted] is still baseline and no cure was provided to borrower for decrease of Lender Credit to [Redacted].				Reviewer Comment (2021-11-08): Cure for [Redacted] was provided to borrower to satisfy tolerance cure. Exception cleared. Buyer Comment (2021-11-05): [Redacted]: see attachment.	[Redacted]	[Redacted]		2	B		MD	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964594		RCKT2160605	23193660			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		This file is missing both the title commitment and the title policy as required.				Reviewer Comment (2021-10-21): Final Title Policy received and associated, updated clarity. Exception cleared Buyer Comment (2021-10-18): Please see the attached Final title policy	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964598		RCKT2160622	23215138			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment (2021-11-01): Loan is SHQM (APOR).	[Redacted]	[Redacted]		1	A		TN	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964598		RCKT2160622	23215139			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.
Reviewer Comment (2021-11-01): Offset provided for unaffiliated third party portion of title insurance per invoice bringing total P&F under threshold.

Buyer Comment (2021-10-28): [Redacted]: See the title invoice and exclude the underwriter portion as it was done by a non-affiliate.

Reviewer Comment (2021-10-27): Using [Redacted] Mortgage's methodology, the undiscounted price on this loan is [Redacted]. This allows for [Redacted] of discount points to be excluded from the QM [Redacted] calculation, and this aligns with the lender calculations provided in trailing docs showing [Redacted] in discount points are to be excluded. However, even with [Redacted] in discount points excluded from the [Redacted] calculation, the QM [Redacted] fees remain [Redacted] over the maximum allowed
																	[Redacted]	[Redacted]		1	A		TN	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964600		RCKT2160630	23204497			Compliance	Compliance	State Compliance	State Defect	[Redacted}a Home Loan (Complaint Agency Disclosure Not Provided)	[Redacted] Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	State disclosure was not provided				Reviewer Comment (2021-10-28): Cleared. Disclosure is part of the Mortgage Broker Fee Agreement in the file. Buyer Comment (2021-10-27): Please see attached. The [Redacted] complaint disclosure is the last block before the client signs	[Redacted]	[Redacted]		1	A		SC	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964601		RCKT2160635	23197017			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded with the security instrument was not provided in file.				Reviewer Comment (2021-10-25): Legal description attachment provided - exception cleared Buyer Comment (2021-10-22): Please see the attached legal description that was provided to us from the settlement agent.	[Redacted]	[Redacted]		1	A		VT	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964603		RCKT2160644	23197712			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-11-17): Revised title commitment was provided with correct coverage Buyer Comment (2021-11-16): See attached. Reviewer Comment (2021-11-01): Requested documentation not yet received.	[Redacted]	[Redacted]		1	A		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964603		RCKT2160644	23217452			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	The binding [Redacted] tolerance is [Redacted] for Recording Fees. On the Final Closing Disclosure a [Redacted] 'Title-Lender CPL' fee was charged that was not previously disclosed. A portion of the 'Title-Settlement of Closing Fee' of [Redacted] was also moved from Section C to Section B on the Final Closing Disclosure - which also exceeds the combined [Redacted] tolerance threshold.
Reviewer Comment (2021-11-05): PCCD package provided.  Exception cleared.

Buyer Comment (2021-11-04): Hello - The Settlement Fees should have all be grouped in Section C. The final fee was less than initially disclosed so there is no cure for that. However, we still owe the client [Redacted] for the CPL and court recorder fee.

Reviewer Comment (2021-11-01): Calculations for [Redacted] tolerance cure required is:  Title-Settlement or Closing Fee from [Redacted] to [Redacted] in Section B + Title - Lender CPL from [Redacted] to [Redacted]0 in Section B and increase in recording fees from [Redacted] to [Redacted] = [Redacted].  Baseline is [Redacted] for recording fees + [Redacted] [Redacted] = [Redacted].  [Redacted] - [Redacted] = [Redacted] required cure.

Buyer Comment (2021-10-28): By my calculation, the client is owed a cure for [Redacted]-- the [Redacted] Title Lender CPL fee & the [Redacted] court recorder fee. The Settlement Fee that was broken into two portions was originally [Redacted] on the LE.. At closing, the Title-Settlement or Closing Fee was a total [Redacted] -- [Redacted] for the Section B fee and [Redacted]5 for Section C. Thus, the client is not owed a cure since the Title-Settlement fee on the final CD was less than the LE.
																	[Redacted]	[Redacted]		2	B		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964604		RCKT2160649	23197599			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		No prelim title found in the file.				Reviewer Comment (2021-10-22): Received required documentation. Cleared. Buyer Comment (2021-10-21): Please see the attached final title policy	[Redacted]	[Redacted]		1	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964604		RCKT2160649	23217767			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	There was no change of circumstance or cure done to offset the fee intolerance.				Reviewer Comment (2021-11-01): PCCD, Letter of explanation to borrower(s) and shipping label provided. [Redacted] tracking reflects package delivered to customer on [Redacted]. Buyer Comment (2021-10-28): Please see the attached corrected CD, LOE and shipping label. Package to be sent to the client today.	[Redacted]	[Redacted]		1	A		CO	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964604		RCKT2160649	23560120			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Release Tracking Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Cleared. PCCD, Copy of letter to borrower and shipping label provided. UPS tracking reflects package delivered on [Redacted].				Reviewer Comment (2021-11-01): Cleared. PCCD, copy of letter to borrower(s) and shipping label provided. UPS tracking reflects package delivered to customer on [Redacted].	[Redacted]	[Redacted]		1	A		CO	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215964607		RCKT2160658	23198809			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.						Reviewer Comment (2021-11-01): Cleared. Proof of [Redacted] replacement provided. Buyer Comment (2021-10-28): Please see the letter provided to us from the insurance agent referring to the law that prohibits insurance agents from providing replacement cost estimators to lenders. The bottom of the letter confirms the property is insured to the replacement cost.	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964608		RCKT2160660	23204154			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI for subject was not provided.				Reviewer Comment (2021-10-28): Documentation provided for the difference in the property address. Exception cleared.	[Redacted]	[Redacted]		1	A		UT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964608		RCKT2160660	23204162			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	-	Appraisal for subject property [Redacted] was not provided.				Reviewer Comment (2021-10-28): Documentation provided for the difference in the property address. Exception cleared. Buyer Comment (2021-10-27): Please see the attached print out from the [Redacted]. The site address and mailing address are different but belong to the same property. The site address is [Redacted] but the mailing address is [Redacted].	[Redacted]	[Redacted]		1	A		UT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964609		RCKT2160661	23199910			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Verified the title commitment found in the file indicates coverage amount of [Redacted] and loan amount is [Redacted].				Reviewer Comment (2021-10-25): FTP provided - exception cleared. Buyer Comment (2021-10-22): Please see the attached final title policy with the coverage amount of [Redacted].	[Redacted]	[Redacted]		1	A		UT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215964609		RCKT2160661	23199965			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Verified the title commitment found in the file indicates coverage amount of [Redacted] and loan amount is [Redacted].				Reviewer Comment (2021-10-25): FTP provided - exception cleared Buyer Comment (2021-10-22): Please see the attached final title policy with the coverage amount of [Redacted].	[Redacted]	[Redacted]		1	A		UT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096191		RCKT2160028	23201214			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Legal rider is missing from the file.				Reviewer Comment (2021-11-01): Requested documentation received. Cleared. Buyer Comment (2021-10-28): Please see the attached legal description	[Redacted]	[Redacted]		1	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096191		RCKT2160028	23201535			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Hazard insurance coverage is insufficient.				Reviewer Comment (2021-11-01): Cleared. Evidence of replacement cost was provided. Buyer Comment (2021-10-28): Please see our attached processor certification that confirms we spoke with the clients insurance agent who advised the home is insured to replacement cost.	[Redacted]	[Redacted]		1	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096191		RCKT2160028	23202072			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	[Redacted] months statements are required and borrower has provided only [Redacted] month.				Reviewer Comment (2021-11-01): Cleared. [Redacted] asset report in file for [Redacted] Funds from [Redacted] only require the most recent asset statement which was provided. Buyer Comment (2021-10-28): Please see the attached Finicity asset report which includes the [Redacted] account with [Redacted] and contains history covering [Redacted] through [Redacted]. The [Redacted] was not used in our asset qualification for funds to close or reserves, [Redacted] of that statement would not be required.	[Redacted]	[Redacted]		1	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096192		RCKT2160097	23202675			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount on the Title Commitment in the amount of [Redacted] is less than the loan amount of [Redacted].				Reviewer Comment (2021-10-26): Final title policy provided. Exception cleared. Buyer Comment (2021-10-26): Please see the attached final title policy for the correct loan amount of [Redacted]	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096192		RCKT2160097	23202719			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The provided W-2 for the borrowers employment at [Redacted] is illegible.				Reviewer Comment (2021-10-21): [Redacted] W2 provided. Exception cleared. Buyer Comment (2021-10-20): Please see the attached legible [Redacted] W2 from [Redacted].	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096195		RCKT2160369	23204681			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded with the security instrument was not provided in file.				Reviewer Comment (2021-11-02): Legal attachment provided. Exception cleared.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096195		RCKT2160369	23204753			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Paystub and Tax returns provided not legible.				Reviewer Comment (2021-11-02): Paystub and tax returns provided. Exception cleared.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096195		RCKT2160369	23204766			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated DTI is [Redacted] and is higher than guideline allowance of [Redacted].				Reviewer Comment (2021-11-02): Due to rounding of additional REO mortgage payment. Exception cleared.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096195		RCKT2160369	23204801			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Calculated DTI is [Redacted] and is higher than guideline allowance of [Redacted].				Reviewer Comment (2021-11-02): Due to rounding of additional REO mortgage payment. Exception cleared.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216096195		RCKT2160369	23204802			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [Redacted] and based on 1026.43(e) of [Redacted] moderately exceed the guideline maximum of [Redacted]. (DTI Exception is eligible to be regraded with compensating factors.)	Calculated DTI is [Redacted] and is higher than guideline allowance of [Redacted].				Reviewer Comment (2021-11-02): Due to rounding of additional REO mortgage payment. Exception cleared.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096195		RCKT2160369	23204803			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Calculated DTI is [Redacted] and is higher than guideline allowance of [Redacted].				Reviewer Comment (2021-11-02): Due to rounding of additional REO mortgage payment. Exception cleared.	[Redacted]	[Redacted]		1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096197		RCKT2160404	23202928			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1						Reviewer Comment (2021-10-28): Appraisal received. Exception cleared. Buyer Comment (2021-10-27): Please see the attached appraisal for review. Reviewer Comment (2021-10-21): Hi [Redacted]! Thank you for the CDA. However, we are missing the actual appraisal. Please upload for review and clearance of exception. Buyer Comment (2021-10-20): Please see the attached CDA.	[Redacted]	[Redacted]		1	A		NY	Primary	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096197		RCKT2160404	23203192			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.						Reviewer Comment (2021-10-21): Post Disaster Inspection provided. Exception cleared. Buyer Comment (2021-10-20): Please see the attached disaster inspection showing no damage.	[Redacted]	[Redacted]		1	A		NY	Primary	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096197		RCKT2160404	23518522			Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	-	This exception is being added due to the receipt of the appraisal. The effective date of the appraisal is [Redacted] which is greater than [Redacted] from the closing date of [Redacted]. Please provide a recertification of value as required.				Reviewer Comment (2021-11-02): Recert of value provided. Exception cleared. Buyer Comment (2021-11-01): Please see the attached recertification of appraisal that was completed [Redacted]. According to guidelines if the appraisal is over [Redacted] from closing a recertification is needed, this was completed during process and attached for review.	[Redacted]	[Redacted]		1	A		NY	Primary	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096198		RCKT2160412	23202925			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Need update or Final Title with policy amounts corrected.				Reviewer Comment (2021-10-28): FTP provided. Exception cleared. Buyer Comment (2021-10-27): Please see the attached final title policy with the coverage amount of [Redacted].	[Redacted]	[Redacted]		1	A		WA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096201		RCKT2160558	23204800			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	[Redacted]. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.	-	On the [Redacted]. Are you a co-signor or guarantor on any debt or loan that is not disclosed on this application was answered Yes. Documentation of the co-signed debt was not provided for review.				Reviewer Comment (2021-10-25): Using lender's comment as attestation that loan application was marked in error. Exception cleared. Buyer Comment (2021-10-22): The other note was disclosed to us, this was marked in error, it is the non-subject property [Redacted]. Please see MERS report showing the client has no other real estate debt outside of the two properties, Credit Report also shows no other open real estate debt.	[Redacted]	[Redacted]		1	A		CO	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096202		RCKT2160580	23210922			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee increased on [Redacted] without a valid changed circumstance. PCCD is required with cure to borrower along with proof of borrower's receipt.				Reviewer Comment (2021-10-28): "[Redacted] received valid COC document to clear the exception. Buyer Comment (2021-10-27): Please see CIC form which confirms the appraisal fee increased as a result of orering a final inspection to verify repairs were compelted	[Redacted]	[Redacted]		1	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216096203		RCKT2160626	23204226			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Hazard Coverage in the amount of [Redacted] is not sufficient to cover the estimated cost new of [Redacted]				Reviewer Comment (2021-10-25): RCE provided - Exception cleared. Buyer Comment (2021-10-22): Please see the attached dec replacement cost estimator showing the dwelling coverage of [Redacted] covers the cost to rebuild. Reviewer Comment (2021-10-22): There was no documentation provided as of this date.	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216096203		RCKT2160626	23205178			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	HOA documentation in file shows HOA dues [Redacted] per month or [Redacted] per year. CD disclosed non-escrowed costs of [Redacted] per year.				Reviewer Comment (2021-11-01): [Redacted] received a PCCD correcting non escrowed property costs and LOE. Buyer Comment (2021-10-29): Please see the attached proof of delivery. Reviewer Comment (2021-10-25): Still need evidence of shipment/deliver for the revised CD in order to clear the exception above. Reviewer Comment (2021-10-22): Received corrected CD, letter to borrower and shipping label. Please provide evidence of shipment/delivery for the exception to be cleared. Buyer Comment (2021-10-22): Please see the package correcting the HOA dues.	[Redacted]	[Redacted]		2	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216096203		RCKT2160626	23205595			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Hazard Insurance City is listed as [Redacted]. All other documents list City as [Redacted].				Reviewer Comment (2021-10-25): Corrected Dec page provided. Exception cleared. Buyer Comment (2021-10-22): Please see the attached dec page with the corrected city. Reviewer Comment (2021-10-22): No additional documentation provided as of this date.	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216337358		RCKT2160002	23630461			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Check in the file for [Redacted] dated [Redacted] for recording fee.				Reviewer Comment (2021-11-08): [Redacted] received refund check noted for refund of recording fee and CD noting cure. LOE is not required as cure provided prior to discovery.	[Redacted]	[Redacted]		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216337358		RCKT2160002	23630513			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	Credit reduced without valid change of circumstance . A check was issued to the borrower on [Redacted] in the amount of [Redacted].				Reviewer Comment (2021-11-12): PCCD, Expl ltr, check and evidence pkg was shipped provided. Buyer Comment (2021-11-11): [Redacted]: See attachment.	[Redacted]	[Redacted]		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216337360		RCKT2160056	23630848			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Itemization of Amount Financed did not include [Redacted] in Wire Fees, [Redacted] Courier Fee, [Redacted] Loan Tie In Fee in finance charge calculations. Original CD indicated [Redacted] finance charge at closing on [Redacted]. A Post Close CD dated [Redacted] changed finance charge to [Redacted].				Reviewer Comment (2021-11-10): PCCD, LOE, proof of deliver (via [Redacted] website and copy of check provided.) Buyer Comment (2021-11-09): [Redacted]: The attached redisclosure refunds the client and shows a matching finance charge that [Redacted] has, and we have provided a check to the client for the difference. Please review and clear this exception.	[Redacted]	[Redacted]		2	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216338982		RCKT2160058	23621125			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.				Buyer Comment (2021-10-06): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.	[Redacted]	[Redacted]	10/06/2021	2	B		UT	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216338982		RCKT2160058	23621126			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing a copy of the refinance CD w/[Redacted] for the properties at [Redacted] and [Redacted]. The file was also missing a copy of the mortgage statement for the properties at [Redacted], [Redacted] and [Redacted]. All stmt to reflect the inclusion of escrows as shown on the 1003 or documentation to support the taxes/insurance and HOA				Reviewer Comment (2021-10-12): Documentation provided for REO. Exception cleared. Buyer Comment (2021-10-08): Please see the schedule E for non-subject property taxes and insurance. Buyer Comment (2021-10-08): Please see attached mortgage coupon for both [Redacted] account number [Redacted] and [Redacted], account number [Redacted]. Buyer Comment (2021-10-08): Please see attached final signed CD for [Redacted].	[Redacted]	[Redacted]		1	A		UT	Primary	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216338982		RCKT2160058	23621127			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The provided Homeowner's Insurance Summary (allowed for this transaction) does not provide the effective dates or coverage amount for the subject, instead reflecting it is a Master Insurance Policy which is not applicable				Reviewer Comment (2021-10-12): HO Policy and evidence of replacement cost from insurance company provided. Exception cleared. Buyer Comment (2021-10-08): Please see subject homeowners policy and replacement cost estimator.	[Redacted]	[Redacted]		1	A		UT	Primary	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216338982		RCKT2160058	23644882			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		A secondary valuation was not found and the FNMA UCDP Score is above [Redacted].				Reviewer Comment (2021-11-05): Secondary Valuation provided satisfying the exception. Buyer Comment (2021-11-05): Please see attached CDA. Buyer Comment (2021-11-05): Please see the attached CDA.	[Redacted]	[Redacted]		1	A		UT	Primary	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216338983		RCKT2160101	23621132			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Documentation was not provided to verify delivery/receipt of initial disclosure.				Reviewer Comment (2021-10-12): Evidence of Special Flood Hazard Disclosure being provided timely provided. Exception cleared. Buyer Comment (2021-10-08): Please see attached initial Notice of Special Flood Hazard Disclosure that was provided to client on [Redacted].	[Redacted]	[Redacted]		1	A		SC	Primary	Refinance - Cash-out - Other		D	A	B	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216338983		RCKT2160101	23621134			Credit	Insurance	Insurance Analysis	Insurance	Flood Insurance Policy expires within 90 days of the Note Date.		Revised Flood Policy was not provided
Reviewer Comment (2021-10-14): Flood policy received.  Exception cleared.

Buyer Comment (2021-10-14): Please see attached flood policy covering [Redacted].

Reviewer Comment (2021-10-14): The document provide indicates its a Renewal Notice of the existing policy and shows the policy expiration date as [Redacted]. The subject loan closed on [Redacted]. The premium was not picked up at closing and the new escrow was established as if it was already paid.  Existing mortgage reflects as [Redacted]. It would be satisfactory to provide proof of the flood insurance out of the borrower's existing mortgage with you.

Buyer Comment (2021-10-12): The document provided was a notice to client sent [Redacted] indicating their policy would expire [Redacted] and the document includes coverage amount and premium amount to be paid in order to renew the policy. Since the coverage and premium is listed this can be used as evidence of the renewal policy.

Reviewer Comment (2021-10-12): The documentation provided indicates the policy is expired [Redacted]. Please provide evidence of the new policy term in order to clear the exception.

Buyer Comment (2021-10-08): Please see attached flood renewal notice showing the upcoming coverage and premium that was paid through escrow.
																	[Redacted]	[Redacted]		1	A		SC	Primary	Refinance - Cash-out - Other		D	A	B	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216338983		RCKT2160101	23644789			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		A secondary valuation was not found and the FNMA UCDP Score is above [Redacted].				Reviewer Comment (2021-11-09): Cleared. Acceptable CDA provided. Buyer Comment (2021-11-09): See attached. Reviewer Comment (2021-11-05): No updated CDA found in file. Buyer Comment (2021-11-05): Please see the attached CDA.	[Redacted]	[Redacted]		1	A		SC	Primary	Refinance - Cash-out - Other		D	A	B	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216338984		RCKT2160030	23621141			Credit	Asset	Asset Documentation	Asset	Earnest Money Deposit is unsourced. Per guidelines EMD source is required.		There is no sourcing for the earnest money deposit of [Redacted].				Reviewer Comment (2021-10-04): Cleared. Sufficient assets without the inclusion of the EMD. Buyer Comment (2021-09-30): Per guidelines, EMD can be backed out of the available funds for the borrower. Please review and clear this condition.	[Redacted]	[Redacted]		1	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216338984		RCKT2160030	23621142			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Assets	General QM: Unable to verify assets using reasonably reliable third-party records.	Sourcing for the borrower's earnest money deposit was not provided.				Reviewer Comment (2021-10-04): Cleared. Sufficient assets without the inclusion of the EMD. Buyer Comment (2021-09-30): Per guidelines, EMD can be backed out of the available funds for the borrower. Please review and clear this condition.	[Redacted]	[Redacted]		1	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216338984		RCKT2160030	23621143			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	The estimated escrow is based on an annual property tax amount of [Redacted], but the tax verification shows an annual tax amount of [Redacted].
Reviewer Comment (2021-11-17): [Redacted] received Letter of Explanation & Corrected Closing Disclosure.

Buyer Comment (2021-11-16): please see attached

Reviewer Comment (2021-11-11): PCCD is satisfactory for this exception based on information currently available.

Buyer Comment (2021-11-10): Please confirm CD is correct and we will have the complete package assembled and mailed to the borrower including a detailed LOX.

Reviewer Comment (2021-11-10): All compliance exceptions will be cleared once the following is provided:  Revised PCCD 1.  Date issued to show new date provided to the borrower versus the previous PC CD date of [Redacted]  2.  HO insurance escrow monthly amount  in section G should be [Redacted] versus [Redacted],.  3.  Flood insurance escrow in Section G should be [Redacted] versus [Redacted].  4.  Explanation letter to borrower 4.  Evidence receipt of pkg by borrower.   My apologies for the recording fee comment.  I was looking at the preliminary CD which had the Date Issued the same as the final CD.

Buyer Comment (2021-11-09): The LOX will come once the CD has been confirmed to be correct. Please see attached CD with corrected "Other Taxes" on [Redacted]. The insurance figures are correct. Please see attached dec pages for both hazard and flood. The recording fees have not changed. Please confirm this CD is accurate and the remainin required docs will be provided such as the LOX and Shipping Label.

Reviewer Comment (2021-11-08): The explanation to the borrower indicates the escrow amount on [Redacted] of the CD was not accurate and was the reason for the PCCD.  The escrow amounts on [Redacted] for the "Other Tax" is  not accurate, see exception [Redacted] below.  In addition, there is a change in the recording fees of which there is no explanation and the annual amount of the HOI insurance in Section F.  All changes to the borrower must be explained.

Buyer Comment (2021-11-05): Please review provided CD from previous review and reference previous comment/request.

Reviewer Comment (2021-10-26): Client withdrew loan from deal.

Buyer Comment (2021-10-22): Please see attached corrected CD and review to reconcile numbers.

1) The property tax in question for exception [Redacted] is a recurring tax and should be included in escrows. It is for Non-Ad Valorem taxes and are recurring. Please also see attached property tax bill confirming this. The county has a discount of [Redacted] for paying by [Redacted] of each year. This discount has been applied to give a total tax amount of [Redacted]. On the CD, [Redacted] the monthly taxes under "property tax" have been corrected to be [Redacted]/month. [Redacted] has been corrected to reflect "Yes" for all taxes and insurance. The property costs over year 1 have been corrected as well. Please confirm and we will have this redisclosed.

Reviewer Comment (2021-10-15): Please see comment under exception [Redacted] at [Redacted] today.

Buyer Comment (2021-10-13): . Taxes are [Redacted] + [Redacted], + HOI [Redacted]. [Redacted] are the escrowed property cost over year 1. HOA [Redacted]/yr Flood [Redacted]/yr Non-escrowed property cost [Redacted] Please confirm this is correct and we will send an updated CD.

Reviewer Comment (2021-10-08): [Redacted] received lender rebuttal & LOE to borrower.  However, there are no post close dated Corrected CD's in file.  LOE provided is dated [Redacted] but no [Redacted] CD's found in file.  There are varying [Redacted] CD's which is the closing date.  Only the final signed [Redacted] CD can be considered the final CD.  Escrow payment documented in file reflects [Redacted] Flood, [Redacted] insurance and [Redacted] taxes which would total [Redacted] for [Redacted].  Provide a corrected CD and LOE to borrower based on the noted documented costs &/or document actual costs to match the Final CD or a Corrected CD.

Buyer Comment (2021-10-06): Please see the email from lender addressing the incorrect property cost over year one and issuing the CD to the borrower. Uploaded on [Redacted]

Reviewer Comment (2021-10-01): The CD located on [Redacted] with date issued of [Redacted] and closing date of [Redacted] was utilized as the final CD as it was signed by the borrower the day of closing on [Redacted].  The CD referred to on [Redacted] (that has a corrected escrow amount under the estimated escrow) also reflects a date issued of [Redacted] and closing date of [Redacted] and is not signed by the borrower.  It appears the incorrect final CD was presented to the borrower at closing.  Unable to clear exception.

Buyer Comment (2021-09-30): A corrective CD was issued. please see [Redacted] showing the updated escrow. Please review.

Reviewer Comment (2021-09-08): Exception remains - [Redacted] indicates Estimated Escrow of [Redacted] which does not include the Flood Insurance of [Redacted].  The Estimated Taxes, Insurance section also indicates "Some" of the insurance is not escrowed.  However, [Redacted] indicates both the HO and Flood Insurance are escrowed and discloses a total escrow payment of [Redacted], which also matches the Initial Escrow Account Disclosure Statement.  In addition, [Redacted] indicates Homeowner's of [Redacted] versus [Redacted] (annual premium is [Redacted])  [Redacted] is including the flood insurance in the non-escrowed property costs over 1 year.

Buyer Comment (2021-09-03): Due date for the taxes is [Redacted]. The tax due date for the [Redacted] wouldn't be due until [Redacted], this is outside of one year.
																	[Redacted]	[Redacted]		2	B		FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216338984		RCKT2160030	23621144			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	Escrow payment does not match due to an over-disclosure of property taxes.
Reviewer Comment (2021-11-17): [Redacted] received Letter of Explanation & Corrected Closing Disclosure.

Reviewer Comment (2021-11-17): revising

Reviewer Comment (2021-11-17): [Redacted] received  Corrected Closing Disclosure.

Buyer Comment (2021-11-16): please see redisclosure attached to the other exception

Reviewer Comment (2021-11-08): The escrow amount of the "other tax" on [Redacted] should reflect [Redacted] versus [Redacted].  The gross tax amount is [Redacted] less [Redacted] discount = [Redacted] / [Redacted] = [Redacted].  A revised PCCD to the borrower and complete explanation of all the changes is required in order to clear this exception.

Reviewer Comment (2021-10-15): Please see comment under exception [Redacted] at [Redacted] today.

Buyer Comment (2021-10-13): Can you please review the other exception to confirm we have the correct amount for the updated CD?

Reviewer Comment (2021-10-08): [Redacted] received lender rebuttal & LOE to borrower.  However, there are no post close dated Corrected CD's in file.  LOE provided is dated [Redacted] but no [Redacted] CD's found in file.  There are varying [Redacted] CD's which is the closing date.  Only the final signed [Redacted] CD can be considered the final CD.  Escrow payment documented in file reflects [Redacted] Flood, [Redacted] insurance and [Redacted] taxes. Provide a corrected CD and LOE to borrower based on the noted documented costs &/or document actual costs to match the Final CD or a Corrected CD.

Buyer Comment (2021-10-06): Please see the email from lender addressing the incorrect property cost over year one and issuing the CD to the borrower. Uploaded on [Redacted]

Reviewer Comment (2021-10-01): Please see the commentary in the above exception

Buyer Comment (2021-09-30): A corrective CD was issued. please see [Redacted] showing the updated escrow. Please review.
																	[Redacted]	[Redacted]		2	B		FL	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216338984		RCKT2160030	23621145			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Escrow payment does not match due to an over-disclosure of property taxes.
Reviewer Comment (2021-11-17): [Redacted] received Letter of Explanation & Corrected Closing Disclosure.

Buyer Comment (2021-11-16): please see redisclosure attached to the other exception

Reviewer Comment (2021-11-08): The explanation to the borrower indicates the escrow amount on [Redacted] of the CD was not accurate and was the reason for the PCCD.  The escrow amounts on [Redacted] for the "Other Tax" is  not accurate, see exception [Redacted] below.  In addition, there is a change in the recording fees of which there is no explanation and the annual amount of the HOI insurance in Section F.  All changes to the borrower must be explained.

Reviewer Comment (2021-10-26): Exception Detail Updated from: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate. (Final/[Redacted])

Reviewer Comment (2021-10-15): Please note that the Flood Insurance is in fact escrowed per [Redacted] of the final CD and the IEAD.  1.  The Estimated escrow under the Projected Payments should reflect [Redacted] ([Redacted] HO, [Redacted] Flood and [Redacted]).  2.   The Estimated Taxes, Insurance & Assessments section should reflect the Property Taxes and Homeowner's as "Yes" to In Escrow versus "Yes, Some".  3.
 Section G of [Redacted] to the CD should not reflect the Other Tax [Redacted] as this is not a recurring escrow based on the input and IEAD.  See additional exception [Redacted] that was set to address this issue. 4.  [Redacted] should reflect the Property Taxes over Year 1 as [Redacted].  5.  [Redacted] should reflect the Non-Escrowed Property Costs over Year 1 as [Redacted].

Buyer Comment (2021-10-13): Can you please review the other exception to confirm we have the correct amount for the updated CD?

Reviewer Comment (2021-10-08): [Redacted] received lender rebuttal & LOE to borrower.  However, there are no post close dated Corrected CD's in file.  LOE provided is dated [Redacted]1 but no [Redacted] CD's found in file.  There are varying [Redacted] CD's which is the closing date.  Only the final signed [Redacted] CD can be considered the final CD. However, if the corrected CD was one of the [Redacted] dated CD's, the calculation still do not match. Non-escrowed costs are [Redacted]/month or [Redacted] for [Redacted].  Corrected CD dated post consummation date and LOE to borrower to correct costs or document actual costs to match the Final CD signed/executed by borrower reflecting at the [Redacted]/month

Buyer Comment (2021-10-06): Please see the email from lender addressing the incorrect property cost over year one and issuing the CD to the borrower. Uploaded on [Redacted]

Reviewer Comment (2021-10-01): See comment in the above exception.

Buyer Comment (2021-09-30): A corrective CD was issued. please see [Redacted] showing the updated escrow. Please review.
																	[Redacted]	[Redacted]		2	B		FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216338984		RCKT2160030	23621148			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2021-10-04): Cleared. Income documents provided by lender are acceptable.	[Redacted]	[Redacted]		1	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216338984		RCKT2160030	23621151			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on [Redacted].	Section G of [Redacted] of the final Closing Disclosure reflects an "Other Tax" in the borrower paid column in the amount of [Redacted]. There is no associated monthly amount or escrow amount. Based on the property taxes reflected correctly under the Property Tax escrow, this line item not actually an escrow. The [Redacted] "other tax" should be removed from this section and placed in Section F under Property Taxes as this is not a recurring item to be paid out of escrow.				Reviewer Comment (2021-11-10): PCCD added the monthly amount for the "Other Taxes" on [Redacted] under Section G. Reviewer Comment (2021-11-08): The explanation to the borrower indicates the escrow amount on [Redacted] of the CD was not accurate and was the reason for the PCCD. The escrow amounts on [Redacted] for the "Other Tax" is not accurate, see exception [Redacted] below. In addition, there is a change in the recording fees of which there is no explanation and the annual amount of the HOI insurance in Section F. All changes to the borrower must be explained.	[Redacted]	[Redacted]		1	A		FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216345818		RCKT2160063	23645281			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	The FACTA or notice to credit applicants was not found in the file.				Reviewer Comment (2021-10-14): Received required documentation. Cleared. Buyer Comment (2021-10-13): See attached.	[Redacted]	[Redacted]		1	A		VA	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216345818		RCKT2160063	23645282			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] did not disclouse Amount of Non-Escrowed Property Costs over Year 1	The Non escrowed property cost shows [Redacted] on [Redacted] of the final CD. However, it should have shows [Redacted] for the HOA at [Redacted]/mo.				Reviewer Comment (2021-11-08): Cured prior to discovery. Buyer Comment (2021-11-05): [Redacted]: see attachment.	[Redacted]	[Redacted]		2	B		VA	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216345818		RCKT2160063	23645283			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Fee change without valid change in circumstance or cure.				Reviewer Comment (2021-11-08): Cured prior to discovery. Buyer Comment (2021-11-05): [Redacted]: see attachment.	[Redacted]	[Redacted]		2	B		VA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216345818		RCKT2160063	23645284			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Appraisal review fee listed as finance charge on lenders itemization. Fee is not finance charge.				Reviewer Comment (2021-11-08): [Redacted] received PCCD, LOE, copy of refund check, RTC and proof of delivery; exception is cured. Buyer Comment (2021-11-05): [Redacted]: see attachment.	[Redacted]	[Redacted]		2	B		VA	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216347921		RCKT2160008	23663468			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded to the security instrument was not provided in file.				Reviewer Comment (2021-11-17): Legal Description was provided to satisfy exception. Buyer Comment (2021-11-16): [Redacted]: see attachment in recordable form. Reviewer Comment (2021-11-16): The document provided is a page from the actual title commitment. Please provide a legal description attachment that is in recordable form in order to clear the exception. Buyer Comment (2021-11-15): [Redacted]: See the attached document that was provided by the title company and attached exactly as shown to the mortgage.	[Redacted]	[Redacted]		1	A		PA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347923		RCKT2160033	23669602			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Per client guidelines twelve month reserves or [Redacted] based on PITIA of [Redacted]. Total reserves was calculated by following: Assets of [Redacted] has been verified ([Redacted] [Redacted] + [Redacted] Checking [Redacted] + [Redacted] IRA [Redacted] [Redacted] of [Redacted]) + Gift [Redacted]) - Cash to close was [Redacted] = [Redacted].
Reviewer Comment (2021-11-12): We have received a gift letter of [Redacted] and also we have received deposit receipt of EMD of [Redacted] Hence we have sufficient reserves to meet the reserves requirement. Exception Cleared

Buyer Comment (2021-11-12): Please see the attached gift letter

Reviewer Comment (2021-11-10): Updated [Redacted] account was reviewed. Large deposit of [Redacted] was acknowledged as a gift but a gift letter was not found to confirm this transaction.  Exception is still valid.

Buyer Comment (2021-11-10): Please see the attached legible copy of the most recent [Redacted] acct statement. The Client had [Redacted] in the [Redacted] checking Account [Redacted] as of [Redacted], [Redacted] of that amount was in the form of a Gift the client received for Funds to close. The [Redacted] account balance was in excess of the required funds due at closing, the full qualifying balance of [Redacted] in the [Redacted] IRA can be counted toward the required reserves and also exceeds the [Redacted] amount needed.
																	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347925		RCKT2160067	23669224			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2021-11-10): We have received Post Disaster Inspection report which confirms that the property has no damage and has recently been inspected on [Redacted], hence, exception cleared, document associated. Buyer Comment (2021-11-09): see attached	[Redacted]	[Redacted]		1	A		PA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347925		RCKT2160067	23669381			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___					Reviewer Comment (2021-11-10): Replacement cost estimator was provided and sufficient coverage was provided. Buyer Comment (2021-11-10): please see attached Reviewer Comment (2021-11-10): Requested documentation not yet received.	[Redacted]	[Redacted]		1	A		PA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347927		RCKT2160105	23670476			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	Policy in loan file is a preliminary, policy coverage insufficient				Reviewer Comment (2021-11-10): FTP provided. Exception cleared. Buyer Comment (2021-11-09): see attached	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347931		RCKT2160174	23673335			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	This fee was last disclosed on LE dated [Redacted] with a valid change of circumstance documented in the file.				Reviewer Comment (2021-11-10): Change of Circumstance provided. Exception cleared. Buyer Comment (2021-11-09): Please see the CIC form attached which confirms there was a change to the appraised vlaue which impacted the YSP and credit we could extend to the consumer	[Redacted]	[Redacted]		1	A		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216347933		RCKT2160208	23676174			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Employer letter from [Redacted] used to qualify borrower indicating projected income. Loan closed [Redacted] and no paystub or WVOE was provided to verify income.				Reviewer Comment (2021-11-10): Documentation provided.	[Redacted]	[Redacted]		1	A		OK	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216347933		RCKT2160208	23676175			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	Employer letter from [Redacted] used to qualify borrower indicating projected income. Loan closed [Redacted] and no paystub or WVOE was provided to verify income.				Reviewer Comment (2021-11-10): WVOE from [Redacted] provided. Exception cleared. Buyer Comment (2021-11-09): Please see the attached [Redacted] document supporting the income used to qualify.	[Redacted]	[Redacted]		1	A		OK	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347934		RCKT2160242	23679955			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Fee has a valid change of circumstance				Reviewer Comment (2021-11-08): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216347935		RCKT2160278	23675320			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	ERRONEOUS: The appraisal was provided on [Redacted] which is more than [Redacted] prior to consumation.				Reviewer Comment (2021-11-10): Appraisal rec'd within [Redacted]. Exception cleared. Buyer Comment (2021-11-09): cover letter atatched confirms delivery over [Redacted] prior to close	[Redacted]	[Redacted]		1	A		MN	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347936		RCKT2160295	23676614			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Loan originated as Primary residence, yet URLA declarations indicates borrower will not occupy.	-	Per Final 1003 borrower 2 and spouse will not reside in subject property while Occupancy Certificate shows subject property will be primacy residence.				Reviewer Comment (2021-11-09): Cleared - input error. Buyer Comment (2021-11-09): [Redacted]: [Redacted] and [Redacted] are non-occupying co clients. There are 4 people on this loan, and only two will be living in the home. Those few people are [Redacted] and [Redacted].	[Redacted]	[Redacted]		1	A		NV	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347938		RCKT2160359	23683887			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage shortfall of [Redacted]. Updated HOI or RCE showing the cost to rebuild would be covered by current HOI coverage.				Reviewer Comment (2021-11-15): Cleared. Replacement Cost confirmed by insurance company. Buyer Comment (2021-11-12): Please see attached confirming replacement cost coverage.	[Redacted]	[Redacted]		1	A		CT	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347938		RCKT2160359	23700569			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Insufficient or no cure was provided to the borrower.	Title - Recording Courier fee of [Redacted] was added to the [Redacted] Closing Disclosure without a Valid Changed Circumstance.				Reviewer Comment (2021-11-12): [Redacted] received corrected PCCD moving fee from section B to C, LOE and shipping details. Exception cleared. Buyer Comment (2021-11-11): The borrower selected an off list service provider for this. This fee has been correctly moved to section C. Please review to clear this condition.	[Redacted]	[Redacted]		1	A		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216347939		RCKT2160367	23698403			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	.				Buyer Comment (2021-11-12): Waived as immaterial	[Redacted]	[Redacted]	11/12/2021	2	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216347940		RCKT2160373	23674986			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2021-11-10): Post Disaster inspection provided. Exception cleared. Buyer Comment (2021-11-09): see attached	[Redacted]	[Redacted]		1	A		CT	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347944		RCKT2160536	23688457			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	A valid change of circumstance was found for the increase in the recording fees to [Redacted] on [Redacted]. There was a subsequent increase on [Redacted] to [Redacted] of which the Re-disclosure History indicates it was due to a "disbursement date change". Further clarification is required to support this increase as a change in closing/disbursement date would not normally be a valid reason for an increase. A cure in the amount of [Redacted] would be required if a valid change of circumstance is not provided.				Reviewer Comment (2021-11-19): Client provided documentation that borrower received cure and PCCD. Exception cleared. Buyer Comment (2021-11-19): Please see the attached proof of cure package delivery. Reviewer Comment (2021-11-17): PCCD was provided with cure. Per [Redacted] proof borrower has received notice and cure is required. Buyer Comment (2021-11-16): Please see the attached Cure Package that includes, the check copy for [Redacted], LOE to client, [Redacted] label and corrected CD.	[Redacted]	[Redacted]		2	B		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216347944		RCKT2160536	23693737			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The lender's VVOE form dated [Redacted] indicates the source of the verification was [Redacted]. The corresponding VVOE from [Redacted] was not found in the file.				Reviewer Comment (2021-11-12): Received [Redacted] document for employment hence associated the same. Buyer Comment (2021-11-11): Please see the attached current work# for this client	[Redacted]	[Redacted]		1	A		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347944		RCKT2160536	23693782			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Documentation was not found to verify the repayment terms of the new lien in the amount of [Redacted] for the borrowers current residence at [Redacted] in order to verify the payment of [Redacted] as utilized in qualifying.				Reviewer Comment (2021-11-12): As per the explanation and Sale and Exchange document received, [Redacted] is not the Borower's REO properties. Therefore removed the REO details for [Redacted] from file. Exception cleared Buyer Comment (2021-11-11): Please see the attached Forward sale and exchange agreement the client opened with Unlock. This is not a mortgage requiring monthly payments, the client is selling an ownership interest in [Redacted] therefore a lien was placed on the property.	[Redacted]	[Redacted]		1	A		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347946		RCKT2160550	23693986			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Source used to obtain Phone#/Address was missing on the verbal verification of employment dated [Redacted] for the borrower's employment with [Redacted].				Reviewer Comment (2021-11-11): Source documentation provided, exception satisfied. Buyer Comment (2021-11-11): Please see the attached [Redacted] search of the phone number used to complete the VOE.	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347949		RCKT2160611	23694458			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Source used to obtain Phone#/Address was missing on the verbal verification of employment dated [Redacted] for the borrower's employment with [Redacted].				Reviewer Comment (2021-11-11): Source documentation provided satisfies the exception. Buyer Comment (2021-11-11): There was a clerical error showing phone number [Redacted] on the VOE form, please see attached screenshot showing that the phone number actually called was [Redacted] which verifies to the employer, [Redacted], through [Redacted].	[Redacted]	[Redacted]		1	A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347950		RCKT2160634	23679714			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Disparity is due to loan failing points and fees testing.				Reviewer Comment (2021-11-09): Loan is SHQM (APOR).	[Redacted]	[Redacted]		1	A		UT	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216347950		RCKT2160634	23679715			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [Redacted]	Qualified Mortgage (Dodd Frank [Redacted]): Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of [Redacted] of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an allowable total of [Redacted] (an overage of [Redacted] or [Redacted]).	Loan failed points and fees testing. Additional documentation such as rate sheet must be reviewed to determine if points are bona fide.				Reviewer Comment (2021-11-09): Non-Affiliate Underwriter portion of title insurance premium excluded per invoice.	[Redacted]	[Redacted]		1	A		UT	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347953		RCKT2160680	23690335			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	Appraisal was provided on [Redacted] which is less than [Redacted] prior to consummation on [Redacted].				Buyer Comment (2021-11-16): Please waive this as a non-material Ev2	[Redacted]	[Redacted]	11/16/2021	2	B		OR	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347953		RCKT2160680	23694978			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Dwelling coverage is [Redacted] and the Note amount is [Redacted] Replacement Cost Estimator was not provided.				Reviewer Comment (2021-11-12): Updated estimated cost replacement & Attached the same in clarity. Buyer Comment (2021-11-12): Please see attached	[Redacted]	[Redacted]		1	A		OR	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216347955		RCKT2160689	23681983			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Fee change without valid COC				Reviewer Comment (2021-11-08): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216347955		RCKT2160689	23696315			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Source used to obtain Phone#/Address was missing on the verbal verification of employment dated [Redacted] for the borrower's employment with [Redacted].				Reviewer Comment (2021-11-11): Source documentation provided satisfying the exception. Buyer Comment (2021-11-11): Please see the attached for the initial VVOE provided/completed by the Partner/broker along with the source verification from [Redacted]. Our VVOE's were completed and verified/recertified on [Redacted] based on the original verbal from the Partner.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216377985		RCKT2160004	23761292			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 130(b) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent Only). Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure.	The Title - Attorneys fee closing agent only fee exceeded tolerance was only disclosure on CD's No change of circumstance was provided and a cure in the amount of [Redacted] missing				Reviewer Comment (2021-11-17): [Redacted] - Upon further review, there was no tolerance violation. Buyer Comment (2021-11-16): The Only fee on the Final CD for [Redacted] is for the Title-Tax Certificate in Section C of Services the Borrower Did Shop For. The client used a third party Service provider (Data Trace) for this item so in this scenario there is no Tolerance limitation.	[Redacted]	[Redacted]		1	A		TX	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216377986		RCKT2160005	23759727			Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	-	Valuation is more than [Redacted] old. File is missing Appraisal update per guideline.				Reviewer Comment (2021-11-17): We have Final Inspection/[Redacted] on file which confirms updated report, as per the document the effective date now for the appraisal is [Redacted] and report date is [Redacted] which is not older than [Redacted]. Hence, document accepted and associated, details updated. Exception cleared. Buyer Comment (2021-11-16): see attached recert of value	[Redacted]	[Redacted]		1	A		WA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216377986		RCKT2160005	23759797			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].	Final Lender Credit of [Redacted] provided to borrower is less than amount of binding Lender Credit previously disclosed in the amount of [Redacted].				Reviewer Comment (2021-11-17): [Redacted] received PCCD, LOE, copy of refund check, and proof of mailing; exception is cured. Buyer Comment (2021-11-16): see attached pccd curing the issue	[Redacted]	[Redacted]		2	B		WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216377986		RCKT2160005	23759798			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 130(b) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]0. Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure.	Change Of Circumstance was provided and added [Redacted] tolerance was exceeded by [Redacted] due to the increase in appraisal fee. Valid COC in file. Cure was not provided to borrower.
Reviewer Comment (2021-11-18): [Redacted] Received PCCD dated [Redacted] along with Copy of check and LOE.

Buyer Comment (2021-11-17): the fee was listed as lender paid because of the lender credits that were being given at the time. The reduction of these credits was refunded after closing with the PCCD that was previously provided. ALL Fees were previously covered by lender credits which necessitated the [Redacted] refund provided on [Redacted].

Reviewer Comment (2021-11-17): [Redacted] upon further review the fee was paid as lender paid on [Redacted] CD however it got changed to borrower paid on final CD dated [Redacted]. Please provide explanation why the fee got changed from lender paid to borrower paid or cure documents for the same.

Reviewer Comment (2021-11-17): [Redacted] upon further review the fee was paid as lender paid on [Redacted] CD however it got changed to borrower paid on final CD dated [Redacted]. Please provide explanation for the same or cure documents.

Buyer Comment (2021-11-16): On [Redacted] it was determined that a recertification of value was needed for the appraisal due to it being expired. This carried an additional [Redacted] fee that was disclosed to the borrower on [Redacted] on the CD
																	[Redacted]	[Redacted]		1	A		WA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216377987		RCKT2160007	23772765			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The verbal verification of employment for the co-borrower with [Redacted] was dated 4/5/2021 which is not within [Redacted] of the Note dated [Redacted].
Reviewer Comment (2021-11-19): Recert of verbal performed on [Redacted] was provided to satisfy exceptin.

Reviewer Comment (2021-11-18): We have received VVOE for Borrower dated [Redacted], and the note date is [Redacted], which is not within [Redacted] from note date. Received memo which states that it is due to technical glitch, however, we are unable to accept the document as the "date of call or the verification date" needs to be within  business days from the note date of [Redacted]. Hence, the exception remains.

Buyer Comment (2021-11-17): see attached

Buyer Comment (2021-11-17): See attached VVOE response and review to clear condition.
																	[Redacted]	[Redacted]		1	A		NC	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216377989		RCKT2160014	23753609			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.	File is missing evidence that Valuation was provided to the borrower [Redacted] prior to consummation.				Reviewer Comment (2021-11-16): Appraisal Waiver provided. Exception cleared. Buyer Comment (2021-11-15): see attached Buyer Comment (2021-11-15): See attached Appraisal Delivery Waiver and review to clear condition.	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216377990		RCKT2160015	23758187			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Escrowed Property Costs over Year 1 should reflect [Redacted] for the amount of Estimated property costs over year 1 for escrowed accounts. This was based on monthly taxes in the amount of [Redacted] and homeowner's insurance in the amount of [Redacted] and HOA Dues in the amount of [Redacted].				Reviewer Comment (2021-11-22): [Redacted] received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2021-11-19): see attached Buyer Comment (2021-11-19): the amounts for the taxes and HOA dues are correct in our system as is the HOI of [Redacted] per year which equates to [Redacted] per month. The updated HOI is attached, please review to clear condition.	[Redacted]	[Redacted]		2	B		CO	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216377990		RCKT2160015	23768592			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	The title- lenders title insurance fee increase of [Redacted] exceeds tolerance of [Redacted] Sufficient or excess cure was provided to the borrower, missing required remediation documentation to complete cure.				Reviewer Comment (2021-11-15): Sufficient Cure Provided At Closing	[Redacted]	[Redacted]		1	A		CO	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216377991		RCKT2160018	23758908			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank [Redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Erroneous				Reviewer Comment (2021-11-15): Loan is SHQM (APOR).	[Redacted]	[Redacted]		1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216377991		RCKT2160018	23758910			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final CD in [Redacted] disclosed incorrect finance charge. [Redacted] PCCD disclosed corrected finance charge however, no cure was found.				Reviewer Comment (2021-11-17): [Redacted] received PCCD, LOE, copy of refund check, RTC and proof of delivery; exception is cured. Buyer Comment (2021-11-17): please see the redisclosure which cured both issues and proof of delivery	[Redacted]	[Redacted]		2	B		CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216377991		RCKT2160018	23773097			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 130(b) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure.					Reviewer Comment (2021-11-17): [Redacted] received PCCD, LOE, copy of refund check, and proof of delivery; exception is cured. Buyer Comment (2021-11-17): Please see response to the other exception which was used to cure both issues	[Redacted]	[Redacted]		2	B		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216377992		RCKT2160019	23759369			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Non escrowed property cost over year one does not include HOA fees of [Redacted] per month				Reviewer Comment (2021-11-18): [Redacted] received a PCCD correcting non escrowed property costs and LOE. Buyer Comment (2021-11-17): Please see redisclosure package attached	[Redacted]	[Redacted]		2	B		CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216377995		RCKT2160023	23759590			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded with the security instrument was not provided in file.				Reviewer Comment (2021-11-18): Rider - Other received and associated . Exception Cleared Buyer Comment (2021-11-16): See Exhibit A of the attached Deed of Trust.	[Redacted]	[Redacted]		1	A		CA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216377995		RCKT2160023	23760798			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant [Redacted] prior to consummation.					Reviewer Comment (2021-11-18): Borrower recieved appraisal ten days prior to closing. Buyer Comment (2021-11-17): Please see [Redacted]. Appraisal cover letter indicates client received appraisal on [Redacted], [Redacted] before the loan closed.	[Redacted]	[Redacted]		1	A		CA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216377995		RCKT2160023	23760800			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 130(b) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus[Redacted] or [Redacted]. Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure.	COC in file, cure provided.				Reviewer Comment (2021-11-22): Cured Reviewer Comment (2021-11-19): Proof PCCD and cure was received by borrower was not provided to satisfy exception. Buyer Comment (2021-11-19): See uploaded redisclosure package with copy of check. Will ship today. This is time sensitive, please clear.	[Redacted]	[Redacted]		2	B		CA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216377995		RCKT2160023	23775672			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [Redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] not accurate.	Loan disclosure amount of estimated property costs over year 1 of [Redacted] includes hazard insurance of [Redacted]/month , Taxes [Redacted]/Month and HOA [Redacted] =[Redacted]
Reviewer Comment (2021-11-19): Revised PCCD was provided with correct cost of [Redacted]

Buyer Comment (2021-11-19): Please see attached redisclosure package. HOA dues were updated but taxes are correct. Please refer to the tax cert ([Redacted]).

Reviewer Comment (2021-11-18): [Redacted] reviewed exception however the calculated total property are: [Redacted] HOA dues, [Redacted] HOI, and [Redacted] taxes per [Redacted]. Please reference or provide documentation if using an updated amount. Please provide a corrected CD and LOE to cure.

Buyer Comment (2021-11-17): Final CD lists property costs over 1 year as [Redacted]. This matches calculation provided. Please advise what costs are incorrect.
																	[Redacted]	[Redacted]		2	B		CA	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216377996		RCKT2160024	23760987			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 130(b) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure.	The recording fee increased from [Redacted] to [Redacted] on the Loan Estimate issued on [Redacted] and the recording fee on the final Closing Disclosure was [Redacted].				Reviewer Comment (2021-11-18): Cure for [Redacted] was provided to borrower as principal reduction. Proof of notification and PCCD was delivered to borrower was provided Buyer Comment (2021-11-17): Please see the redisclosue and proof of delivery attached	[Redacted]	[Redacted]		2	B		CA	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216377997		RCKT2160026	23760669			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Only 1 month of 2 months required of the [Redacted] account ending [Redacted] were provided for review.
Reviewer Comment (2021-11-18): Received 1 more month [Redacted} statement for [Redacted] to meet the asset requirement. Exception Cleared

Buyer Comment (2021-11-17): see attached

Buyer Comment (2021-11-17): See attached [Redacted} statement and review to clear condition.

Reviewer Comment (2021-11-16): The additional months [Redacted} statement needed in order to provide sufficient funds to close/reserves is for account [Redacted] as indicated in the exception commentary.

Buyer Comment (2021-11-15): The [Redacted] account ending in [Redacted] is the business account for the client's business and was not used in the reserve requirement.  Please review to clear condition.
																	[Redacted]	[Redacted]		1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216377999		RCKT2160045	23764536			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in [Redacted]. Provide a post-disaster inspection verifying there was no damage from Remnants of [Redacted]. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted] (declared end date).
Reviewer Comment (2021-11-22): Photo inspection report completed [Redacted] - supplied.

Buyer Comment (2021-11-19): see attached

Buyer Comment (2021-11-19): Please see attached disaster inspection and review to clear condition.

Reviewer Comment (2021-11-18): Need Post Disaster Inspection Report (PDI) to clear this exception. hence, Exception remains

Buyer Comment (2021-11-16): see attached

Buyer Comment (2021-11-16): Our guidelines only require a disaster inspection on homes within counties with INDIVIDUAL ASSISTANCE ONLY designation. Please see attached FEMA map. This county is BOTH INDIVIDUAL AND PUBLIC ASSISTANCE. No disaster inspection is needed. Please review to clear this condition.
																	[Redacted]	[Redacted]		1	A		NY	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
216377999		RCKT2160045	23765530			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus [Redacted] or [Redacted]. Insufficient or no cure was provided to the borrower.	Title - Document Preparation Fee of [Redacted] was added to Section B of the Closing Disclosure issued on [Redacted] and a valid change of circumstance was not provided.				Reviewer Comment (2021-11-17): [Redacted] received: Letter of Explanation, Proof of Mailing, Copy of Refund Check, and Corrected PCCD. Buyer Comment (2021-11-16): [Redacted]: See attachment, issue was cured.	[Redacted]	[Redacted]		2	B		NY	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216378002		RCKT2160062	23761786			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on [Redacted] that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance Charged disclosed is [Redacted]. Calculated finance charge is [Redacted]. There is a variance of [Redacted].				Reviewer Comment (2021-11-17): [Redacted] received PCCD, LOE, copy of refund check, and proof of delivery; exception is cured. Buyer Comment (2021-11-16): [Redacted]: See attachment.	[Redacted]	[Redacted]		2	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216394999		RCKT2160061	23792756			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Notice of Right to Cancel was executed on Model Form H-8 versus Model Form H-9.				Buyer Comment (2021-11-17): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.	[Redacted]	[Redacted]	11/17/2021	2	B		NY	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
216395005		RCKT2160675	23790411			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Legible paystub from coborrower to support [Redacted] monthly income was not provided.				Reviewer Comment (2021-11-17): Satisfactory paystub provided to support income. Exception cleared. Buyer Comment (2021-11-17): see attached Buyer Comment (2021-11-17): See attached payslip and review to clear condition.	[Redacted]	[Redacted]		1	A		MA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No